     Filed with the Securities and Exchange Commission on November 1, 1999

                               File No. 33-48940
                               -----------------
                               File No. 811-6722
                               -----------------

                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC  20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No. __________
     Post-Effective Amendment No.  11                          [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]
     Amendment No.  11

                       (Check appropriate box or boxes.)

                              The HomeState Group

                     ------------------------------------
              (Exact Name of Registrant as Specified in Charter)

   1857 William Penn Way, Suite 203, Lancaster, PA                    17605
   -----------------------------------------------                  ----------
      (Address of Principal Executive Offices)                      (Zip Code)

      Registrant's Telephone Number, including Area Code:         (717) 396-1116
                                --------------

                                 Scott L. Rehr

                1857 William Penn Way, Suite 203, Lancaster, PA
                -----------------------------------------------
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

         [X] immediately upon filing pursuant to paragraph (b)
          _  on ___________________ pursuant to paragraph (b)
          _  60 days after filing pursuant to paragraph (a)(1)
          _  on ___________________ pursuant to paragraph (a)(1)
          _  75 days after filing pursuant to paragraph (a)(2)
          _  on ___________________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

          _ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

       CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933:

An indefinite amount of securities is being registered under the Securities Act of 1933 pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940.

                             CROSS-REFERENCE SHEET
                            Pursuant to Rule 481(a)

                              The HomeState Group
                    The HomeState Pennsylvania Growth Fund
                 The HomeState Select Banking and Finance Fund
                      The HomeState Year 2000 (Y2K) Fund

                          Items Required by Form N-1A

                        PART A -- INFORMATION REQUIRED
                                 IN PROSPECTUS

                    The HomeState Pennsylvania Growth Fund

Form N-1A                                               Location in
Item Number                Description                   Prospectus
-----------                -----------                   ----------
   1.           Front and Back Cover Pages              Front and Back Cover Pages

   2.           Risk/Return Summary: Investments        FUND FACTS --
                Risks, and Performance                  The HomeState Pennsylvania
                                                        Growth Fund -- Investment
                                                        Objective, Investment
                                                        Strategy, Primary Risk
                                                        Considerations and
                                                        Risk/Return Bar Chart and
                                                        Table

   3.           Risk/Return Summary: Fee Table          FUND FACTS --The HomeState
                                                        Pennsylvania Growth
                                                        Fund -- Transaction Expenses

   4.           Investment Objectives, Principal        FUND FACTS --
                Investment Strategies, and              The Pennsylvania HomeState
                Related Risks                           Growth Fund -- Investment
                                                        Objective and Primary Risk
                                                        Considerations; ADDITIONAL
                                                        INVESTMENT
                                                        INFORMATION

   5.           Management's Discussion of              Provided in Management's
                Fund Performance                        Annual Report to Shareholders

   6.           Management, Organization                GENERAL INFORMATION
                and Capital Structure

   7.           Shareholder Information                 SHAREHOLDER
                                                        SERVICE INFORMATION

   8.           Distribution Arrangements               SHAREHOLDER
                                                        SERVICE INFORMATION--
                                                        Sales Charges and Reduced
                                                        Sales Charges; GENERAL
                                                        INFORMATION --
                                                        Distribution Plans

   9.           Financial Highlights Information        FUND FACTS --
                                                        The HomeState
                                                        Pennsylvania Growth
                                                        Fund -- Financial Highlights

                             CROSS-REFERENCE SHEET
                            Pursuant to Rule 481(a)

                              The HomeState Group
                    The HomeState Pennsylvania Growth Fund
                 The HomeState Select Banking and Finance Fund
                      The HomeState Year 2000 (Y2K) Fund

                          Items Required by Form N-1A

                        PART A -- INFORMATION REQUIRED
                                 IN PROSPECTUS

                 The HomeState Select Banking and Finance Fund

Form N-1A                                                             Location in
Item Number               Description                                  Prospectus
-----------               -----------                                  ----------
     1.            Front and Back Cover Pages                Front and Back Cover Pages

     2.            Risk/Return Summary: Investments          FUND FACTS --
                   Risks, and Performance                    The HomeState Select
                                                             Banking and Finance Fund
                                                             -- Investment Objective,
                                                             Investment Strategy,
                                                             Primary Risk Considerations
                                                             and Risk/Return Bar Chart and
                                                             Table

     3.            Risk/Return Summary: Fee Table            FUND FACTS --
                                                             The HomeState Select
                                                             Banking and Finance Fund
                                                             -- Transaction Expenses

     4.            Investment Objectives, Principal          FUND FACTS --
                   Investment Strategies, and                The HomeState Select Banking
                   Related Risks                             and Finance Fund -- Investment
                                                             Objective and Primary Risk
                                                             Considerations; ADDITIONAL
                                                             INVESTMENT
                                                             INFORMATION

     5.            Management's Discussion of                Provided in Management's
                   Fund Performance                          Annual Report to Shareholders

     6.            Management, Organization                  GENERAL INFORMATION
                   and Capital Structure

     7.            Shareholder Information                   SHAREHOLDER
                                                             SERVICE INFORMATION

     8.            Distribution Arrangements                 SHAREHOLDER
                                                             SERVICE INFORMATION--
                                                             Sales Charges and Reduced
                                                             Sales Charges; GENERAL
                                                             INFORMATION --
                                                             Distribution Plans

     9.            Financial Highlights Information          FUND FACTS --
                                                             The HomeState Select
                                                             Banking and
                                                             Finance Fund -- Financial
                                                             Highlights

                             CROSS-REFERENCE SHEET
                            Pursuant to Rule 481(a)

                              The HomeState Group
                    The HomeState Pennsylvania Growth Fund
                 The HomeState Select Banking and Finance Fund
                      The HomeState Year 2000 (Y2K) Fund

                          Items Required by Form N-1A

                        PART A -- INFORMATION REQUIRED
                                 IN PROSPECTUS

                      The HomeState Year 2000 (Y2K) Fund

Form N-1A                                                            Location in
Item Number              Description                                 Prospectus
-----------              -----------                                 ----------
     1.           Front and Back Cover Pages                Front and Back Cover Pages

     2.           Risk/Return Summary: Investments          FUND FACTS -- Risks,
                  and Performance                           The HomeState Year 2000 (Y2K)
                                                            Fund -- Investment Objective,
                                                            Investment Strategy,
                                                            Primary Risk Considerations and
                                                            Risk/Return Bar Chart and
                                                            Table

     3.           Risk/Return Summary: Fee Table            FUND FACTS --
                                                            The HomeState Year 2000
                                                            Y2K Fund -- Transaction
                                                            Expenses

     4.           Investment Objectives, Principal          FUND FACTS --
                  Investment Strategies, and                The HomeState Year 2000
                  Related Risks                             (Y2K) Fund -- Investment Objective
                                                            and Primary Risk Considerations;
                                                            ADDITIONAL INVESTMENT
                                                            INFORMATION

     5.           Management's Discussion of                Provided in Management's
                  Fund Performance                          Annual Report to Shareholders

     6.           Management, Organization                  GENERAL INFORMATION
                  and Capital Structure

     7.           Shareholder Information                   SHAREHOLDER
                                                            SERVICE INFORMATION

     8.           Distribution Arrangements                 SHAREHOLDER
                                                            SERVICE INFORMATION--
                                                            Sales Charges and Reduced
                                                            Sales Charges; GENERAL
                                                            INFORMATION --
                                                            Distribution Plans

     9.           Financial Highlights Information          FUND FACTS --
                                                            The HomeState Year 2000
                                                            (Y2K) Fund --
                                                            Financial Highlights

                                   HomeState
                                   ---------

                              [LOGO APPEARS HERE]
                             _____________________
                                 MUTUAL FUNDS

                     The HomeState Pennsylvania Growth Fund
                 The HomeState Select Banking and Finance Fund
                       The HomeState Year 2000 (Y2K) Fund


--------------------------------------------------------------------------------
                                   PROSPECTUS

                             Dated October 29, 1999
--------------------------------------------------------------------------------


      The Securities and Exchange Commission has not approved any Fund's shares or determined whether this Prospectus is accurate or complete.
             Anyone who tells you otherwise is committing a crime.

-------------------------------------------------------------------------------
Table of Contents
-------------------------------------------------------------------------------

Where To Find Information Concerning                                                    Page Number
------------------------------------------------------------------                      -----------
FUND FACTS

         The HomeState Pennsylvania Growth Fund                                             -3-
         The HomeState Select Banking and Finance Fund                                      -7-
         The HomeState Year 2000 (Y2K) Fund                                                -12-

ADDITIONAL INVESTMENT INFORMATION                                                          -17-

SHAREHOLDER SERVICE INFORMATION

         How to Buy Fund Shares                                                            -18-
         Retirement Plans                                                                  -20-
         How to Redeem Fund Shares                                                         -21-
         How to Exchange Fund Shares                                                       -22-
         Dividends and Distributions                                                       -22-
         Taxes                                                                             -22-

GENERAL INFORMATION                                                                        -24-

APPENDIX

         Summary of Information About the Pennsylvania Economy                             -26-
         Summary of Information About the Banking and Financial Services Industries        -27-
         Additional Information Regarding the Year 2000 Problem                            -29-

                              The HomeState Group
                              -------------------

                    The HomeState Pennsylvania Growth Fund
                 The HomeState Select Banking and Finance Fund
                      The HomeState Year 2000 (Y2K) Fund

                       Prospectus Dated October 29, 1999

                              The HomeState Group


FUND MANAGEMENT

Mailing Address:  1857 William Penn Way
                  P.O. Box 10666
                  Lancaster, PA 17605-0666

Phone: 800 232-0224 -- Toll-Free
       717 396-7864 -- Local & International

SHAREHOLDER SERVICES

Contact:                Firstar Mutual Fund
                        Services, LLC
Mailing Address:        P.O. Box 701
                        Milwaukee, WI 53201-0701

Phone: (800) 232-0224 -- Toll-Free




Introduction to the HomeState Group

This Prospectus introduces you to The HomeState Group, an open-end management company offering you shares of three equity mutual funds for investment.

The three mutual funds (the Funds) currently offered and covered in this Prospectus are:
     The HomeState Pennsylvania Growth Fund
     The HomeState Select Banking and Finance Fund
     The HomeState Year 2000 (Y2K) Fund

This Prospectus provides you with the information you should know before investing. Please read it carefully and keep it for future reference.

Section 1: FUND FACTS

-------------------------------
The HomeState Pennsylvania
Growth Fund
Symbol: HSPGX
-------------------------------


Investment Objective

The objective of HomeState Pennsylvania Growth Fund (the PA Growth Fund) is long-term growth through capital appreciation.

Investment Strategy

 . Regional Investing

The PA Growth Fund seeks to achieve this goal by investing a minimum 65% of its total assets in a diversified portfolio of companies that have their headquarters in the Commonwealth of Pennsylvania, or companies that are based elsewhere but have significant operations in the Commonwealth of Pennsylvania (i.e. at least 50% of their revenues are derived from operating units located in Pennsylvania). The Funds' Adviser, Emerald Advisers, Inc., believes that Pennsylvania is positioned to provide publicly-traded companies and their shareholders with significant opportunities for growth. Located between two of the nation's most densely populated regions, the state's industries are poised to take advantage of global markets. (See page 24 for "Summary of Information About the Pennsylvania Economy.")

 . Equity Securities

Under normal circumstances the PA Growth Fund invests a minimum of 65% of its total assets in common stocks, preferred stocks, and securities convertible into common and preferred stocks. The PA Growth Fund strives to invest in companies with strong balance sheets and dominant or leading positions in niche markets. (See page 15 for "Hands-On" Research Techniques.")

 . Smaller Companies

The Fund can invest in companies from a wide range of industries and of various sizes. This includes smaller companies. Smaller companies are those defined by the Funds' adviser as having a market capitalization of less than $1 billion. Smaller companies may offer more growth potential than larger companies because smaller companies are generally not as widely followed by institutional investment analysts as larger companies. The Fund's adviser believes that this lack of available information about smaller companies presents an opportunity for investment managers providing their own research analysis.

Primary Risk Considerations

 . Market Risk

The principal risk factor associated with an investment in the PA Growth Fund, and every stock mutual fund, is that the market value of the portfolios' securities may decrease and result in a decrease in the value of a shareholder's investment. Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

 . Regional Investing Risk

Due to its geographic limitation, the PA Growth Fund's assets may be subject to greater risk of loss from developments having an unfavorable impact upon business located in Pennsylvania. These developments could be economic, political, or other, such as natural disasters. Because of its geographic limitation, the PA Growth Fund may be less diversified than other funds with similar investment objectives but more geographic representation. There can be no assurance that the economy of Pennsylvania or the companies headquartered or operating in Pennsylvania will grow in the future. (See page 24 for "Summary of Information About the Pennsylvania Economy.")

 . Small Company Risk

Stocks of "small cap" companies tend to be more volatile and less liquid than stocks of larger companies. "Small cap" companies, as compared to larger companies:

   -  may have a shorter history of operations;
   -  may not have as great an ability to raise additional capital;
   - may have a less diversified product line making them more susceptible to market pressure;
   -  may have a smaller public market for their shares; and
   -  may not be nationally recognized.

Investment Suitability

All investments, including those in mutual funds, have risks, and no investment is suitable for all investors. The PA Growth Fund is most suitable as part of a diversified portfolio for long-term investors who are looking for the potential for growth of their capital.


Risk and Return Bar Chart and Table

The following chart and table provide some indication of the risks of investing in the PA Growth Fund by:

 . showing changes in the Fund's performance from year to year;

 . showing how the Fund's average annual returns for 1 and 5 years and since its commencement of operations on October 1, 1992 compare with those of a broad measure of market performance.

As you know, how the PA Growth Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

                          1993                19.09%
                          1994                 1.90%
                          1995                44.52%
                          1996                21.45%
                          1997                26.33%
                          1998               -12.44%

The PA Growth Fund's best-performing calendar quarter was for the 3 months ended September 30, 1997: +22.14%.
The PA Growth Fund's worst-performing quarter was for the 3 months ended September 30, 1998: -26.46%.
The PA Growth Fund's 1999 Year-to-date return as of September 30, 1999 was +18.55%.

The above returns do not reflect the maximum 4.75% sales charge (load). If the sales charge was reflected, returns would be less than those shown above.

The following chart compares the Fund's average annual returns (including the effects of its 4.75% maximum sales charge) to that of the Russell 2000 index. The Russell 2000 is an unmanaged index of mostly smaller-sized companies. Note that index are gross returns and do not reflect deduction of expenses.

                    Average Annual Total Return as of December 31, 1998
                    ---------------------------------------------------
                                                              Since Inception
                                                              ---------------
                                   1 Year        5 Year       10/1/92
                                   ------        ------       -------

PA Growth Fund                     -16.62%       +13.51%      +15.32%
Russell 2000 Index                 - 2.55%       +11.86%      +14.98%


Transaction Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the PA Growth Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases

(as a percentage of offering price)                           4.75%/1/
Maximum Deferred Sales Charge                                 None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends   None
Redemption Fee                                                None/2/
Exchange Fee                                                  None
Maximum Account Fee                                           None

Annual Fund Operating Expenses/3/ (expenses that are deducted from Fund assets)

Management Fee                                                0.75%
Distribution (12b-1) Fees/4/                                  0.35%
Other Expenses                                                0.46%
                                                              ----
Total Annual Fund Operating Expenses                          1.56%

Example

This Example is intended to help you compare the cost of investing in the PA Growth Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the PA Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         1 year            3 years              5 years              10 years
         ------            -------              -------              --------
         $626              $944                 $1,285               $2,243

/1/ The rules of the SEC require that the maximum sales charge be reflected in the above table. There are several ways to reduce the sales charge. See "How to Buy Fund Shares" for more information.
/2/      There is a $12 service fee for redemptions effected via wire transfer.
/3/ The table shows expenses based on the Fund's management fees, distribution service (12b-1) fees and other expenses for the period ended June 30, 1999.
/4/ Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the economic equivalent of the maximum permitted front-end sales charge.

Financial Highlights

The financial highlights table is intended to help you understand the PA Growth Fund's financial performance for the past five years. Certain information reflects financial results for a single PA Growth Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the PA Growth Fund (assuming the reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the PA Growth Funds financial statements, are included in the Statement of Additional Information (SAI) which is available upon request.

                                                                                    Periods Ended**
                                                                                    ---------------
                                                                      6/30/99       6/30/98        6/30/97      6/30/96    6/30/95
                                                                      -------       -------        -------      -------    -------
   Net Asset Value, Beginning of Period                               $ 13.03        $10.78         $10.63      $  7.84    $  6.19

   Income from investment Operations
   Net investment loss                                                  (0.01)/1/     (0.05)/1/      (0.03)       (0.04)     (0.01)

   Net realized and unrealized gain on investments                      (1.18)         2.70           0.89         3.09       1.77
                                                                        ------         ----           ----         ----       ----

   Total from investment operations                                     (1.19)         2.65           0.86         3.05       1.76
                                                                        ------         ----           ----         ----       ----
   Less Distributions
   Dividends from net investment income                                    --            --             --           --         --
   Distributions from net realized gains                                (0.14)        (0.40)         (O.71)       (0.26)     (0.11)
                                                                        ------        ------         ------       ------     ------
   Total distributions                                                  (0.14)        (0.40)         (0.71)       (0.26)     (0.11)
                                                                        ------        ------         ------       ------     ------
   Net asset value at end of period                                   $ 11.70        $13.03         $10.78       $10.63    $  7.84
                                                                       ======        ======         ======       ======    =======
   Total Return*                                                        (9.24%)       25.04%          9.56%       39.94%     28.96%


   RATIOS/SUPPLEMENTAL DATA

   Net assets, end of period (000s omitted)                           $98,977      $135,437        $89,577      $55,828    $20,388
   Ratio of expenses to average net assets
     before reimbursement by Adviser                                     1.56%         1.49%          1.77%        1.85%      2.00%
   Ratio of expenses to average net assets
    after reimbursement by Adviser                                       na/2/         na/2/          na/2/        na/2/      1.91%
   Ratio of net investment loss to average net
    assets before reimbursement by Adviser                              (0.11%)       (0.45)%        (O.39)%      (0.58)%    (0.20)%
   Ratio of net investment loss to average net
    assets after reimbursement by Adviser                                na/2/         na/2/          na/2/        na/2/     (0.10)%
   Portfolio turnover rate                                                 88%           51%            50%          66%        51%

   *   Total return does not reflect 4.75% maximum sales charge
   **  Data reflects 2 for 1 stock split which occurred on December 29, 1997
   1 Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
   2   Not applicable: no reimbursements were made by the Adviser.

---------------------------------
The HomeState Select Banking and
Finance Fund
Symbol: HSSAX
---------------------------------

Investment Objective

The objective of the HomeState Select Banking and Finance Fund (the Banking and Finance Fund) is long-term growth through capital appreciation. Income is a secondary objective.

Investment Strategy

 . Concentration in the Banking  and Financial Services Industries

The Banking and Finance Fund will invest at least 65% of its total assets in banking and financial services companies. For investment purposes, a company is defined as "principally engaged" in banking or financial services industries if:

     (i) at least 50% of either the revenues or earnings was derived from the creation, purchase or sale of banking or financial services products, or

     (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year.

Companies in the banking industry include U.S. commercial and industrial banking and savings institutions and their parent holding companies. Companies in the financial services industry include commercial and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, real estate investment trusts, insurance and insurance holding companies, and leasing companies. The Fund normally emphasizes companies located in the Mid-Atlantic states (Pennsylvania, New Jersey, New York, Delaware, Ohio, West Virginia, Virginia, Maryland and Washington D.C.), but can invest in companies headquartered anywhere in the U.S.

The Banking and Finance Fund's adviser believes that this sector of the economy will be an area of potential growth over the next several years because of:

     (i)   the recent wave of consolidations of commercial banks

     (ii) the recent acquisitions by companies in the banking and financial services industries resulting from changes in traditional regulatory and operating distinctions

     (iii) an increase in interest in investments and savings as the American "baby boomers" approach retirement.

(See page 25 for "Summary of Information About the Banking and Financial Services Industries.")

 . Equity Securities

Under normal circumstances the Banking and Finance Fund invests in common stocks, preferred stocks, and securities convertible into common and preferred stocks. The Fund strives to invest in companies with strong balance sheets and dominant or leading positions in niche markets. (See page 15 for "Hands-On" Research Techniques.")

 . Smaller Companies

The Banking and Finance Fund can invest in companies from a wide range of industries and of various sizes. This includes smaller companies. Smaller companies are those defined by the Funds' adviser as having a market capitalization of less than $1 billion. Smaller companies may offer more growth potential than larger companies because smaller companies are generally not as widely followed by institutional investment analysts as larger companies. The Fund's adviser believes that this lack of available information about smaller companies presents an opportunity for investment managers providing their own research analysis.

Primary Risk Considerations

 . Market Risk

The principal risk factor associated with an investment in the Banking and Finance Fund, and every stock mutual fund, is that the market value of the portfolios' securities may decrease and result in a decrease in the value of a shareholder's investment. Loss of money is a risk of investing in the Fund. An investment in the Banking and Finance Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

 . Small Company Risk

Stocks of "small cap" companies tend to be more volatile and less liquid than stocks of larger companies. "Small cap" companies, as compared to larger companies:

   - may have a shorter history of operations;
   - may not have as great an ability to raise additional capital;

   - may have a less diversified product line making them more susceptible to market pressure;

   - may have a smaller public market for their shares; and

   - may not be nationally recognized.

 . Industry Concentration Risk

The Banking and Finance Fund concentrates 65% or more of its total assets in securities of companies principally engaged in the banking or financial services industries. As a result, the Banking and Finance Fund may be subject to greater risks than a portfolio without such a concentration. This is especially true with respect to the risks associated with regulatory developments in, or related to, the banking and financial services industries.

Investment Suitability

All investments, including those in mutual funds, have risks, and no investment is suitable for all investors. The Banking and Finance Fund is most suitable as part of a diversified portfolio for long-term investors who are looking for the potential for growth of their capital.

Risk and Return Bar Chart and Table

The following chart and table provide some indication of the risks of investing in the Banking & Finance Fund by:

 . showing changes in the Fund's performance from year to year ;

 . showing how the Fund's average annual returns for 1 year and since its commencement of operations on February 18, 1997 compare with those of a broad measure of market performance.

Prior to October 20, 1998, the Fund was named the HomeState Select Opportunities Fund and pursued a different objective.

As you know, how the Banking & Finance Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

                    12/31/1998          -20.54%

The Banking & Finance Fund's best-performing calendar quarter was for the 3 months ended September 30, 1997: +27.49%.

The Banking & Finance Fund worst-performing quarter was for the 3 months ended September 30, 1998: -27.35%.

The Banking & Finance Fund's 1999 Year-to-date return as of September 30, 1999 was +14.99%.

The above returns do not reflect the maximum 4.75% sales charge (load). If the sales charge was reflected, returns would be less than those shown above.

The following chart compares the Fund's average annual returns (including the effects of its 4.75% maximum sales charge) to that of the Russell 2000 index. The Russell 2000 is an unmanaged index of mostly smaller-sized companies. Note that Russell 2000 index is a gross return and does not reflect deduction of expenses.

              Average Annual Total Return as of December 31, 1998
              ---------------------------------------------------
                                                       Since Inception
                                                       ---------------
                                           1 Year          2/18/97
                                           ------          -------
          Banking & Finance Fund           -24.31%         + 0.72%
          Russell 2000 Index               - 2.55%         + 8.73%

Transaction Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                    4.75%/1/
Maximum Deferred Sales Charge                                          None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends            None
Redemption Fee                                                         None/2/
Exchange Fee                                                           None
Maximum Account Fee                                                    None

Annual Fund Operating Expenses/3/ (expenses that are deducted from Fund assets)

Management Fee                                                         1.00%
Distribution (12b-1) Fees/4/                                           0.35%
Other Expenses                                                         1.25%
                                                                       -----
Total Annual Fund Operating Expenses                                   2.60%
                                                                       -----
Expenses Reimbursed by the Fund's Adviser                             (0.25%)/5/
                                                                       -----
Net Operating Expenses                                                 2.35%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     1 year/6/      3 years/7/          5 years/7/          10 years/7/
     ------         -------             -------             --------
     $702           $1,221              $1,766              $3,246

/1/ The rules of the SEC require that the maximum sales charge be reflected in the above table. There are several ways to reduce the sales charge. See ""How to Buy Fund Shares" for more information.

/2/  There is a $12 service fee for redemptions effected via wire transfer.

/3/ The table shows expenses based on the Fund's management fees, distribution service (12b-1) fees and other expenses for the period ended June 30, 1999.

/4/ Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the economic equivalent of the maximum permitted front-end sales charge.

/5/ The Adviser has agreed to limit the Total Annual Fund Operating Expenses to no more than 2.35% at least through October 30, 2000. The Adviser is reimbursing and/or waiving fees to the Fund so that you would pay no more than 2.35% on an annualized basis at least through October 30, 2000.

/6/ The Expense Example shown for One Year includes the effects of the Adviser's reimbursement of Fund operating expenses in excess of 2.35% on an annualized basis.

/7/ The Three, Five and Ten Year Expense Examples do not show the effects of any waiver or reimbursement of operating expenses after the first year because the Adviser is obligated to waive and/or reimburse expenses only through the period ended October 30, 2000.

FinanciaL Highlights

The financial highlights table is intended to help you understand the Select Banking and Finance Fund's financial performance since it commenced operations on February 18, 1997. Prior to October 20, 1998, the Fund was named the HomeState Select Opportunities Fund and pursued a different objective. Certain information reflects financial results for a single Banking and Finance Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Banking and Finance Fund (assuming the reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Banking and Finance Fund's financial statements, are included in the SAI which is available upon request.

                                                                                     Periods Ended
                                                                           ---------------------------------------
                                                                           6/30/99       6/30/98        6/30/97+
                                                                           -------       -------        -------
     Net Asset Value, Beginning of Period                                  $ 13.42       $ 11.70        $ 10.00
     Income from Investment Operations
     Net investment income                                                   (0.01)/1/     (0.20)/1/      (0.03)
     Net realized and unrealized gain on investments                         (0.05)         2.46           1.73
                                                                             ------        -----          -----
     Total from investment operations                                        (0.06)         2.26           1.70
                                                                             ------        -----          -----
     Less Distributions
     Distributions from net realized gains                                      --         (0.54)            --
                                                                             ------        -----          -----
     Total distributions                                                        --         (0.54)            --
                                                                             ------        -----          -----
     Net asset value at end of period                                      $ 13.36       $ 13.42        $ 11.70
                                                                           =======       =======        =======
     Total Return**                                                          (0.45)%       19.56%         17.00%***

     RATIOS/SUPPLEMENTAL DATA

     Net assets, end of period (000s omitted)                              $13,131       $17,426        $ 5,628
     Ratio of expenses to average net assets
       before reimbursement by Adviser                                        2.60%         2.59%          8.10%*
     Ratio of expenses to average net assets
       after reimbursement by Adviser/2/                                      2.35%         2.35%          2.35%*
     Ratio of dividends on short positions to
       average net assets                                                       --          0.02%            --
     Ratio of net investment loss to average net
       assets before reimbursement by Adviser                                (0.31%)       (1.99)%        (6.85)%*
     Ratio of net investment loss to average net
       assets after reimbursement by Adviser                                 (0.05%)       (1.75)%        (1.10)%*
     Portfolio turnover rate                                                   158%          115%            59%

     +    From commencement of operations: February 18, 1997
     *    Annualized
     **   Total return does not reflect 4.75% maximum sales charge
     ***  Not Annualized
     1 Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
     2 The operating expense ratio excludes dividends on short positions. The ratio including dividends on short positions for the periods ended June 30, 1999, June 30, 1998 and June 30, 1997 were 2.35%, 2.37% and
          2.35%, respectively.

---------------------------------------------
The HomeState Year 2000 (Y2K) Fund
Symbol:  HSYTX
---------------------------------------------

Investment Objective

The investment objective of the HomeState Year 2000 (Y2K) Fund (the Y2K Fund) is to seek capital appreciation.

Investment Strategy

 .  Equity Securities

Under normal conditions, the Y2K Fund will invest at a minimum 65% of its total assets in a non-diversified portfolio of equity securities of public companies identified by the Y2K Fund's adviser as being involved in the "Year 2000 Industry." These are companies that are actively engaged in developing, or supporting the development or implementation of, marketable solutions to the "Year 2000 Problem." The Y2K Fund will invest principally in common stocks, but may also invest in preferred stocks and convertible securities of Y2K, as well as other, companies. (See page 15 for "Hands-On" Research Techniques.") The Y2K Fund can invest a larger percentage of its assets in a particular company than the typical mutual fund.

 .  The Year 2000 Problem

The "Year 2000 Problem" stems mainly from computer system design decisions made more than a decade ago. At that time, the requirement to save cost by storing the year of date fields as two digits instead of four far outweighed the consideration for what would happen in the year 2000. In these designs, the year 2000 ("00") will appear to be 1900 ("00"), 2001 will appear to be 1901, etc. Some of the manifestations of the Year 2000 Problem may include: credit cards with an expiration date of 01/00 will appear to have expired and will be rejected; mortgages, interest payments, and forecasting systems where time periods are calculated will all produce incorrect results. Left uncorrected, all date-sensitive calculations involving the years 2000 or later can result in massive computer malfunctions. (See page 27 for "Additional Information Regarding the Year 2000 Problem.")

 .  Options, Futures, and Short-Selling Strategies

The fund may invest a portion of its assets in options, futures and foreign currencies. It may also sell short. These practices are used primarily to hedge the fund's portfolio but may be used to increase returns; however such practices sometimes may reduce returns or increase volatility.

 .  Smaller Companies

The Y2K Fund can invest in companies from a wide range of industries and of various sizes. This includes smaller companies. Smaller companies are those defined by the Y2K Funds' adviser as having a market capitalization of less than $1 billion. Smaller companies may offer more growth potential than larger companies because smaller companies are generally not as widely followed by institutional investment analysts as larger companies. The Y2K Fund's adviser believes that this lack of available information about smaller companies presents an opportunity for investment managers providing their own research analysis.

 .  Limited Time Horizon

On October 15, 1999, the shareholders of the Y2K Fund voted to approve to changes to the Fund. Effective in early 2000, the Fund's name will be changed to "The HomeState Select Technology Fund" and its investment objective and policies will be broadened to invest primarily in companies engaged in the technology sector. (See page 27 for "Special Note Regarding the Y2K Fund's Objective.")

Primary Risk Considerations
 .  Market Risk

The principal risk factor associated with an investment in the Y2K Fund, and every, stock mutual Y2K Fund is that the market value of the portfolios' securities may decrease and result in a decrease in the value of a shareholder's investment. Loss of money is a risk of investing in the Fund. An investment in the Y2K Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

 .  Industry Concentration Risk

Under normal market conditions, the Y2K Fund will concentrate its investments in Year 2000 technology companies. By doing so, the Y2K Fund will be exposed to the risk of incurring substantial losses, as well as the opportunity of earning substantial gains, depending upon the markets' overall reception of these companies. Factors other than a company's Y2K problem-solving activities will impact value. Companies in the same industry are often faced with the same obstacles, issues or regulatory burdens, and their securities may react similarly to these or other market conditions. Equity securities of companies within the technology industry may have increased price volatility due to the heightened competition and rapid pace of change that is commonly experienced within that industry sector. As a result, a portfolio of technology company stocks is likely to be more volatile in price than one that includes investments in companies operating in a wider number of industry sectors.

 .  Small Company Risk

Stocks of "small cap" companies tend to be more volatile and less liquid than stocks of larger companies. "Small cap" companies, as compared to larger companies:

  -  may have a shorter history of operations;

  - may not have as great an ability to raise additional capital;

  - may have a less diversified product line making them more susceptible to market pressure;

  - may have a smaller public market for their shares; and

  -  may not be nationally recognized.

 .  Non-Diversification

As a "non-diversified" mutual fund, the Y2K Fund has the ability to invest a larger percentage of its assets in the stock of a smaller number of companies than a "diversified" fund. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Y2K Fund, the net asset value per share of the Y2K Fund can be expected to fluctuate more than that of a comparable "diversified" fund. (See the SAI for additional information.)

 .  Options, Futures, and Short-Selling Strategies Risks

The Fund may invest a portion of its assets in options, futures and foreign currencies. It may also sell short. These practices are used primarily to hedge the fund's portfolio but may be used to increase returns; however such practices sometimes may reduce returns or increase volatility. (See the SAI for additional information.)

Investment Suitability

The Y2K Fund is an aggressive fund and may not be suitable for all investors. This Fund is most suitable as part of a diversified portfolio for long-term investors who are looking for the potential growth of their capital.

Risk and Return Bar Chart and Table

The following chart and table provide some indication of the risks of investing in the Year 2000 Fund by:
 .  showing changes in the Fund's performance from year to year;
 .  showing how the Fund's average annual returns for 1 year and since its commencement of operations on October 31, 1997 compare with those of a broad measure of market performance.

As you know, how the Year 2000 Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

                        12/31/1998               2.07%

The Year 2000 Fund's best-performing calendar quarter was for the 3 months ended September 30, 1999: +25.55%. The Year 2000 Fund's worst-performing quarter was for the 3 months ended September 30, 1998:

-26.22%.

The Year 2000 Fund's 1999 Year-to-date return as of September 30, 1999 was +40.57%.

The above returns do not reflect the maximum 2.90% sales charge (load). If the sales charge was reflected, returns would be less than those shown above.

The following chart compares the Fund's average annual returns (including the effects of its 2.90% maximum sales charge) to that of the Russell 2000 index. The Russell 2000 is an unmanaged index of mostly smaller-sized companies. Note that Russell 2000 index is a gross return and does not reflect deduction of expenses.

              Average Annual Total Return as of December 31, 1998
              ---------------------------------------------------
                                                  Since Inception
                                                  ---------------
                                      1 Year         10/31/97
                                      ------         --------
          Year 2000 Fund              - 0.91%          + 4.71%
          Russell 2000 Index          - 2.55%          - 1.27%

Transaction Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases

(as a percentage of offering price)                                    2.90%/1/
Maximum Deferred Sales Charge                                          None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends            None
Redemption Fee                                                         None/2/
Exchange Fee                                                           None
Maximum Account Fee                                                    None

Annual Fund Operating Expenses/3/ (expenses that are deducted from Fund assets)

Management Fee                                                         1.00%
Distribution (12b-1) Fees/4/                                           0.70%
Other Expenses                                                         1.31%
                                                                       -----
Total Annual Fund Operating Expenses                                   3.01%
                                                                       -----
Expenses Reimbursed by the Fund's Adviser                             (0.11%)/5/
                                                                       -----
Net Operating Expenses                                                 2.90%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     1 year/6/      3 years/7/          5 years/7/          10 years/7/
     ------         -------             -------             --------
     $575           $1,183              $1,816              $3,511

/1/ The rules of the SEC require that the maximum sales charge be reflected in the above table. There are several ways to reduce the sales charge. See "How to Buy Fund Shares" for more information.

/2/  There is a $12 service fee for redemptions effected via wire transfer.

/3/ The table shows expenses based on the Fund's management fees, distribution service (12b-1) fees and other expenses for the period ended June 30, 1999.

/4/ Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the economic equivalent of the maximum permitted front-end sales charge.

/5/ The Adviser has agreed to limit the Total Annual Fund Operating Expenses to no more than 2.90% at least through October 30, 2000. The Adviser is reimbursing and/or waiving fees to the Fund so that you would pay no more than 2.90% on an annualized basis at least through October 30, 2000.

/6/ The Expense Example shown for One Year includes the effects of the Adviser's reimbursement of Fund operating expenses to no more than 2.90% on an annualized basis.

/7/ The Three, Five and Ten Year Expense Examples do not show the effects of any waiver or reimbursement because the Adviser is obligated to waive and/or reimburse expenses only through the period ended October 30, 2000.

Financial Highlights

The financial highlights table is intended to help you understand the Y2K
Fund's financial performance since it commenced operations on October 31, 1997. Certain information reflects financial results for a single Y2K Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Y2K Fund (assuming the reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Y2K Fund's financial statements, are included in the SAI which is available upon request.

                                                                      Period Ended
                                                                   -----------------
                                                               6/30/99           6/30/98+
                                                               -------           -------
     Net Asset Value, Beginning of Period                      $ 12.09           $ 10.00
     Income From Investment Operations
     Net investment loss /1/                                     (0.22)            (0.16)
     Net realized and unrealized gain on investments              0.30              2.25
                                                               -------           -------
     Total from investment operations                             0.08              2.09
                                                               -------           -------
     Net asset value at end of period                          $ 12.17           $ 12.09
                                                               =======           =======
     Total Return**                                               0.66%            20.90%***


     RATIOS/SUPPLEMENTAL DATA

     Net assets, end of period (000s omitted)                  $ 9,056           $10,973
     Ratio of expenses to average net assets
       before reimbursement by Adviser                            3.01%             5.29%*
     Ratio of expenses to average net assets
       after reimbursement by Adviser/2/                          2.90%             2.90%*
     Ratio of dividends on short positions to
       average net assets                                         0.04%             0.03%*
     Ratio of net investment loss to average net
       assets before reimbursement by Adviser                    (2.27%)           (4.56)%*

     Ratio of net investment loss to average net
       assets after reimbursement by Adviser                     (2.16%)           (2.17)%*
     Portfolio turnover rate                                       200%               44%

     +    From commencement of operations: October 31, 1997
     *    Annualized
     **   Total return does not reflect 2.90% maximum sales charge
     ***  Not Annualized
     1 Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
     2 The operating expense ratio excludes dividends on short positions. The ratio including dividends on short positions for the periods ended June 230, 1999 and June 30, 1998 were 2.94% and 2.93%, respectively.

--------------------------------------------------------------------------------
Section 2: ADDITIONAL INVESTMENT INFORMATION
--------------------------------------------------------------------------------

"Hands-On" Research Techniques

"Hands-On" research is the driving force behind the Funds' stock selection process. Stocks are chosen based primarily on fundamental analysis and, although technical factors are not ignored, the main investment criteria focuses on an evaluation of revenues, earnings, debt, capitalization, quality of management, level of insider ownership, changing market conditions, past performance, and future expectations. The Funds tend to choose companies with well-defined business plans and long-term operating strategies designed to increase shareholder value. When evaluating a company for possible inclusion in one of the Funds' portfolios, a member of the Adviser's portfolio management or research staff requests an in-person visit to the company whenever such a visit is judged appropriate. Meeting with the company's management and surveying its operations can provide important insights into a company.

The Adviser also tries to interview a cross section of the company's employees, customers, suppliers, and competitors. The Adviser believes that this "hands-on" approach to investing may give it an opportunity to spot developing trends in these companies. The Adviser estimates that approximately 80 percent of the PA Growth Fund's equity holdings have historically been a result of this intensive, in-house research effort and that this percentage is similar in the Banking and Finance Fund and the Y2K Fund.

Primary research is particularly important in the analysis of smaller companies. Smaller companies are generally not as widely followed by institutional investment analysts as larger companies such as those listed on the New York Stock Exchange. According to surveys by brokerage firms, more than 60 percent of all companies listed on the NASDAQ Stock Exchange and American Stock Exchange have two or fewer analysts following the company. The Funds' Adviser believes that this lack of generally available information about smaller companies presents an opportunity for investment managers who are dedicated to providing their own research analysis. "Hands-On" research analysis may help the Adviser spot developing trends early, so the Adviser can work to take advantage of them before they are seen by the larger investment community.

Fixed-Income/Debt Securities

Each Fund may also invest up to 35 percent of the value of its total assets in preferred stocks, investment-grade corporate bonds and notes, and high-quality short-term debt securities such as commercial paper, bankers' acceptances, certificates of deposit, repurchase agreements, obligations insured or guaranteed by the United States Government or its agencies, and demand and time deposits of domestic banks and United States branches and subsidiaries of foreign banks.

The prices of debt securities in which the Funds invest are likely to decrease in times of rising interest rates. Conversely, when rates fall, the value of the Funds' debt securities may rise. Price changes of these debt securities held by the Funds have a direct impact on the net asset value per share of the Funds. (See SAI for additional information.)

Mortgage-Related Securities

The Funds do not invest directly in real estate or real estate mortgage loans, except those instruments issued or guaranteed by the United States Government. The mortgage-related instruments in which the Funds may invest include those issued by Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), and Federal Home Loan Mortgage Corporation ("FHLMC") (collectively, the "Mortgage-Related Instruments"). The underlying mortgages which collateralize Mortgage-Related Instruments issued by GNMA are fully guaranteed by the Federal Housing Administration or Veteran's Administration, while those collateralizing Mortgage-Related Instruments issued by FHLMC or FNMA are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints.
(See SAI for additional information.)

Short-Term Obligations

When, in the opinion of the Funds' investment adviser, market conditions warrant a temporary defensive approach, the Funds may invest more than 35 percent of their total assets in short-term obligations. Short-term obligations include the following: securities issued or guaranteed by the U.S. government, commercial paper, and bankers acceptances. During intervals when the Funds adopt a temporary defensive position they will not be achieving their stated investment objective.

--------------------------------------------------------------------------------
Section 3: SHAREHOLDER SERVICE INFORMATION
--------------------------------------------------------------------------------

How to Buy Fund Shares

You may buy shares of the Funds through selected financial service firms (such as broker-dealer firms) that have signed a selling agreement with Rafferty Capital Markets, Inc. (the "Distributor"), the Funds' principal distributor. If you would like help finding a dealer, you should contact the Funds by calling
(800) 232-0224. Shares can be purchased by mail or by wire, as described in this Prospectus.

 .  The minimum initial investment is $500.
 .  The minimum subsequent investment is $50.

Investors may be charged a fee if they effect transactions through a broker or dealer.

Purchase Price/Share Valuation

Purchase orders for shares of the Funds placed with a registered broker-dealer must be received by the broker-dealer before the close of the New York Stock Exchange (NYSE) to receive the Funds' valuation calculated that day. The broker-dealer is responsible for the timely transmission of orders to the Distributor. Orders placed with the registered broker-dealer after the close of the NYSE will be executed based on the Funds' valuation calculated on the next business day.

The net asset value and offering price of the shares of the Funds are determined once on each Business Day as of the close of the NYSE, which on a normal Business Day is usually 4:00 p.m. Eastern Time. A "Business Day" is defined as a day in which the NYSE is open for trading.

Each Fund's value is determined by adding the value of the portfolio securities and other assets, subtracting its liabilities, and dividing the result by the number of its shares outstanding. Net asset value includes interest on fixed-income securities, which is accrued daily. Securities of the Funds listed or traded on a securities exchange will be valued at the last quoted sales price on the security's principal exchange. Listed securities not traded on an exchange that day, and other securities which are not traded in the over-the-counter market on any given day, will be valued at the mean between the last bid and ask price on the market on that day. Debt securities that mature in sixty days or less are valued at amortized cost, which approximates market value. Fair market value for other securities without available market quotations will be valued by the Board of Trustees. (See the SAI for additional information.)

The net asset value of the Funds fluctuates with market conditions as the value of the investment portfolio changes. With approval of the Board of Trustees, the Funds may use a pricing service, bank or broker-dealer experienced in such matters to value the Funds' securities.

Right to Refuse an Order

The Funds may refuse any order for the purchase of shares which the Board of Trustees deems as not in the best interests of the Funds.

Stock Certificates

Stock certificates representing shares of the Funds are not issued except upon written request. In order to facilitate redemptions and transfers, most shareholders elect not to receive certificates. If you lose your certificate, you may incur an expense to replace it.

Sales Charges

The maximum sales load on the purchase of shares is 4.75% for the PA Growth Fund and the Banking and Finance Fund. The Offering Price is the net asset value per share plus the front-end sales load, and is calculated as follows:

                              SALES CHARGE AS A PERCENTAGE OF:          DEALER'S CONCESSION
                              --------------------------------          -------------------
DOLLAR AMOUNT INVESTED            OFFERING PRICE          N.A.V.    (AS A  % OF OFFERING PRICE)
----------------------            --------------          ------    ---------------------------
Less Than $50,000                      4.75%               4.99%                4.25%
$50,000 to $250,000                    3.75                3.90                 3.25
$250,000 to $500,000                   2.75                2.83                 2.50
$500,000 to $1,000,000                 2.25                2.30                 2.00
$1,000,000 & Above                     0.00                0.00                 0.50

The maximum sales load on the purchase of shares of the Y2K Fund is 2.90%. The Offering Price is calculated as follows:

                              SALES CHARGE AS A PERCENTAGE OF:          DEALER'S CONCESSION
                              --------------------------------          -------------------
DOLLAR AMOUNT INVESTED            OFFERING PRICE          N.A.V.    (AS A % OF OFFERING PRICE)
----------------------            --------------          ------    --------------------------
Less Than $100,000                     2.90%               2.99%               2.40%
$100,000 to $250,000                   1.90                1.94                1.40
$250,000 to $500,000                   1.00                1.01                0.90
$500,000 & Above                       0.00                0.00                0.50

Reduced Sales Charge

There are several ways for you the shareholder to reach a higher discount level and qualify to pay a lower sales charge. Shareholders may qualify by combining current or past purchases in any of the Funds.

1.   Reach "Break Points" - Increase the initial investment amount.
2.   Right of Accumulation - Add to an existing shareholder account.
3. Sign a Letter of Intent - Inform the Funds that you wish to sign a non-binding Letter of Intent to purchase an additional number of shares over a 13-month period.
4. Combined Purchase Privilege - Combine investor accounts into one "purchase" or "holding." (See the SAI for additional information.)

Purchases at Net Asset Value

The Board of Trustees has determined that under certain conditions shareholders shall be permitted to purchase shares of the Funds without paying a sales charge. On purchases of $1,000,000 or more in the PA Growth Fund and the Banking and Finance Fund and on purchases of $500,000 or more in the Y2K Fund, shares are acquired at net asset value with no sales charge or dealer concession charged to the investor. The Distributor, however, may pay the broker-dealer up to 0.50% of the Offering Price, from its own assets. (See the SAI for additional information.)

Distribution Plans

Rafferty Capital Markets, Inc. (the Distributor) will incur certain expenses while providing selling and sales distribution services for the Funds, including such costs as compensation to broker-dealers for (i) selling shares of the Funds, and (ii) providing information and advice to their shareholder clients regarding ongoing investment in the Funds, as well as advertising, promotional and printing expenses.

To promote shares of the Funds to the general public, each Fund has adopted a distribution services plan (the "Plans") under Rule 12b-1 of the Investment Company Act of 1940 (the "Act"). The Plans allow the Funds to reimburse the Distributor for costs specifically described in this Section. The Distributor receives no other compensation from the Funds, except that (i) any sales charge collected will be paid to the Distributor, and (ii) the minimum total dollar amount paid to the Distributor on an annual basis (net of the amount paid to broker-dealers and/or service organizations) will be $21,000. The Distributor may pay these sales charges to broker-dealers who have entered into a Selling Agreement with the Distributor as a commission paid for selling the Funds' shares. (See page 16 for "Sales Charges.")

The Funds pay the Distributor on a monthly basis at an annual rate not to exceed 0.35% of the series' average net assets for the PA Growth Fund and Banking and Finance Fund, and 0.70% for the Y2K Fund. Expenses acceptable for reimbursement under the Plan include compensation of broker-dealers or other persons for providing assistance in distribution and for promotion of the sale of the shares of the Funds. The Funds' Adviser is responsible for paying the Distributor for any unreimbursed distribution expenses. Because these fees are paid out of the Funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

According to the Plans, a broker-dealer may receive a maintenance commission in the amount of 0.25%

(annualized) of the average net assets maintained by their clients in the PA Growth Fund and Banking and Finance Fund and 0.50% in the Y2K Fund. The Funds may also compensate a bank under the Plans only to the extent that a bank may serve as a "service organization," providing administrative and accounting services for the Funds' shareholders.

Buying Shares by Mail

Please complete and sign the Purchase Application form included with this Prospectus and send it, together with your check or money order, made payable to The HomeState Group. Mail to:

         The HomeState Group
         c/o Firstar Mutual Fund Services, LLC
         P.O. Box 701
         Milwaukee, WI 53201-0701

Please note that a different procedure is used for opening Individual Retirement Accounts (IRA's). Please call Firstar Mutual Fund Services, LLC (Firstar) at
(800) 232-0224 for details. Firstar will charge $25 against a shareholder's account for any check returned for insufficient funds.

Buying Shares by Overnight or

Express Mail
Mail to:
Firstar Mutual Fund Services, LLC
3rd Floor
615 E. Michigan Street
Milwaukee, WI 53202
(800) 232-0224

Buying Shares by Wire

1. Call Firstar at (800) 232-0224 to advise of the investment and dollar amount.
2. Immediately after your investment is made send a completed Purchase Application Form to Firstar.
3. Your purchase request should be wired through the Federal Reserve Bank as follows:

    Firstar Bank Milwaukee, N.A.
    777 East Wisconsin Avenue
    Milwaukee, WI 53202
    ABA Number 075000022

    For credit to Firstar Mutual Fund Services LLC Account Number 112-952-137 For further credit to (Fund Name, Shareholder Account Number, Shareholder
    Name) Include taxpayer identification number for new accounts.

Additional Purchases

You may add to your account at any time by purchasing shares by mail (minimum $50) or by wire (minimum $1,000). You must call to notify Firstar at (800) 232-0224 before sending your wire. A remittance form which is attached to your individual account statement should accompany any investments made through the mail. All purchase requests must include your shareholder account number.

Buying Shares by Telephone

After your initial purchase, you may make additional purchases by telephone. Simply call (800) 232-0224 and money can be transferred directly from your bank account (domestic financial institutions only) through the Automated Clearing House (ACH) to purchase Fund shares. The minimum amount you may transfer is $100. To receive the daily net offering price both your purchase order and Electronic Funds Transfer must be received before the close of regular trading on the purchase day.

AutoInvest Plan

To invest a set amount on a regular monthly, bi-monthly, semi-annual, or annual basis, you can sign up for the AutoInvest Plan. With a minimum investment of $50 per month, you can have money regularly transferred directly from your bank account (domestic financial institutions that are ACH members only) through the ACH to purchase fund shares. You choose the schedule. You may sign up for this service on your Purchase Application Form. The minimum initial investment in the Funds is $50 when using the AutoInvest Plan. Please note that the Funds may change or terminate this service at any time.

Retirement Plans

Tax-deferred retirement plans provide qualified investors with the benefit of tax-free compounding of income dividends and capital gains distributions. For more information, applications, and brochures please contact us at (800) 232-0024. HomeState Group Funds may be used in tax-deferred retirement plans such as:

 .    Individual Retirement Accounts (IRA's), including the "Traditional" IRA,
     Roth IRA, and Education IRA
 .    employer-sponsored defined contribution plans (including 401(k) plans)
 .    tax-sheltered custodial accounts as described in Section 403(b)(7) of the
     Internal Revenue Code
(See the SAI for additional information.)

How to Redeem Fund Shares
Redeeming Shares by Mail

You may mail your redemption request to:

         The HomeState Group
         c/o Firstar Mutual Fund Services, LLC
         P.O. Box 701
         Milwaukee, WI 53201-0701

It is important to mail your redemption request to the correct address and in "Good Order." If it is sent in error to the Fund, it will be forwarded to Firstar, but the effective date of the redemption will be delayed. Redemption instructions with special conditions, or which specify an effective date, can not be honored.

"Good Order" means that your request includes:

 .    the name of the Fund
 .    the number of shares or dollar amount to be redeemed
 .    signature of all registered shareholders as registered
 .    account registration number

In addition:

 .    If the account is registered to a corporation or association, the redemption request and a corporate resolution must be signed by whomever is required to sign for the account, with a signature guarantee.
 .    If the account is registered to a Trust, the redemption request must be signed by the Trustee(s) with a signature guarantee. If the Trustee's name is not registered on the account, a copy of the trust document certified within the last 60 days is also required.

Redemption Order Amounts Above $10,000/Mailing to a Different Address

A redemption request for amounts above $10,000, or redemption requests for which payment is to be mailed somewhere other than the address of record, must be accompanied by signature guarantees.
(See the SAI for additional information.)

IRA Redemptions

If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

Redemption Valuation

The redemption price is the next determined net asset value after Firstar receives a redemption request in "Good Order." The net asset value may be more or less than the initial cost of the shares redeemed.

Payment for Shares

Payment for the redeemed shares will be mailed to you, typically within one or two days, but no later than seven days, or earlier if required by law. If the shares were purchased by check, payment for redeemed shares will be delayed until the purchase check has cleared, which may take up to 12 days. Your payment can be made to you by mail, wire, or ACH transfer. There are no fees for ACH transfers, however there is a $100 minimum.

Wire Redemption

Wire transfers may be arranged to redeem shares, however a $12 fee per wire transfer will be assessed against your account if you decide to redeem shares through wire transfer. The minimum wire redemption is $1,000.

Redeeming Shares by Telephone

You may arrange for telephone redemption privileges on the Purchase Application form, or by writing or calling the transfer agent at (800) 232-0224. However, any redemption of more than $10,000 must be requested in writing. A written request and signature guarantee is required of all shareholders to change telephone redemption privileges. Neither the Funds nor any or its service contractors will be liable for any loss or expense in acting upon any telephone instructions that are reasonably believed to be genuine.
(See the SAI for additional information.)

Systematic Withdrawal Plan

If the value of your shares is $10,000 or more you may arrange to systematically withdraw money from your Fund account on a scheduled basis and have it automatically deposited into your bank account. Please note that if you plan to purchase additional Fund shares, it may not be to your advantage to choose this option due to the tax implications of buying and selling shares at the same time. To sign up for the Systematic Withdrawal Plan, check the appropriate box on your Purchase Application Form or call (800) 232-0224.

Funds' Right to Redeem an Account

The Funds reserve the right to redeem the shares of any shareholder whose account has a value of less than $500, other than as a result of a decline in the value per share of the Funds or if the shareholder is an active participant in the AutoInvest Plan. The Funds will provide a 30-day written notice to a shareholder prior to redeeming the account.

How to Exchange Fund Shares

Fund shares may be exchanged between the PA Growth Fund and the Banking and Finance Fund at the current net asset value by calling the Funds' transfer agent by 4:00 p.m. Eastern Time on a Normal Business Day (a day in which the New York Stock Exchange is open for business). Note that any exchange of shares involves the redemption of shares from one Fund and the purchase of shares of another Fund. This may cause the realization of gains or losses for income tax purposes.

 .    Firstar Funds

     In addition, you may exchange shares of the Funds for Firstar Money Market Fund and Firstar U.S. Government Money Market Fund (the Firstar Funds) which are managed by Firstar Investment Research and Management Company, LLC, and distributed by B.C. Ziegler and Company. Shares of the Firstar Funds acquired through direct purchase, or shares gained from dividends earned on these shares, may be exchanged for shares of any HomeState Group Fund at the net asset value plus the normal fund sales charge. The minimum initial investment is $1,000. You may establish an account in the Firstar Funds by telephone exchange or written request. This exchange privilege may be changed by the Firstar Funds and the transfer agent with 60 days notice to shareholders.

 .    Exchange Restriction You may not exchange shares between the Y2K Fund and
                                  ---
     the other HomeState Group Funds.

Dividends and Distributions

Dividends and capital gains, if any, realized by the Funds will be declared and paid semi-annually, in the months of July and December.

Keep in mind the following dates and note that any that fall on the weekend or a recognized holiday will be the next business day:

 .    Record Date and Declaration Date for payments to shareholders will normally be the 15th of the month
 .    Ex-Dividend dates will normally be the 16th of the month
 .    Reinvest Dates and Payable Dates will normally be the 20th of the month.

The net asset value price of the Funds will be reduced by the corresponding amount of the per-share payment declared on the Ex-Dividend Date. Since dividend income is not a primary objective of the Funds, the Funds do not anticipate paying substantial income dividends to shareholders.

A shareholder will automatically receive all dividends and capital gains distributions in additional full and fractional shares of the Funds at net asset value as of the date of payment, unless the shareholder chooses to receive these distributions in cash. To change the distribution option chosen, the shareholder should write to the Funds' transfer agent, Firstar Mutual Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701. The request will become effective with respect to distributions having record dates after its receipt by the transfer agent.

If a shareholder elects to receive distributions in cash, and the check is returned by the United States Postal Service, the Funds reserve the right to invest the amount of the returned check in additional shares of the Funds at the then existing net asset value and to convert the shareholder's election to automatic reinvestment of all distributions.

Taxes

Reinvested dividends and capital gains distributions will receive the same tax treatment as dividends and distributions paid in cash. Because the Funds are each a series of a Pennsylvania common law trust, shares of the Funds are exempt from Pennsylvania personal property taxes.

The Taxpayer Relief Act of 1997 created a new category of long-term capital gains for individuals that are now taxed at new lower rates. For investors who are in the 28% or higher federal income tax brackets, these gains are taxed at a maximum of 20%. For investors who are in the 15% federal income tax bracket, these gains are taxed at a maximum of 10%. Capital gain distributions will qualify for these maximum tax rates, depending on when the Funds' securities were sold and how long they were held by the Fund before they were sold.

Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of the Funds will be taxed to shareholders as long-term capital gain in the year in which they are received. This is regardless of the length of time a shareholder has owned the shares and whether or not such gain was reflected in the price paid for the shares. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income.

Redemptions and exchanges from the Funds are each taxable events. A statement
----------------------------------------------------------------
detailing the federal income tax status of all distributions made during a taxable year will be sent to shareholders of record no later than January 31 of the following year.

Shareholders must furnish to the Funds a certified taxpayer identification number ("TIN"). The Funds are required to withhold 31% from reportable payments including ordinary income dividends, capital gains distributions, and redemptions occurring in accounts where the shareholder has failed to furnish a certified TIN and has not certified that a withholding does not apply. Any shareholders who are non-resident alien individuals, or foreign corporations, partnerships, trusts or estates, may be subject to different federal income tax treatment.

The tax information presented here is based on federal and state tax laws and regulations effective as of the date of this Prospectus, and are subject to change. Because the information presented here is only a very brief summary of some of the important tax considerations for shareholders, shareholders are urged to consult their tax advisers for more specific professional advice, especially as it relates to local and state tax regulations. (See the SAI for additional information.)

--------------------------------------------------------------------------------
Section 4:
GENERAL INFORMATION
--------------------------------------------------------------------------------

Fund Portfolio Management

Kenneth G. Mertz II, CFA, President of Emerald Advisers, Inc., and Vice President and Chief Investment Officer of the Funds, is primarily responsible for the day-to-day management of the Funds' portfolios. Steven E. Russell, Esq. serves as co-manager of the Banking and Finance Fund, a post he has held since October, 1998. Mr. Mertz has managed the PA Growth Fund since it began operating on October 1, 1992. He has also managed the Banking and Finance Fund and the Y2K Fund since their inception dates. Before managing the HomeState Group Funds, Mr. Mertz was the Chief Investment Officer to the $12 billion Pennsylvania State Employees' Retirement System. Mr. Russell joined the Fund's Adviser in March, 1998. He previously served as a portfolio manager for the $40 billion Pennsylvania Public School Employees' Retirement System.

Investment Adviser

Emerald Advisers, Inc. serves as investment adviser to the Funds. The Adviser was organized as a Pennsylvania corporation on November 14, 1991, and is registered with the SEC under the Investment Advisers Act of 1940 and with the Pennsylvania Securities Commission under the Pennsylvania Securities Act of 1972.

Total assets managed by the Adviser exceeded $500 million at June 30, 1999. The four principal officers of the Adviser combine over 50 years of experience in the mutual fund, investment advisory, pension funds management, and securities brokerage industries.

Under the investment advisory agreements (the "Advisory Agreements"), the Adviser furnishes each Fund with investment advisory and administrative services which are necessary to conduct the Fund's business. Specifically, the Adviser manages the Funds' investment operations and furnishes advice with respect to the purchase and sale of securities on a daily basis. The PA Growth Fund agreement is dated September 1, 1992, the Banking and Finance Fund agreement is dated February 1, 1997, and the Y2K Fund agreement is dated September 12, 1997.

Under the terms of the Advisory Agreements, the Funds pay the Adviser an annual fee based on a percentage of the net assets under management.

The fees are computed daily and paid monthly as follows:

 . PA Growth Fund: for assets up to and including $250 million: 0.75%; for assets in excess of $250 million and up to and including $500 million: 0.65%; for assets in excess of $500 million and up to and including $750 million: 0.55%;
for assets in excess of $750 million: 0.45%. The PA Growth Fund paid the Adviser $784,190, $869,718 and $528,528 in advisory fees for the fiscal years ended June 30 1999, 1998 and 1997, respectively.

 . Banking and Finance Fund: for assets up to and including $100 million: 1.0%; for assets in excess of $100 million: 0.90%. The Banking and Finance Fund paid the Adviser $119,952 and $146,960 in advisory fees for the fiscal years ended June 30, 1999 and 1998, respectively. The Adviser waived $30,430 and $36,124 of these amounts in 1999 and 1998, respectively. The Banking and Finance Fund paid the Adviser $11,200 in advisory fees for the fiscal year ended June 30, 1997. The Adviser waived this entire amount and also reimbursed the Banking and Finance Fund an additional $47,862 in fees and expenses.

 . Y2K Fund: for assets up to and including $100 million: 1.0%; for assets in excess of $100 million: 0.90%. The Y2K Fund paid the Adviser $92,173 in advisory fees for the Fiscal Year ended June 30, 1999. The Adviser waived $9,851 of this amount. The Y2K Fund paid the Adviser $37,072 in advisory fees for the fiscal year ended June 30, 1998. The Adviser waived this entire amount and also reimbursed the Y2K Fund an additional $51,405 in fees and expenses.

These fees are higher than most other registered investment companies but comparable to fees paid by equity funds of a similar investment objective and size.

The Funds pay all of its expenses other than those expressly assumed by the Adviser. Specifically, the Funds pay the fees and expenses of their transfer agent, custodian, independent auditors, and legal counsel. These fees are generally for the costs of necessary professional services, regulatory compliance, and those pertaining to maintaining the Funds' organizational standing. The fees may include, but are not limited to: brokerage commissions, taxes and organizational fees, bonding and insurance, custody, auditing and accounting services, shareholder communications and shareholder servicing, and the cost of financial reports and prospectuses sent to shareholders.

The Adviser reserves the right to voluntarily waive any portion of its advisory fee at any time. The Adviser has agreed to waive its advisory fee and/or reimburse other expenses for the Banking and Finance Fund for the period at least through and including October 30, 2000 so that total Fund operating expenses are capped at 2.35% or less. The Adviser has agreed to waive its advisory fee and/or reimburse other expenses for the Y2K Fund for the period at least through and including October 30, 2000 so that total Fund operating expenses are capped at 2.90% or less.

Distributor

Rafferty Capital Markets, Inc. (the Distributor), 1311 Mamaroneck Avenue, White Plains, NY 10605, is the sole distributor of shares of the Funds. The Distributor is a New York Corporation, a broker-dealer registered with the SEC, and a member of the National Association of Securities Dealers. Officers and employees of the Adviser may also serve as registered representatives of the Distributor to sell shares of the Funds.

Reporting

Shareholders will receive an annual report containing financial statements which have been audited by the Funds' independent accountants, and a semi-annual report containing unaudited financial statements. Each report will include a list of investment securities held by the Funds. Shareholders may contact the Funds for additional information.

Contacts

Legal Counsel:
Duane, Morris & Heckscher LLP,
305 North Front Street, Harrisburg, PA 17108

Independent Accountants:
PricewaterhouseCoopers LLP,
100 East Wisconsin Avenue, Milwaukee, WI 53202

Trustees:

Bruce E. Bowen
Kenneth G. Mertz II, C.F.A.
Scott C. Penwell, Esq.
Scott L. Rehr
H.J. Zoffer, Ph.D.

Officers:

Scott L. Rehr, President
Kenneth G. Mertz II, C.F.A., Vice President and Chief Investment Officer Daniel W. Moyer IV, Vice President and Secretary
Steven E. Russell, Esq., Vice President and Portfolio Manager
Joseph C. Neuberger, Assistant Secretary
Jeffrey T. Rauman, Assistant Secretary

--------------------------------------------------------------------------------
APPENDIX: Additional Fund Information
--------------------------------------------------------------------------------
For PA Growth Fund Investors:
Summary of Information About the Pennsylvania Economy
--------------------------------------------------------------------------------

The following is a brief summary of certain factors affecting the Pennsylvania economy. The summary is based upon information derived from publicly available documents and is not intended to provide complete coverage of the subject.

Pennsylvania is the nation's fifth-ranked state in terms of population, behind California, New York, Texas, and Florida. Pennsylvania's population notched up to 11.9 million in 1990 from 11.8 million in 1980. Pennsylvania's population is evenly split between the metropolitan areas of Philadelphia and Pittsburgh and the rest of the State.

Pennsylvania boasts the nation's highest personal savings rate and the least transitory population of any state in the nation (81% of the current population was born in the State). The State's workforce totals more than 5.9 million, ranking it as the sixth largest labor pool in the nation. The State's seasonally adjusted unemployment rate stood at 5.1% in July 1996, versus 5.4% for the U.S. economy as a whole. By comparison, neighboring New Jersey's rate was 6.1%. Pennsylvania has a lower per capita state tax burden than the surrounding states of New York, New Jersey, Maryland and Ohio.

Pennsylvania has ports accessing the Great Lakes system, the Mississippi and Ohio rivers to the Gulf of Mexico, and the Atlantic Ocean. At the heart of the State is an expansive railroad system and a major network of inter-connecting interstate highways.

Pennsylvania has historically been a leading state in manufacturing and mining. The coal and steel industries have declined in national importance in recent years, but remain a major component of the Pennsylvania economy. Due to the cyclical nature of these businesses, Pennsylvania may be more vulnerable to the industries' economic fluctuations and downturns.

In part because of the decline in the heavy manufacturing sector, Pennsylvania's economy has diversified beyond the traditional "smoke stack" industries. Major new sources for growth are in the service sector, including medical and health services, trade, education, and financial institutions. The State's workforce has diversified so that it is almost evenly divided between the services (24.4%), wholesale and retail trade (23.9%) and manufacturing (23.3%) employment sectors. The State is home to the nation's third largest number of technology companies, and the greater Philadelphia area is ranked as the nation's number-two region for biotechnology companies.

Pennsylvania's agriculture industries have also historically played a prominent role in the State's economy. Crop and livestock products add an annual $3.5 billion to the State's economy, while agribusiness and food-related industries as a whole support $38 billion in annual economic activity. Agribusiness activities can be detrimentally affected by consistently poor weather conditions.

Pennsylvania's economy is home to 33 Fortune 500 corporations and more than 237,000 public and private businesses. Pennsylvania is the only state in the nation with two cities (Philadelphia and Pittsburgh) listed in Fortune's top ten cities with the largest number of Fortune 500 companies. Since the PA Growth Fund began operations in 1992, the number of Pennsylvania-based, publicly-traded companies it has identified has grown from 440 to over 500 companies. (See SAI for a complete listing of these companies.)

Pennsylvania's corporate profile is diverse: from high-tech biopharmaceutical firms headquartered in the State's southeast corner, to rich farmlands in central Pennsylvania, to the growing financial and commercial center of the west. From Erie to Philadelphia and from Pittsburgh to the Poconos, the four corners of Pennsylvania frame a $244 billion economy. If Pennsylvania were a freestanding country, its Gross Domestic Product would rank it similar in size to such countries as Mexico or the Republic of Korea. The Adviser believes that the Fund will provide a positive influence on the Pennsylvania economy by stimulating investor interest and awareness in Pennsylvania companies.

--------------------------------------------------------------------------------
For Banking and Finance Fund Investors:
Summary of Information About the Banking and Financial Services Industries
--------------------------------------------------------------------------------

(i) Wave of Consolidations

At the end of 1997, there were 9,943 commercial banks chartered in the United States. By comparison, there were 121 banks in all of Canada. The FDIC has reported that the total number of U.S. banks and savings and loans has declined from over 17,300 in 1987 to 10,500 in 1997. Emerald Advisers, Inc., the Fund's investment adviser, expects this consolidation trend to continue as banks seek economies of scale and rely more heavily on expensive technologies as they expand their market share and geographic reach.

(ii) Changes in Traditional Banking and Financial Service Industries' Regulatory and Operating Distinctions

There are currently regulatory proposals which would make significant changes in the federal laws which govern the range of business and services in which federally regulated banks can engage. Some of these proposals would eliminate most of the distinctions between commercial and investment banks and would allow certain banks and their holding companies the ability to offer financial products and services such as insurance, mutual fund underwriting, and securities underwriting. These new opportunities may make some companies more attractive acquisition candidates.

(iii) Changing Demographics

As the large demographic segment of the American population known as "Baby Boomers" (traditionally defined as the 76.1 million Americans born between the years of 1946 and 1964) move nearer to their retirement years, much more attention has been focused on investments and savings. For example, according to the Investment Company Institute, the amount of money invested in U.S. mutual funds has grown from $51 billion in 1976 to $716 billion in 1986 to over $3.5 trillion in 1996.

(iv) Securities of Companies in the Financial Services Industry

Federal regulations limit investments in the securities of companies that derive more than 15% of their gross revenues from securities-related activities (including activities as a broker, dealer, underwriter, or investment adviser). The Competitive Equality Banking Act of 1987 requires that with respect to at least 75% of the total assets of a fund, investments in bank securities are limited to no more than 5% of the fund's total assets. The Fund intends to comply with these restrictions.

(v) Special Factors Affecting Investments in Banking and Financial Services Companies

The Fund's investments and performance returns will be affected by general market and economic conditions as well as other risks specific to the banking and financial services industries. Banking and financial services companies are subject to extensive government regulation. This regulation may limit both the amount and types of loans and other financial commitments a banking or financial services company (such as an insurance company) can make as well as the interest rates and fees it can charge.

These limitations may have a significant impact on the profitability of a banking or financial services company since that company's profitability is attributable, at least in part, to its ability to make financial commitments such as loans. Profitability is to a significant degree dependent upon the availability and cost of capital funds. The financial difficulties of borrowers can negatively impact the industry to the extent that borrowers may not be able to repay loans made by banking or financial services companies. Economic conditions in the real-estate market may have a particularly strong impact on certain banks and savings associations.

Insurance companies may be subject to severe price competition, claims activity, marketing competition, and general economic conditions. Particular insurance lines will also be influenced by specific circumstances. For example, property and casualty insurer profits may be affected by weather catastrophes or other disasters, while life and health insurer profits may be affected by mortality risks and morbidity rates. Also, individual insurance companies may be subject to material risks including reserve funds which are inadequate to pay claims and failures by reinsurance carriers. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and the risk inherent in securities trading and underwriting activities.

There are current legislative proposals to reduce the separation between commercial and investment banking businesses. If enacted, the legislation could significantly impact the industry. While banks may be able to expand the services they offer (which are currently typically limited to certain non-securities activities such as making loans and accepting deposits), expanded powers related to securities activities could expose banks to well-established competitors, particularly as the distinctions between banks and other financial services companies erode. The broadening of bank powers to include multi-state operations and diversification of operations can also expose certain banks to well-established competitors in new areas of operations. The financial services industry itself continues to undergo significant change, resulting from industry-wide consolidation as well as continuing new product development and further regulatory initiatives.

For Y2K Fund Investors:
Additional Information Regarding the Year 2000 Problem
--------------------------------------------------------------------------------

The investment objective of the Y2K Fund is to seek capital appreciation by investing primarily in equity securities of public companies which have stated, or been reported as possessing, an intention of developing or supporting marketable solutions to problems stemming from the susceptibility of various business and other computer application programs or systems to fail, or to produce inappropriate results, regarding data, calculations or other processing involving dates subsequent to December 31, 1999.

The costs of correcting the problem have been estimated at anywhere from $200 billion to $1 trillion or more worldwide. The estimate given greatest credibility by The Y2K Fund's adviser is the range of $300 billion to $600 billion, generated by the Gartner Group, a computer/technology consulting firm of which representatives testified before a U.S. House of Representatives subcommittee exploring the Y2K issue. Total costs include hardware and software conversion, replacement systems, lost productivity and litigation.

The Y2K Fund primarily targets small systems integrators, tool vendors and conversion factories. Companies targeted as possible investment opportunities include computer/technology firms and others which support the Y2K solutions offered.

Computer/technology companies may increase revenues through the following Y2K-related activities:

     1.  Assessment of a company's potential Y2K impact on systems;
     2.  Planning to correct/prioritize Y2K problems;
     3.  Actual correction of Y2K problems;
     4.  Testing of Y2K solutions.

Many different firms may be involved in each of these tasks for any one company's Y2K problems. Companies which may increase revenues based on Y2K work also include staffing companies to provide information technology workers to assist in the correction process and disaster recovery companies which can sell excess system time to customers at premium prices.

The Y2K Fund's Adviser has identified over 100 publicly-traded companies that have stated, or been reported as possessing, an intention of developing or supporting marketable solutions to Year 2000 computer-related problems. A full listing of these companies appears in the SAI.

Special Note Regarding the Y2K Fund's Objective

Since its inception, the Fund's prospectus has stated that before or during the last six months of calendar year 2000, the Board of Directors of the Y2K Fund planned to consider:
(1) implementation of an offer of exchange whereby investors would be afforded the opportunity to exchange shares of the Y2K Fund for shares of one or more other registered investment companies, and/or
(2) solicitation of Y2K Fund shareholders for proxies regarding a vote upon one or more of the following options, as the Board may then determine to be in the best interests of all Y2K Fund shareholders, as a group:
(a) a change in the Y2K Fund's investment objective and/or fundamental investment policies;
(b)  a merger into or consolidation with another registered investment company;
or
(c)  dissolution and liquidation of the Y2K Fund's assets.

The Board unanimously recommended, and a majority of the Fund's shareholders of record as of August 11, 1999 approved on October 15, 1999, option #(2)(a) above. Therefore, effective at a date in early calendar year 2000, the Fund will be renamed The HomeState Select Technology Fund, and its investment objectives and policies will be broadened to invest primarily in companies engaged in the technology sector. A prospectus detailing these changes will be mailed to all shareholders when they become effective.

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                                   FOR MORE
                                --------------
                                  INFORMATION
                                --------------
                              The HomeState Group
                           SEC file number: 811-6722

Additional information about The HomeState Group mutual funds is available free upon request.
 .    Annual Report and Semi-Annual Report: Describes the fund's performance, lists portfolio holdings and contains a letter from the Funds' portfolio manager discussing recent market conditions, economic trends and fund strategies.
 .    Statement of Additional Information (SAI): The SAI includes a description of the Funds' trustees and officers, a list of investment policies and restrictions, as well as more detail about the management and operations of each Fund. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To receive any of these documents:

     By Telephone
     ------------
     Toll-Free in the U.S.
     (800) 232-0224
     Overseas and Local (Lancaster, PA)
     (717) 396-1116

     By Mail
     -------
     Firstar Mutual Fund Services, LLC
     P.O. Box 701
     Milwaukee, WI 53201-0701

On the Internet
---------------
Text-only versions of fund documents can be viewed online or downloaded from the SEC's website at: http://www.sec.gov
                  ------------------
You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC20549-6009.

                          Items Required by Form N-1A

                       PART B -- STATEMENT OF ADDITIONAL
                                  INFORMATION

Form N-1A                                              Location in
Item Number         Description                        Prospectus
-----------         -----------                        ------------

     10.a         Cover Page                      Cover Page
        b.        Table of Contents               Table of Contents

     11.          Fund History                    ADDITIONAL
                                                  INFORMATION
                                                  CONCERNING
                                                  INVESTMENT
                                                  OBJECTIVES AND
                                                  POLICIES -- General;
                                                  ADDITIONAL
                                                  GENERAL FUND
                                                  INFORMATION --
                                                  Description of Shares and
                                                  Voting Rights

     12.          Description of Funds and        ADDITIONAL
                  their Investments and Risks     INFORMATION
                                                  CONCERNING
                                                  INVESTMENT
                                                  OBJECTIVES AND
                                                  POLICIES; ADDITIONAL
                                                  INFORMATION ABOUT
                                                  OTHER INVESTMENT
                                                  TECHNIQUES

     13.          Management of the Funds         MANAGEMENT OF THE
                                                  FUNDS -- Board of Trustees
                                                  and Other Officers of the Trust

     14.          Control Persons and Principal   MANAGEMENT OF THE Holders of
                  Securities                      FUNDS -- Persons Controlling
                                                  the Funds

     15.           Investment Advisory and        MANAGEMENT OF THE
                   Other Services                 FUNDS -- Investment Adviser
                                                  and Other Service Providers


     16.           Brokerage Allocation and       ADDITIONAL BROKERAGE
                   Other                          Practices
                                                  ALLOCATION
                                                  INFORMATION


     17.           Capital Stock and Other        ADDITIONAL GENERAL
                   Securities                     FUND INFORMATION --
                                                  Description of Shares and
                                                  Voting Rights; ADDITIONAL
                                                  PURCHASE AND REDEMPTION
                                                  INFORMATION --
                                                  Additional Redemption
                                                  Information

     18.           Purchase, Redemption, and      ADDITIONAL PURCHASE
                   Pricing of Shares              AND REDEMPTION
                                                  INFORMATION

     19.           Taxation of the Funds          ADDITIONAL DIVIDEND,
                                                  DISTRIBUTIONS & TAXES
                                                  INFORMATION -- Taxes,
                                                  Other Tax Information

     20.           Underwriters                   MANAGEMENT OF THE
                                                  FUNDS -- Investment Adviser
                                                  and Other Service Providers
                                                  --Investment Adviser and
                                                  Principal Underwriter

     21.           Calculation of Performance     MEASURING
                   Data                           PERFORMANCE

     22.           Financial Statements           FINANCIAL STATEMENTS

THE HOMESTATE GROUP
HomeState Pennsylvania Growth Fund
HomeState Select Banking and Finance Fund
HomeState Year 2000 ("Y2K") Fund

------------------------------------------

1857 William Penn Way
P.O. Box 10666
Lancaster, PA 17605-0666

INVESTMENT ADVISER
GENERAL FUND INFORMATION
EMERALD ADVISERS, INC.
P.O. Box 10666
Lancaster, PA 17605-0666

DISTRIBUTOR
RAFFERTY CAPITAL MARKETS, INC.
550 Mamaroneck Avenue
Harrison, NY 10528

ADMINISTRATOR,
TRANSFER AGENT AND
ACCOUNTING AGENT
FIRSTAR TRUST COMPANY
P.O. Box 701
615 E. Michigan Street
Milwaukee, WI 53201-0701

CUSTODIAN
FIRSTAR TRUST COMPANY
777 E. Wisconsin Avenue
Milwaukee, WI 53202

LEGAL COUNSEL
DUANE, MORRIS & HECKSCHER LLP
305 North Front Street
Harrisburg, PA 17108

INDEPENDENT ACCOUNTANT
PRICE WATERHOUSE LLP
30 South Seventeenth Street
Philadelphia, PA 19103

THE HOMESTATE GROUP
HomeState Pennsylvania Growth Fund
HomeState Select Banking and Finance Fund
HomeState Year 2000 ("Y2K") Fund

1857 William Penn Way
P.O. Box 10666
Lancaster, PA 17605-0666

Investment Adviser
General Fund Information
Emerald Advisers, Inc.                                STATEMENT OF
P.O. Box 10666                                   ADDITIONAL INFORMATION
Lancaster, PA 17605-0666

                                                  THE HOMESTATE GROUP
                                                  -------------------
Distributor                                   THE HOMESTATE PENNSYLVANIA
Rafferty Capital Markets, Inc.                        GROWTH FUND
1311 Mamaroneck Avenue                           THE HOMESTATE SELECT
White Plains, NY 10605                         BANKING AND FINANCE FUND
                                          THE HOMESTATE YEAR 2000 ("Y2K") FUND

Administrator
Transfer Agent and
Accounting Agent
Firstar Mutual Fund Services, LLC                DATED OCTOBER 29, 1999
P.O. Box 701
615 E. Michigan Street
Milwaukee, WI 53201-0701

Custodian
Firstar Bank Milwaukee, N.A.
777 E. Wisconsin Avenue
Milwaukee, WI 53202

Legal Counsel
Duane, Morris & Heckscher LLP
305 North Front Street
Harrisburg, PA 17108

Independent Accountant
PricewaterhouseCoopers LLP
100 E. Wisconsin Avenue
Milwaukee, WI 53202

                      STATEMENT OF ADDITIONAL INFORMATION
                            DATED OCTOBER 29, 1999

                              THE HOMESTATE GROUP

This Statement of Additional Information contains information which may be useful to investors but which is not included in the Prospectus of The HomeState Group (the "Trust"), and its three operating series funds: The HomeState Pennsylvania Growth Fund, The HomeState Select Banking and Finance Fund and The HomeState Year 2000 ("Y2K") Fund (the "Funds"). This Statement is not a Prospectus and should be read in conjunction with the Funds' Prospectus. This Statement is only authorized for distribution when accompanied or preceded by a copy of the Funds' Prospectus dated October 29, 1999. You may obtain a free copy of the Prospectus by writing the Funds, c/o Firstar Mutual Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701, or by calling (800)232-0224.

         TABLE OF CONTENTS
-----------------------------------------------------------------------------------------------------
         Additional Information Concerning Investment Objectives and Policies.................    2
                  General.....................................................................    2
                  Fundamental Investment Restrictions.........................................    2
                  Other Investment Policies...................................................    4

         Additional Information About Other Investment Techniques.............................    7
         Additional Fund Valuation Information................................................    8
         Additional General Fund Information..................................................    8

                  Description of Shares and Voting Rights.....................................    8
         Additional Purchase and Redemption Information.......................................   10

                  Reduced Sales Charge Plans .................................................   10
                  Other Purchase Information .................................................   13
                  Additional Redemption Information ..........................................   16

         Additional Dividend, Distributions & Taxes Information...............................   18
                  Dividends & Distributions...................................................   18
                  Taxes.......................................................................   19
                  Other Tax Information ......................................................   19

         Management of the Funds..............................................................   20
                  Board of Trustees and Officers of the Trust.................................   20
                  Persons Controlling the Funds...............................................   22
                  Investment Adviser and Other Services Providers ............................   23
                  The Distribution Plans......................................................   25

         Additional Brokerage Allocation Information..........................................   27
         Measuring Performance................................................................   28
         Financial Statements.................................................................   29
         Appendix A - Description of Ratings..................................................  A-i
         Appendix B - Options and Short Selling Strategies....................................  B-i
         Appendix C - Pennsylvania-Based Companies............................................  C-i

     Appendix D - Year 2000 Technology and Support Companies..................................  D-i

     ADDITIONAL INFORMATION CONCERNING INVESTMENT OBJECTIVES AND POLICIES

General

     The HomeState Group, an open-end management company, is registered as a "series" fund, whereby each individual series of the Trust, in effect, represents a separate mutual fund with its own objectives and policies. Currently, there are three series: The HomeState Pennsylvania Growth Fund (the "PA Growth Fund"), The HomeState Select Banking and Finance Fund (the "Banking and Finance Fund") and The HomeState Year 2000 ("Y2K") Fund (the "Y2K Fund"). Information about all three series is contained herein. In the likely event that further series' of the Trust are introduced, these new series would have their own separate objectives and policies and would be disclosed here as such. The Funds' investment adviser is Emerald Advisers, Inc. ("Emerald" or the "Adviser").

     The PA Growth Fund's objective is long-term growth through capital appreciation. The Fund seeks to achieve this goal mainly by investing in a diversified portfolio of companies that have their headquarters or principal operations in the Commonwealth of Pennsylvania, or companies that are based elsewhere but whose business in the Commonwealth of Pennsylvania contributes significantly to their overall performance. To pursue its objective, the Fund will invest at least 65% of the value of its total assets in common stocks, preferred stocks and securities convertible into common and preferred stocks issued by firms whose headquarters are located in Pennsylvania or companies that are based elsewhere but have significant operations in Pennsylvania (i.e. at least 50% of their revenues are derived from operating units headquartered in the state). The Fund's annual portfolio turnover rate is not anticipated to exceed eighty percent, but was 88% for the fiscal year ended June 30, 1999.

     The Banking and Finance Fund's objective is long-term growth through capital appreciation. Income is a secondary objective. To pursue its objective, the Fund will, under normal circumstances, invest at least 65% of its total assets in the equity securities of companies principally engaged in the banking and financial services industries. While the Fund can invest in companies headquartered anywhere in the United States and of varying size, it will usually emphasize companies located in the Mid-Atlantic states (defined by the Adviser as Pennsylvania, Maryland, New Jersey, Delaware, Virginia, Ohio, West Virginia and New York) and smaller companies: those with a market capitalization of less than $1 billion. The Fund's annual portfolio turnover rate is not anticipated to exceed eighty percent. Prior to October 20, 1998, the Banking and Finance Fund was named the HomeState Select Opportunities Fund, and was a non-diversified fund which did not focus on the banking and financial services industries. The Banking and Finance Fund had a higher portfolio rate of 158% in the fiscal year ended June 30, 1999 during a substantial portion of which it was pursuing its prior objective.

     The Y2K Fund's objective is capital appreciation by investing primarily in equity securities of public companies involved in "The Year 2000 Industry" - a grouping of companies which the Fund's Adviser shall identify as having stated an intention, or been reported as intending, to develop or support marketable solutions to problems stemming from the susceptibility of certain business and other computer application programs or systems to fail, or to produce inappropriate results with respect to, data, calculations and other processing involving dates subsequent to December 31, 1999 (collectively, the "Year 2000 -- or Y2K -- Problem"). The Fund can invest a larger percentage of its assets in a particular company, and will focus on those companies identified by the Fund's Adviser as having what it believes are superior prospects for price appreciation. The Fund's annual portfolio turnover rate is expected to not exceed two hundred percent.

Fundamental Investment Restrictions

     The following investment policies and restrictions may not be changed without the approval of a majority of each Fund's outstanding shares. For these purposes, a majority of shares of each Fund is defined as the vote, at a special meeting of the shareholders of the Fund duly called, of more than fifty percent (50%) of the Fund's outstanding voting securities.

The PA Growth Fund may not:

     1. Invest more than 5% of the value of its assets in the equity or debt of one issuer (other than obligations issued or guaranteed by the United States Government).

     2.   Invest more than 15% of total assets in one industry.

     3. Invest in, write, or sell put or call options, straddles, spreads or combinations thereof.

     4.   Make short sales.

     5. Borrow money, except from a bank. Such borrowing shall be permitted for temporary or emergency purposes only (to facilitate the meeting of redemption requests), and not for investment purposes. Such borrowing cannot exceed fifteen percent (15%) of the Fund's current total assets, and will be repaid before any additional investments are purchased. The Fund will not purchase securities when borrowing exceeds 5% of total assets;

     6. Pledge, mortgage or hypothecate assets, except to secure borrowings permitted by Item (5) above, and then only pledge securities not exceeding ten percent (10%) of the Fund's total assets (at current value);

     7. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities; and

     8. Purchase or sell commodities, commodity contracts or futures contracts.

The Banking and Finance Fund may not:

     1. Invest more than 5% of the value of its assets in the equity or debt of one issuer (other than obligations issued or guaranteed by the U.S. Government.

     2. Invest more than 25% of total assets in one industry, except that the Fund shall, under normal conditions, invest not less than 25% of its total assets in securities of companies principally engaged in the banking industry and not less than 25% of its total assets in securities of companies principally engaged in the financial services industry.

     3. Borrow money, except from a bank or for purposes of purchasing securities on margin (provided that such purchases may not exceed 120% of total assets taken at current value); such borrowing will be limited to no more than 5% of net assets.

The Y2K Fund may not:

     1. Invest more than 25% of the value of its assets in the equity or debt of one issuer (other than obligations issued or guaranteed by the United States Government), nor, with respect to at least 50% of its total assets, invest more than 5% of the value of such assets in the equity or debt of one issuer (other than obligations issued or guaranteed by the U.S. Government).

     2. Invest more than 25% of total assets in one industry, except that the Fund shall, under normal conditions, invest not less than 25% of its total assets in securities of companies operating within the information technology group.

     3. Issue or sell senior securities, except that the Fund may engage in options, futures and/or short-selling strategies provided the Fund either (i) sets aside liquid, unencumbered, daily marked-to-market assets in a segregated account with its custodian in amounts as prescribed by pertinent SEC guidelines, or (ii) holds securities or other options or futures contracts whose values are expected to offset ("cover") its obligations thereunder. Securities or other options or futures contracts used for cover will not be sold or closed out while such strategies are outstanding, unless they are replaced with similar assets.

4. Borrow money, except from a bank or for purposes of purchasing securities on margin (provided that such purchases may not exceed 120% of total assets taken at current value). Such borrowing will be limited to no more than 5% of total net assets.

The Funds may not:

     1.   Issue or sell senior securities;

     2. Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws;

     3. Purchase or sell real estate, although it may purchase securities which are secured by or represent interests in real estate that are issued or backed by the United States Government, its agencies or instrumentalities;

     4. Purchase or hold the securities of any issuer if the officers or directors of the Fund or its investment Adviser (i) individually own more than one-half of one percent (0.5%) of the outstanding securities of the issuer, or
(ii) collectively own more than five percent (5%) of the outstanding securities;

     5. Acquire more than ten percent (10%) of the voting securities of any issuer; or make investments for the purpose of gaining control of a company's management;

     6. Invest in the securities of other investment companies (except in no-load, open-end money market mutual funds, and except in the case of acquiring such companies through merger, consolidation or acquisition of assets). The Fund will not invest more than ten percent (10%) of its total current assets in shares of other investment companies nor invest more than five percent (5%) of its total current assets in a single investment company. When investing in a money market mutual fund, the Fund will incur duplicate fees and expenses; or

     7. Make loans, except by purchase of debt obligations in which the Fund may invest in accordance with its investment policies, or except by entering into qualified repurchase agreements with respect to not more than twenty-five percent (25%) of its total assets (taken at current value).

     The aforementioned investment limitations are considered at the time the investment securities are purchased.

Other Investment Policies

     In addition to the fundamental investment restrictions listed above, the Funds have also adopted the following non-fundamental investment policies. These policies may be changed by the Funds' Board of Trustees without shareholder approval.

The PA Growth Fund:

     1. Will not buy or sell oil, gas or other mineral leases, rights or royalty contracts;

     2. Will not invest in illiquid securities (including illiquid equity securities, repurchase agreements and time deposits with maturities or notice periods of more than 7 days, and other securities which are not readily marketable, including securities subject to legal or contractual restrictions on resale);

     3. Will not invest in warrants (a warrant is an option issued by a corporation that gives the holder the right to buy a stated number of shares of common stock of the corporation at a specified price within a designated time period); and

     4. Will not invest more than five percent (5%) of its total assets (at current value) in securities of companies, including predecessor companies or controlling persons, having a record of less than three years of continuous operation.

The Banking and Finance Fund:

     1. Will not invest more than 15% in illiquid securities (including illiquid equity securities, repurchase agreements and time deposits with maturities or notice periods of more than 7 days, and other securities which are not readily marketable, including securities subject to legal or contractual restrictions on resale);

     2. May engage in options strategies with respect to less than 5% of the Fund's net assets, in which the Fund will either: (i) set aside liquid, unencumbered, daily marked-to-market assets in a segregated account with the Fund's custodian in the prescribed amount; or (ii) hold securities or other options or futures contracts whose values are expected to offset ("cover") its obligations thereunder. Securities, currencies or other options or futures contracts used for cover cannot be sold or closed out while the strategy is outstanding, unless they are replaced with similar assets;

     3. May not write put or call options having aggregate exercise prices equal to or greater than 5% of the Fund's net assets, except with respect to options attached to or acquired with or traded together with their underlying securities and securities that incorporate features similar to options;

     4. May make short sales in total amounts that equal less than 5% of the Fund's net assets.

The Y2K Fund:

     1. Will not invest more than 15% of net assets in illiquid securities (including illiquid equity securities, repurchase agreements and time deposits with maturities or notice periods of more than 7 days, and other securities which are not readily marketable, including securities subject to legal or contractual restrictions on resale);

     2. May not write options (whether on securities or securities indexes) or initiate further short-sale positions if aggregate exercise prices of previously written outstanding options, together with the value of assets used to cover outstanding short-sale positions, would exceed 25% of the Fund's total net assets.

     3. Will not purchase or sell non-hedging futures contracts or related options if aggregate initial margin and premiums required to establish such positions would exceed 5% of the Fund's total assets. For purposes of this limitation, unrealized profits and unrealized losses on any open contracts are taken into account, while the in-the-money amount of an option that is, or was, in-the-money at the time of purchase is excluded.

The Funds:

     1.   Will not invest in foreign currencies or foreign options;

     2.   Will not issue long-term debt securities;

     3. Will not invest more than ten percent (10%) of its total assets (at current value) in repurchase agreements, and will not invest in repurchase agreements maturing in more than seven days. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short time period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price which represents the Fund's cost plus interest. The arrangement results in a fixed rate of return that is not subject to market fluctuations during the period that the underlying security is held by the Funds. Repurchase agreements involve certain risks, including seller's default on its obligation to repurchase or seller's bankruptcy. The Fund will enter into such agreements only with commercial banks and registered broker-dealers. In these transactions, the securities issued by the Fund will have a total value in excess of the value of the repurchase agreement during the term of the agreement. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale, including accrued interest, are less than the resale price provided in the agreement including interest, and it may incur expenses in selling the security. In addition, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the United States Bankruptcy Code of 1983 or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the Funds' management acknowledges these risks, it is expected that they can be controlled through careful monitoring procedures.

     4. May invest their cash for temporary purposes in commercial paper, certificates of deposit, money market mutual funds, repurchase agreements (as set forth in Item 7 above) or other appropriate short-term investments. Commercial paper must be rated A-1 or A-2 by Standard & Poor's Corporation ("S & P") or Prime-1 or Prime-2 by Moody's Investor Services ("Moody's"), or issued by a company with an unsecured debt issue currently outstanding rated AA by S & P or Aa by Moody's, or higher. For more information on ratings, see "Appendix A:
Description of Ratings" in this Statement. Certificates of Deposit ("CD's") must be issued by banks or thrifts which have total assets of at least $1 billion. In the case of a bank or thrift with assets of less than $1 billion, the Funds will only purchase CD's from such institutions covered by FDIC insurance, and only to the dollar amount insured by the FDIC.

     5. May invest in securities convertible into common stock, but only when the Funds' Adviser believes the expected total return of such a security exceeds the expected total return of common stocks eligible for investment; (In carrying out this policy, the Funds may purchase convertible bonds and convertible preferred stock which may be exchanged for a stated number of shares of the issuer's common stock at a price known as the conversion price. The conversion price is usually greater than the price of the common stock at the time of purchase of the convertible security. The interest rate of convertible bonds and the yield of convertible preferred stock will generally be lower than that of the non-convertible securities. While the value of the convertible securities will usually vary with the value of the underlying common stock and will normally fluctuate inversely with interest rates, it may show less volatility in value than the non-convertible securities. A risk associated with the purchase of convertible bonds and convertible preferred stock is that the conversion price of the common stock will not be attained. The Funds will purchase only those convertible securities which have underlying common stock with potential for long-term growth in the Adviser's opinion. The Funds will only invest in investment-grade convertible securities (Those rated in the top four categories by either Standard & Poor's Corporation ("S & P") or Moody's Investor Services, Inc. ("Moody's") - See "Appendix: Description of Ratings" in this statement).

     Will maintain their portfolio turnover rate at a percentage consistent with their investment objective, in the case of the PA Growth Fund and Banking and Finance Fund: long-term growth, in the case of the Y2K Fund: appreciation of capital. The Funds will not engage primarily in trading for short-term profits, but they may from time to time make investments for short-term purposes when such trading is believed by the Funds' Adviser to be desirable and consistent with a sound investment policy. The Funds may dispose of securities whenever the Adviser deems advisable without regard to the length of time held. The

PA Growth Fund and Banking and Finance Fund are not expected to exceed portfolio turnover rates of 80% on an annual basis; The Y2K Fund is not expected to exceed a portfolio turnover rate of 200% on an annual basis.

           ADDITIONAL INFORMATION ABOUT OTHER INVESTMENT TECHNIQUES

     Both the Banking and Finance Fund and the Y2K Fund can utilize certain options and short-selling strategies. See "Appendix B: Options and Short-Selling Strategies" for a complete discussion of these strategies and the risks involved.

     The Funds may also invest up to 35 percent of the value of their total assets in preferred stocks, investment-grade corporate bonds and notes, and high-quality short-term debt securities such as commercial paper, bankers' acceptances, certificates of deposit, repurchase agreements, obligations insured or guaranteed by the United States Government or its agencies, and demand and time deposits of domestic banks and United States branches and subsidiaries of foreign banks. (The price of debt securities in which the Funds invest are likely to decrease in times of rising interest rates. Conversely, when rates fall, the value of the Funds' debt securities may rise. Price changes of these debt securities held by the Funds have a direct impact on the net asset value per share of the Funds. Investment grade corporate bonds are generally defined by the four highest rating categories by Standard & Poor's Corporation ("S & P") and Moody's Investors Services ("Moody's"): AAA, AA, A or BBB by S & P and Aaa, Aa, A and Baa by Moody's. Corporate bonds rated BBB by S & P or Baa by Moody's are regarded as having an adequate capacity to pay principal and interest but with greater vulnerability to adverse economic conditions and speculative characteristics (See "Appendix A" of the Funds' Statement of Additional Information for further information). The Funds will make use of these short-term instruments primarily under those circumstances where it has cash to manage for a brief time period (i.e. after receiving dividend distributions, proceeds from the sale of portfolio securities or money from the sale of Fund shares to investors).

     The Funds will not engage in direct investment in real estate or real estate mortgage loans, except those instruments issued or guaranteed by the United States Government. The mortgage-related instruments in which the Funds may invest include those issued by Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC") (collectively, the "Mortgage-Related Instruments"). The underlying mortgages which collateralize Mortgage-Related Instruments issued by GNMA are fully guaranteed by the Federal Housing Administration or Veteran's Administration, while those collateralizing Mortgage-Related Instruments issued by FHLMC or FNMA are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints. Mortgage-Related Instruments provide for a periodic payment consisting of both interest and principal. The interest portion of these payments will be distributed by the Fund as income and the capital portion will be reinvested. Unlike conventional bonds, Mortgage-Related Instruments pay back principal over the life of the Mortgage-Related Instrument rather than at maturity. At the time that a holder of a Mortgage-Related Instrument reinvests the payments and any unscheduled prepayment of principal that it receives, the holder may receive a rate of interest which is actually lower than the rate of interest paid on the existing Mortgage-Related Instruments. As a consequence, Mortgage-Related Instruments may be a less effective means of "locking-in" long-term interest rates than other types of U.S. government securities. While Mortgage-Related Instruments generally entail less risk of a decline during periods of rapidly rising interest rates, they may also have less potential for capital appreciation than other investments with comparable maturities because as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if Mortgage-Related Instruments are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of premium paid. Conversely, if Mortgage-Related Instruments are purchased at a discount, both a scheduled payment of principal and an unscheduled payment of principal would increase current and total returns and would be taxed as ordinary income when distributed to shareholders.

                     ADDITIONAL FUND VALUATION INFORMATION

     Each Fund determines its net asset value per share daily by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the market value of the securities the Fund holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of shares outstanding. Each Fund's net asset value per share is calculated as of the close of trading on the New York Stock Exchange (the "Exchange") every day the Exchange is open for trading. The Exchange closes at 4:00 p.m. Eastern Time on a normal business day. Presently, the Exchange is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Securities of the Funds listed or traded on a securities exchange for which representative market quotations are available will be valued at the last quoted sales price on the security's principal exchange on that day. Listed securities not traded on an exchange that day, and other securities which are not traded in the over-the-counter market on any given day will be valued at the mean between the last bid and ask price in the market on that day, if any. Securities for which market quotations are not readily available or not deemed representative of actual market values and all other assets will be valued at their respective fair market value as determined in good faith by, or under procedures established by, the Board of Trustees. In determining fair market value, the Trustees may employ an independent pricing service.

Short-term investments with less than sixty days remaining to maturity when acquired by the Funds will be valued on an amortized cost basis by the Funds, excluding unrealized gains or losses thereon from the valuation. This is accomplished by valuing the security at cost and then assuming a constant amortization to maturity of any premium or discount. If the Funds acquire a short-term security with more than sixty days to maturity, it will be valued at current market value until the 60/th/ day prior to maturity, and will then be valued on an amortized cost basis based upon the value on such date unless the Trustees determine during such sixty day period that this amortized cost value does not represent fair market value.

                      ADDITIONAL GENERAL FUND INFORMATION

Description of Shares and Voting Rights

The HomeState Group was organized as a Pennsylvania common law trust on August 26, 1992. Shares of the Trust do not have preemptive or conversion rights, and are fully-paid and non-assessable when issued.

Since The HomeState Group is organized as a Pennsylvania common law trust, it is not required to hold annual meetings, and does not intend to do so, except as required by the Act or other applicable Federal or state law. The Trust will assist in shareholder communications as required by Section 16(c) of the Act. The Act does require initial shareholder approval of each investment advisory agreement and election of Trustees. Under certain circumstances, the law provides shareholders with the right to call for a special shareholders meeting for the purpose of removing Trustees or for other proper purposes. Shares are entitled to one vote per share, and do not have cumulative voting rights.

The Declaration of Trust permits the Board of Trustees to issue an unlimited number of shares of beneficial interest without par value from separate classes ("Series") of shares. Currently the Trust is offering shares of three Series. Additional series may be added in the future by the Board of Trustees. Each share of each Fund has pro rata distribution rights, and shares equally in dividends and distributions of the respective Fund series.

The shares of the Trust are fully paid and nonassessable except as set forth under "Shareholder and Trustee Liability" and have no preference as to conversion, exchange, dividends, retirement or other features. The shares of the Trust have no preemptive rights. The shares of the Trust have non-cumulative voting rights which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of the Trust. On any matter submitted to a vote of shareholders, all shares of the Trust then issued and outstanding and entitled to vote, irrespective of the class, shall be voted in the aggregate and not by class except that shares shall be voted as a separate class with respect to matters affecting that class or as otherwise required by applicable law.

     The Trust will continue without limitation of time, provided however that:

     1) Subject to the majority vote of the holders of shares of any Series of the Trust outstanding, the Trustees may sell or convert the assets of such Series to another investment company in exchange for shares of such investment company and distribute such shares ratably among the shareholders of such Series;

     2) Subject to the majority vote of shares of any Series of the Trust outstanding, the Trustees may sell and convert into money the assets of such Series and distribute such assets ratably among the shareholders of such Series; and

     3) Without the approval of the shareholders of any Series, unless otherwise required by law, the Trustees may combine the assets of any two or more Series into a single Series so long as such combination will not have a material adverse effect upon the shareholders of such Series.

     Upon completion of the distribution of the remaining proceeds or the remaining assets of any Series as provided in paragraphs 1), 2), and 3) above, the Trust shall terminate as to that Series and the Trustees shall be discharged of any and all further liabilities and duties hereunder and the right, title and interest of all parties shall be canceled and discharged.

Shareholder and Trustee Liability - Under Pennsylvania law, shareholders of such
---------------------------------
a Trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Therefore, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of the Trust property of any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

     The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

                ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     The Funds' shares are sold at net asset value with a sales charge payable at the time of purchase. The Prospectus contains a general description of how investors may buy shares of the Funds, as well as a table of applicable sales charges for the Funds. The following is additional information which may be of interest to investors.

     The Funds are currently making a continuous offering of their shares. The Funds receive the entire net asset value of shares sold. The Funds will accept unconditional orders for shares to be executed at the public offering price based on the net asset value per share next determined after the order is placed. The public offering price is the net asset value plus the applicable sales charge, if any.

     For orders placed through the Funds' established broker-dealer network, the public offering price will be based on the net asset value determined on the day the order is placed, but only if (i) the dealer has received the order before the close of the Exchange, and (ii) the dealer transmits it to the Funds' Distributor prior to the close of the Exchange that same day (normally 4:00 p.m. Eastern time). The dealer is responsible for transmitting this order by 4:00 p.m. Eastern time, and if the dealer fails to do so, the customer's entitlement to that day's closing price must be settled between the customer and the dealer. If the dealer receives the order after the close of the Exchange, the price will be based on the net asset value determined as of the close of the Exchange on the next day it is open.

Reduced Sales Charge Plans

     Shares of series of the Trust may be purchased at a reduced sales charge to certain investors listed below. The shareholders' purchases in the series of the Trust may be aggregated in order to qualify for reduced sales charges.

     1. Reach "Break Points" - Increase the initial investment amount to reach a higher discount level, as listed in the Funds' prospectus.

     2. Right of Accumulation - Add to an existing shareholder account so that the current offering price value of the total combined holdings reach a higher discount level (see more information below).

     3. Sign a Letter of Intent - Inform the Funds or their Agent that you wish to sign a non-binding "Letter of Intent" (the "Letter") to purchase an additional number of shares so that the total equals at least $50,000 over the following 13-month period ($100,000 in the case of the Y2K Fund). Upon the Funds' receipt of the signed Letter, the shareholder will receive a discount equal to the dollar level specified in the Letter. If, however, the purchase level specified by the shareholder's Letter has not been reached at the conclusion of the 13-month period, each purchase will be deemed made at the sales charge appropriate for the actual purchase amount (see more information below).

     4. Combined Purchase Privilege - Combine the following investor accounts into one "purchase" or "holding" to qualify for a reduced sales charge:

  i. An individual or "company," as defined in Section 2(a)(8) of the Act;

 ii. An individual, his spouse and children under age 21;

iii. A trustee or other fiduciary for certain trusts, estates, and certain fiduciary accounts; or

 iv. The employee benefit plans of a single employer. The Funds' Transfer Agent, Firstar Mutual Fund Services, LLC ("Firstar"), must be advised of the related accounts at the time the purchase is made.

     (See more information below.)

     5. Purchases at Net Asset Value - Additionally, the Board of Trustees has determined that the following shareholders shall be permitted to purchase shares of the Funds without paying a sales charge:

     (i) Existing shareholders, upon reinvestment of their dividend income or capital gains distributions as dividends and capital gains distributions are reinvested in shares of the Funds at the net asset value without sales charge;

     (ii) Shareholders who have redeemed any or all of their shares of the Funds within the past 120 days may purchase shares at the net asset value without sales charge. The amount which may be reinvested is limited to the amount up to but not exceeding the redemption proceeds (or to the nearest full share if fractional shares are not purchased) and is limited to shareholders who have not previously exercised this right. The Transfer Agent must be notified of the exercise of this privilege when shares are being purchased (see more information below);

     (iii) Shareholders of the HomeState Pennsylvania Growth Fund or the HomeState Select Banking and Finance Fund may exchange their Fund shares into shares of the other Fund at net asset value without sales charge;

     (iv)   Certain "Institutional Investors" -- PA Growth Fund Only:
            Corporations with headquarters or significant operations in the Commonwealth of Pennsylvania having a minimum of $5 million in annual sales and fifteen full-time employees, and the retirement plans of each of the above may purchase at net asset value without sales charge. For these purposes, "significant operations" is defined as having a material impact on the corporation's financial condition or profitability in the discretion of the Adviser; For all
            Funds: State and local government-affiliated agencies, non-profit and charitable organizations, and the retirement plans of each of the above may purchase at net asset value without sales charge.

     (v) Investor's shares purchased by advisory accounts managed by SEC-registered investment advisers or bank trust departments;

     (vi) Trustees, Officers, Employees (and those retired) of the Funds, their services providers and their affiliates, for their own accounts and for their spouse and children, and employees of such broker-dealer firms that have executed a Selling Agreement with the Funds may purchase shares at net asset value without a sales charge.

6. On purchases of $1,000,000 or more, shares are acquired at net asset value with no sales charge or dealer concession charged to the investor. The Distributor, however, may pay the broker-dealer up to 0.50% of the Offering Price, from its own assets.

Combined Purchase Privilege - Certain investors may qualify for a reduced sales
---------------------------
charge by combining purchases into a single "purchase" if the resulting "purchase" totals at least $50,000. The applicable sales charge for such a "purchase" is based on the combined purchases of the following: (i) an individual, or a "company," as defined in section 2(a)(8) of the Investment Company Act of 1940 (which includes corporations which are corporate affiliates of each other, but does not include those companies in existence less than six months or which have no purpose other than the purchase of shares of the Funds or other registered investment companies at a discount); (ii) an individual, their spouse and their children under age twenty-one, purchasing for his, her or their own account; (iii) a single purchase by a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account although more than one beneficiary is involved; or (iv) a single purchase for the employee benefit plans of a single employer. Firstar, the Funds' Transfer Agent, must be advised of the related accounts at the time the purchase is made.

Right of Accumulation - An investor's purchase of additional shares may qualify
---------------------
for a cumulative quantity discount by combining a current purchase with certain other shares already owned ("Right of Accumulation"). The applicable shares charge is based on the total of: (i) the investor's current purchase; (ii) the net asset value (valued at the close of business on the previous day of (a.) all shares of the series held by the investor, and (b.) all shares of any other series fund of the HomeState Group which may be introduced and held by the investor); and (iii) the net asset value of all shares described in section (ii) above owned by another shareholder eligible to combine their purchase with that of the investor into a single "purchase" (See "Combined Purchase Privilege" above).

     To qualify for the Combined Purchase Privilege or obtain the Right of Accumulation on a purchase through a broker-dealer, when each such purchase is made the investor or dealer must provide the Distributor with sufficient information to verify that the purchase qualifies for the privilege or discount.

Letter of Intent - Investors may purchase shares at a reduced sales charge by
----------------
means of a written Letter of Intent (a "Letter"), which expresses the investor's intention to invest a minimum of $50,000 within a period of 13 months in shares of the PA Growth and Banking and Finance Fund, or a minimum of $100,000 in the Y2K Fund.

     Each purchase of shares under a Letter will be made at the public offering price applicable at the time of such purchase to a single transaction of the dollar amount indicated in such Letter. At the investor's option, a Letter may include purchases of shares made not more than ninety days prior to the date the investor signed the Letter; however, the 13-month period during which the Letter is in effect will then begin on the date of the earliest purchase to be included. Investors do not receive credit for shares purchased by the reinvestment of distributions. Investors qualifying for the Combined Purchase Privilege (see above) may purchase shares under a single Letter. The Letter is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter is 20% of such stated amount. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrow accounts will be involuntarily redeemed to pay the additional sales charge, if necessary.

     To the extent that an investor purchases more than the dollar amount indicated in the Letter and qualifies for a further reduction in the sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period, upon recovery from the investor's dealer of its portion of the sales charge adjustment. Once received from the dealer, the sales charge adjustment will be used to purchase additional shares of the Trust's series at the then-current offering price applicable to the actual amount of the aggregate purchases. No sales charge adjustment will be made until the investor's dealer returns any excess commissions previously received. Dividends and distributions on shares held in escrow, whether paid in cash or reinvested in additional Fund shares, are not subject to escrow. The escrow will be released when the full amount indicated has been purchased. Investors making initial purchases who wish to enter into a Letter may complete the appropriate section of the Subscription Application Form. Current shareholders may call the Fund at (800) 232-0224 to receive the appropriate form.

Reinstatement Privilege - An investor who has sold shares of the Funds may
-----------------------
reinvest the proceeds of such sale in shares of the series within 120 days of the sale, and any such reinvestment will be made at the Funds' then-current net asset value, so that no sales charge will be levied. Investors should call the Funds for additional information.

     By exercising this reinstatement privilege, the investor does not alter the federal income tax treatment of any capital gains realized on the previous sale of shares of the series, but to the extent that any shares are sold at a loss and proceeds are reinvested in shares of the series, some or all of the loss may be disallowed as a deduction. Please contact your tax adviser for more information concerning tax treatment of such transactions.

Other Purchase Information

     The underwriter's commission (paid to the Distributor) is the sales charge shown in the Prospectus, less any applicable dealer concession. The dealer concession is paid to those firms selling shares as a member of the Funds' broker-dealer network. The dealer concession is the same for all dealers, except that the Distributor retains the entire sales charge on any retail sales made by it. For the fiscal years ended June 30, 1999 and 1998 Rafferty Capital Markets, Inc., the Fund's distributor, received $78,896 and $11,035, respectively. For the fiscal years ended June 30, 1998 and 1997 Rodney Square Distributors, Inc., the Fund's previous distributor, received $648,549 and $166,908, respectively.

     The Distributor may from time to time allow broker-dealers selling shares of the Funds to retain 100% of the sales charge. In such cases, the broker-dealer may be deemed an "underwriter" under the Securities Act of 1933, as amended.

     In addition to the commission paid to broker-dealers selling Funds shares by way of a selling agreement, the Distributor may also from time to time pay additional cash bonuses or other incentives to selected broker-dealers in connection with their registered representatives selling Funds shares. Such compensation will be paid solely by the Distributor, and may be conditioned upon the sale by the broker-dealer's representatives of a specified minimum dollar amount of shares. Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by registered representatives and members of their families to locations within or outside the United States for meetings of a business nature.

Shares of the Funds may be purchased for your account directly by your financial services firm representative, and may be purchased by mail or wire.

Investing by Mail - Please complete and sign the Subscription Application Form included with the Prospectus and send it, together with your check or money order ($500 minimum; any lesser amount must be approved by the Fund), made payable to The HomeState Group, TO: The HomeStateGroup, c/o Firstar Mutual Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53210-0701. Note: A different procedure is used for establishing Individual Retirement Accounts. Please call Firstar at (800) 232-0224 for details. All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash will be accepted. Firstar will charge a $25 fee against a shareholder's account for any check returned to it for insufficient funds. The shareholder will also be responsible for any losses suffered by the Fund as a result.

Investing by Overnight or Express Mail - Please use the following address to insure proper delivery: Firstar Mutual Fund Services, LLC, 3/rd/ Floor, 615 E. Michigan Street, Milwaukee, WI 53202.

Investing by Wire - To establish a new account by wire please first call Firstar at (800) 232-0224 to advise it of the investment and dollar amount. This will ensure prompt and accurate handling of your investment. A completed Subscription Application Form must also be sent to the Fund at the address above immediately after your investment is made so the necessary remaining information can be recorded to your account. Your purchase request should be wired through the Federal Reserve Bank as follows:

     Firstar Bank Milwaukee, N.A.
     777 East Wisconsin Avenue
     Milwaukee, WI 53202
     ABA Number 075000022
     For credit to Firstar Mutual Fund Services, LLC
     Account Number 112-952-137
     For further credit to (Fund Name, Shareholder Account Number, Shareholder
     Name)
     ((For new accounts, include taxpayer identification number))

Additional Purchases - You may add to your account at any time by purchasing shares by mail (minimum $50) or by wire (minimum $1,000) according to the aforementioned wiring instructions. You must notify Firstar at (800) 232-0224 prior to sending your wire. A remittance form which is attached to your individual account statement should accompany any investments made through the mail, when possible. All purchase requests must include your shareholder account number in order to assure that your funds are credited properly.

Purchases by Telephone - By using the Funds' telephone purchase option you may move money from your bank account to your Fund account at your request. Only bank accounts held at domestic financial institutions that are Automated Clearing House (ACH) members may be used for telephone transactions. To have your Fund shares purchased at the offering price determined at the close of regular trading on a given date, Firstar must receive both your purchase order and payment by Electronic Funds Transfer through the ACH System before the close of regular trading on such a date. Most transfers are completed within one business day. You may not use telephone purchase transactions for initial purchases of Fund shares. The minimum amount that can be transferred by telephone is $100.

AutoInvest Plan

Shares of the Funds may be purchased through the AutoInvest Plan. The Plan provides a convenient method by which investors may have monies deducted directly from their checking, savings or bank money market accounts for an investment in the Funds on a monthly, bi-monthly, quarterly, semi-annual or annual basis. The minimum investment pursuant to this Plan is $50 per month. The account designated will be debited in the specified amount, on the schedule you select, and Fund shares will be purchased. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. The Funds may alter, modify or terminate this Plan at any time. You may establish this option by completing the appropriate section of the Subscription Application Form. For more information about participating in the AutoInvest Plan, call the Fund at (800) 232-0224.

Retirement Plans

Shares of the Funds are also available for use in all types of tax-deferred retirement plans such as IRA's, employer-sponsored defined contribution plans (including 401(k) plans) and tax-sheltered custodial accounts described in
Section 403(b)(7) of the Internal Revenue Code. Qualified investors benefit from the tax-free compounding of income dividends and capital gains distributions. Application forms and brochures describing investments in the Funds for retirement plans can be obtained from the Funds by calling (800) 232-0224. The following is a description of the types of retirement plans for which the Funds' shares may be used for investment:

Individual Retirement Accounts ("IRAs") - Individuals, who are not active participants (and, when a joint return is filed, who do not have a spouse who is an active participant) in an employer maintained retirement plan are eligible to contribute on a deductible basis to an IRA account. The IRA deduction is also retained for individual taxpayers and married couples with adjusted gross incomes not in excess of certain specified limits. All individuals who have earned income may make nondeductible IRA contributions to the extent that they are not eligible for a deductible contribution. Income earned by an IRA account will continue to be tax deferred. A special IRA program is available for employers under which the employers may establish IRA accounts for their employees in lieu of establishing tax qualified retirement plans. Known as SEP-IRA's (Simplified Employee Pension-
IRA), they free the employer of many of the recordkeeping requirements of establishing and maintaining a tax qualified retirement plan trust.

If you are entitled to receive a distribution from a qualified retirement plan, you may rollover all or part of that distribution into the Funds' IRA. Your rollover contribution is not subject to the limits on annual IRA contributions. You can continue to defer Federal income taxes on your contribution and on any income that is earned on that contribution.

Firstar makes available its services as an IRA Custodian for each shareholder account that is established as an IRA. For these services, Firstar receives an annual fee of $12.50 per account with a cap of $25.00 per social security number, which fee is paid directly to Firstar by the IRA shareholder. If the fee is not paid by the due date, shares of the Fund owned by the shareholder in the IRA account will be redeemed automatically for purposes of making the payment.

The Taxpayer Relief Act of 1997 (The "1997 Act") also created several new or expanded IRAs which were available to Fund shareholders beginning on March 16, 1998.

The 1997 Act created a new "Roth IRA" which will permit tax-free distributions of account balances if the assets have been invested for five years or more, and the distributions meet certain qualifying restrictions. Investors filing as single taxpayers who have adjusted gross incomes ("AGI") of $95,000 or more, and investors filing as joint taxpayers with adjusted gross incomes of $150,000 or more may find their participation in this IRA to be restricted.

The 1997 Act also created a new education IRA to help parents fund their children's post secondary school education. Parents or others may contribute up to $500 annually to an education IRA on behalf of any child under age 18. This IRA is subject to the same AGI limits as the Roth IRA above, and there are other contribution restrictions that may apply. The education IRA earnings accumulate tax free, and assets that have accumulated in the IRA may be distributed tax free when used to pay qualified higher education expenses.

Both new IRAs are subject to special rules and conditions that must be reviewed by the investor when opening a new account.

401(k) Plans and Other Defined Contribution Plans - The Funds' shares may also be used for investment in defined contribution plans by both self-employed individuals (sole proprietorships and partnerships) and corporations who wish to use shares of the Funds as a funding medium for a retirement plan qualified under the Internal Revenue Code. Such plans typically allow investors to make annual deductible contributions, which may be matched by their employers up to certain percentages based on the investor's pre-contribution earned income.

403(b)(7) Retirement Plans - The Funds' shares are also available for use by schools, hospitals, and certain other tax-exempt organizations or associations who wish to use shares of the Funds as a funding medium for a retirement plan for their employees. Contributions are made to the 403(b)(7) Plan as a reduction to the employee's regular compensation. Such contributions, to the extent they do not exceed applicable limitations (including a generally applicable limitation of $9,500 per year), are excludable from the gross income of the employee for Federal Income tax purposes.

Additional Redemption Information

Shareholders may redeem their shares of the Fund on any business day that the Fund calculates its net asset value. See "Valuing the Funds' Shares." Redemptions will be effected at the net asset value per share next determined after the receipt by the transfer agent of a redemption request meeting the requirements described below. The Funds normally send redemption proceeds on the next business day, but in any event redemption proceeds are sent within seven calendar days of receipt of a redemption request in proper form, or sooner if required under applicable law. Payment may also be made by wire directly to any bank previously designated by the shareholder in a shareholder account application. The Fund's custodian or the shareholder's bank may impose a fee for wire service. The Fund will honor redemption requests of shareholders who recently purchased shares by check, but will not mail the proceeds attributable to such purchase until it is reasonably satisfied that the purchase check has cleared, which may take up to twelve days from the purchase date, at which time the redemption proceeds will be sent to the shareholder. Purchases made with a check that does not clear will be canceled and the investor will be responsible for any losses or fees incurred in the transaction.

Redemption by Mail - At any time during normal business hours you may request that the Funds redeem your shares in whole or part. Written redemption requests must be directed to The HomeState Group, c/o Firstar Mutual Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701. If a redemption request is inadvertently sent to the Fund at its corporate address, it will be forwarded to Firstar, but the effective date of the redemption will be delayed until the request is received by Firstar. Requests for redemption which are subject to any special conditions or which specify an effective date other than provided herein cannot be honored.

A redemption request must be received in "Good Order" by Firstar for the request to be processed. "Good Order" means the request for redemption must include:

Your letter of instruction specifying the name of the Fund and either the number of shares or the dollar amount of shares to be redeemed. The letter of instruction must be signed by all registered shareholders exactly as the shares are registered and must include your account registration number and the additional requirements listed below that apply to the particular account.

     Type of Registration                                   Requirements
     --------------------                                   ------------
     Individual, Joint Tenants, Sole Proprietorship,        Redemption requests must be signed by all person(s)
     Custodial (Uniform Gift To Minors Act),                required to sign for the account, exactly as
     General Partners                                       it is registered

     Corporations, Associations                             Redemption  request  and  a  corporate  resolution,
                                                            signed by the  person(s)  required  to sign for the
                                                            account, accompanied by signature guarantee(s)

     Trusts                                                 Redemption request signed by the trustee(s), with a
                                                            signature guarantee. (If the Trustee's name is not
                                                            registered on the account, a copy of the trust document
                                                            certified within the last 60 days is also required.)

A redemption request for amounts above $10,000, or redemption requests for which proceeds are to be mailed somewhere other than the address of record, must be accompanied by signature guarantees. Signatures must be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. The transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees and guardians.

If you have an IRA, you must indicate on your redemption request whether or not to withhold federal income tax. Redemption requests not indicating an election to have federal tax withheld will be subject to withholding. If you are uncertain of the redemption requirements, please contact, in advance, Firstar.

The redemption price is the next determined net asset value after Firstar receives a redemption request in "Good Order." The amount paid will depend on the market value of the investments in the Funds' portfolio at the time of determination of net asset value, and may be more or less than the initial cost of the shares redeemed. Payment for shares redeemed will be mailed to you typically within one or two days, but no later than the seventh day (or earlier if required under applicable law) after receipt by Firstar of the redemption request in "Good Order" unless the Fund is requested to redeem shares purchased by check. In such an event the Funds may delay the mailing of a redemption check until the purchase check has cleared which may take up to 12 days. Wire transfers may be arranged through Firstar, which will assess a $12.00 wire fee against your account.

Redemption by Telephone - Shareholders who have so indicated on the Subscription Application Form, or have subsequently arranged in writing to do so, may redeem shares in any amount up to $10,000 by instructing the transfer agent by telephone at (800) 232-0224. If proceeds are sent by wire, a $12.00 wire fee will apply, and there is a $1,000 minimum per telephone redemption required. In order to arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request must be sent to the transfer agent at the address listed above. A signature guarantee is required of all shareholders in order to change telephone redemption privileges.

Neither the Fund(s) nor any of its service contractors will be liable for any loss or expense in acting upon any telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone requests are genuine, the Fund will use such procedures as are considered reasonable, including requesting a shareholder to correctly state his or her Fund account number, the name in which his or her account is registered, his or her banking institution, bank account number and the name in which his or her bank account is registered. To the extent that the Funds fail to use reasonable procedures to verify the genuineness of telephone instructions, it and/or its service contractors may be liable for any such instructions that prove to be fraudulent or unauthorized.

Redemption proceeds can be sent to your bank account by ACH transfer. You can elect this option by completing the appropriate section of the Subscription Application Form. If money is moved by ACH transfer, you will not be charged by the Fund for these services. There is a $100 minimum per ACH transfer.

During times of drastic economic or market changes, the telephone redemption privilege may be difficult to implement. In the event that you are unable to reach Firstar by telephone, you may make a redemption request by mail. The Fund and Firstar each reserve the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Funds shares by wire or telephone may be modified or terminated at any time by the Funds.

Checks will be made payable to you and will be sent to your address of record. If the proceeds of the redemption are requested to be sent to other than the address of record or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature(s) guaranteed.

The Funds also reserve the right to involuntarily redeem an investor's account where the account is worth less than the minimum initial account investment required when the account is established, presently $500 for all accounts except AutoInvest Plan accounts, where the minimum is presently $50. The shares will not be redeemed solely due to market fluctuations and the effect such fluctuations may have on an investor's account balance. (Any redemption of shares from an inactive account established with a minimum investment may reduce the account below the minimum initial investment, and could subject the account to redemption initiated by the Fund). The Funds will advise the shareholder of such intention in writing at least sixty (60) days prior to effecting such redemption, during which time the shareholder may purchase additional shares in any amount necessary to bring the account back to the minimum.

Systematic Withdrawal Plan

Shareholders who own shares with a value of $10,000 or more may participate in the Systematic Withdrawal Plan. If you select the Funds' systematic withdrawal option, you may move money automatically from your Fund account to your bank account according to the schedule you select. The systematic withdrawal option may be in any amount subject to a $50 minimum. To select the option you must check the appropriate box on the Subscription Application Form. If you expect to purchase additional Fund shares, it may not be to your advantage to participate in the Systematic Withdrawal Plan because contemporary purchases and redemption may result in adverse tax consequences. For further details, see the application form or call the Fund at (800) 232-0224.

            ADDITIONAL DIVIDEND, DISTRIBUTIONS & TAXES INFORMATION

Dividends and Distributions

     Dividends, if any, will be declared and paid in July and December. Capital gains, if any, will be declared and paid in July and December. All such payments will be declared on the 15/th/ of the month, go ex-dividend on the 16/th/ of the month and be paid on the 20/th/ of the month. If any of these dates falls on a weekend, the declaration, ex-dividend and payment dates will be moved accordingly to the next business day.

     If you elect to receive cash dividends and/or capital gains distributions and a check is returned as undelivered by the United States Postal Service, the Funds reserve the right to invest the check in additional shares of the Funds at the then-current net asset value and to convert your account's election to automatic reinvestment of all distributions, until the Funds' Transfer Agent receives a corrected address in writing from the number of account owners authorized on your application to change the registration. If the Transfer Agent receives no written communication from the account owner(s) and there are no purchases, sales or exchanges in your account for a period of time mandated by state law, then that state may require the Transfer Agent to turn over to state government the value of the account as well as any dividends or distributions paid.

     After a dividend or capital gains distribution is paid, the Funds' share price will drop by the amount of the dividend or distribution. If you have chosen to have your dividends or distributions paid to your account in additional shares, the total value of your account will not change after the dividend or distribution is paid. In such cases, while the value of each share will be lower, each reinvesting shareholder will own more shares. Reinvested shares will be purchased at the price in effect at the close of business on the day after the record date.

Taxes

     Each series of the Trust is treated as a separate Fund for federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify, and, therefore to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things:

     (1) Derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities, loans, and gains from the sale of stock and securities, or other income derived with respect to its business of investing in such stock or securities;

     (2) Distribute with respect to each taxable year at least 90% of its taxable and tax-exempt income for such year; and

     (3) Diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items, United States Government securities, securities of other investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the United States Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related types of businesses.

     If each Fund qualifies to be taxed as a regulated investment company it is accorded special tax treatment and will not be subject to federal income tax on income distributed to its shareholders in the form of dividends (including both capital gain and ordinary income dividends). If, however, a Fund does not qualify for such special tax treatment, that Fund will be subject to tax on its taxable income at corporate rates, and could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment. In addition, if a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its net capital gain for the year ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, that Fund will be subject to a 4% excise tax on the undistributed amounts. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax. In calculating its income, each Fund must include dividends in income not when received, but on the date when the stock in question is acquired or becomes ex-dividend, whichever is later.

Other Tax Information

Return of Capital Distributions - If a Fund makes a distribution to you in
-------------------------------
excess of its accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares.

Capital Gains - When you purchase shares of a Fund, the Fund's then-current net
-------------
asset value may reflect undistributed capital gains or net unrealized appreciation of securities held by the Fund. If the Fund subsequently distributed such amounts to you, the distribution would be taxable, although it constituted a return of your investment. For federal income tax purposes, each Fund is permitted to carry forward net realized capital losses, if any, and realize net capital gains up to the amount of such losses without being required to pay taxes on or distribute such gains which, if distributed, might be taxable to you.

Dividends - The Code provides a 70% deduction for dividends received by
---------
corporate shareholders, with certain exceptions. It is expected that only part of each Fund's investment income will be derived from dividends qualifying as such and, therefore, not all dividends received will be subject to the deduction.

Shares Purchased through Retirement Plans - Special tax rules and fiduciary
-----------------------------------------
responsibility requirements apply to investments made through retirement plans which satisfy the requirements of Section 401(a) of the Code. Shareholders of the Funds should consult with their tax adviser to determine the suitability of shares of the Funds as an investment through such plans, and the precise effect of such an investment on their particular tax situation.

                            MANAGEMENT OF THE FUNDS

Board of Trustees and Officers of the Trust

     The HomeState Group is organized as a Pennsylvania common law trust. The operations and management of the Trust are the responsibility of the Board of Trustees. Pursuant to that responsibility, the Board of Trustees has approved contracts with organizations to provide, among other things, day-to-day investment advisory and administrative management services.

     The following individuals hold positions as Trustees and/or Officers of the Trust. Their position with the Trust is listed along with their business occupations for the previous five years:

Name, Position and Occupation for previous Five Years:

Scott L. Rehr*, 1857 William Penn Way, Lancaster, PA 17601, President and Trustee, age 36, has been Senior Vice President and Treasurer of Emerald Advisers, Inc. since 1991. He was Vice President of Weik Investment Services, Inc. from 1990 to 1991. He was Vice President of Penn Square Mutual Fund and the William Penn Interest Income Fund from 1989 to 1990 and Director of Investor Services, Penn Square Management Corp. from 1986 to 1989.

Bruce E. Bowen, 1536 Buttonbush Circle, Palm City, Fl 34990, Trustee, age 60, is currently a private investor. He retired as Vice Chairman and Secretary of Penn Square Mutual Fund, positions he held from 1968 to 1988 and Vice Chairman and Secretary of William Penn Interest Income Fund positions he held from 1987 to 1988. He also served as Vice President and Secretary of Penn Square Management Corp. from 1964 to 1988. He also was a Director of Berk-Tek, Inc. from 1987 to 1991 and Director of Morgan Corporation, from 1989 to 1991.

Kenneth G. Mertz II, C.F.A.*, 1857 William Penn Way, Lancaster, PA 17601, Trustee, Vice President and Chief Financial Officer, age 47, has been President and Chief Investment Officer of Emerald Advisers, Inc. since 1992. He was Chief Investment Officer for the Pennsylvania State Employes Retirement System from 1985 to 1992. He was a Member of the National Advisory Board, Northwest Center for Professional Education/Real Estate Investment for Pension Funds from 1991 to 1992 and a Member of the Advisory Board, APA/Fostin Pennsylvania Venture Capital Fund from 1987 to 1992.

Daniel W. Moyer IV*, 1857 William Penn Way, Lancaster, PA 17601, Vice President and Secretary, age 44, has been Vice President of Emerald Advisers, Inc. since 1992 as well as a Registered Representative for First Montauk Securities Corp. since 1992. He was the Branch Office Manager for Keogler Morgan & Co. and a Registered Representative and Director for Financial Management Group from 1988 to 1992.

Scott C. Penwell, Esq.**, 305 North Front Street, Harrisburg, PA 17108, Trustee, age 45, has been a partner at Duane, Morris & Heckscher since 1981. He has also been Chairman of the Securities Regulation Committee of the Corporation, Banking and Business Law Section of the Pennsylvania Bar Association since 1994.

Steven E. Russell, Esq.*, 1857 William Penn Way, Lancaster, PA 17601, Vice President and Portfolio Manager, age 31, has been a Vice President of Emerald Advisers, Inc. since March, 1998. He was a senior equity analyst with the Pennsylvania Public School Employes Retirement System from 1996 to 1998, a financial manager for Harrah's Entertainment Inc. from 1995 to 1996, an account executive with United Way of Southeastern Pennsylvania and an ensign in the U.S. Navy in 1995. He attended Temple University from 1992 to 1995, receiving an MBA in Business Administration and a JD in Law in 1995.

Dr. H. J. Zoffer, Joseph M. Katz School of Business, 366 Mervis Hall, Pittsburgh, PA 15260, Trustee, age 68, has been Professor of Business Administration at Joseph M. Katz School of Business since 1966. He was Dean of Joseph M. Katz School of Business, University of Pittsburgh from 1966 to 1996. He is also a Director of Penwood Savings Association.

* Employee of Emerald Advisers, Inc. and "Interested Person" within the meaning of the Investment Company Act of 1940.
** Employee of the Trust's Legal Counsel and therefore an "Interested Person" within the meaning of the Investment Company Act of 1940.

     The Trustees of the Funds who are not employed by the Adviser, the Distributor, or their affiliates (the "Disinterested Trustees") receive an annual retainer of $2,500 for the PA Growth Fund and $ 1,000 each for the Banking and Finance Fund and the Y2K Fund, $350 for each Trustees meeting attended, and $100 for each Audit Committee meeting attended. For the year ended June 30, 1999, the Funds incurred Trustees fees and expenses totaling $18,000. The Funds will also reimburse the Independent Trustees' travel expenses incurred attending Board meetings.

                                             Compensation Table

      Name and Title        Aggregate Pay       Aggregate Pay From       Aggregate Pay From      Total Pay From Fund
                            From PA Growth      Banking and Finance      The Year 2000 Fund          Complex (1)
                                Fund                   Fund
Scott L. Rehr,                     $    0             $    0                  $    0                   $    0
Trustee and President
Bruce E. Bowen,                     3,000              1,500                   1,500                    6,000
Trustee

Kenneth G. Mertz, II,                   0                  0                       0                        0
Trustee, Vice-President
and Chief Investment
Officer
Scott C. Penwell,                   3,000              1,500                   1,500                    6,000
Trustee
Dr. H. J. Zoffer                    3,000              1,500                   1,500                    6,000
Trustee

 (1) No pension or retirement benefits are provided for trustees or officers of the Funds.

     The Officers of the Funds receive no compensation for their services as such.

     As of September 30, 1999 the Trustees and Officers of the Funds owned, as a group, less than one percent of the outstanding shares of the Funds.

     The Declaration of Trust provides that the Trust will indemnify the Trustees and may indemnify its officers and employees against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Trust that they have acted in bad faith, with reckless disregard of his/her duties, willful misconduct or gross negligence. The Trust, at its expense, may provide liability insurance for the benefit of its Trustees, officers and employees.

Persons Controlling the Funds

     To the knowledge of the Funds, no person owned of record or beneficially 25% or more of each Fund's outstanding shares as of September 30, 1999.

     To the knowledge of the Funds, no person owned of record or beneficially 5% or more of the Banking and Finance Fund's or the Y2K Fund's outstanding shares as of September 30, 1999.

     The following persons owned of record or beneficially 5% or more of the PA Growth Fund's outstanding shares as of September 30, 1999:

Name                          Address                                          % of Ownership
-----                         -------                                          --------------
Smith Barney Inc.             333 W. 34/th/ St., 3/rd/ Floor, NY, NY 10001     13.9%

FMB Trust Company             P.O. Box 1596, Baltimore, MD 21203               10.9%

Investment Adviser and Other Service Providers

Investment Adviser and Principal Underwriter

     Emerald Advisers, Inc., 1857 William Penn Way, Lancaster, PA 17601, and Rafferty Capital Markets, Inc., 1311 Mamaroneck Avenue, White Plains, NY 10605, are the Funds' investment adviser and distributor, respectively. The Distributor is not obligated to sell any specific amount of shares of the Funds and will purchase shares for resale only against orders for shares. The Distributor is a New York corporation, a broker-dealer registered with the Securities and Exchange Commission, and a member of the National Association of Securities Dealers, Inc., (the "NASD"). Some officers of the Funds are employed by the Adviser and may also distribute shares of the Funds as registered representatives of the Distributor.

     Emerald Advisers, Inc. is a wholly-owned subsidiary of Emerald Asset Management, Inc. ("EAM"), 1857 William Penn Way, Lancaster, PA 17601. The shareholders of EAM are: Joseph E. Besecker, James Brubaker, Stanley Corker, Joseph W. Garner, Kenneth G. Mertz II, Daniel W. Moyer IV, Scott L. Rehr, Stacey
L. Stichter, Paul W. Ware and Judy S. Ware.

The following individuals have the following positions and offices with the Trust and the Adviser:

           Name                           Position(s) With Adviser                     Position(s) With Trust
Scott L. Rehr                         Senior Vice President; Treasurer;           Trustee; President
                                      Director

Kenneth G. Mertz II, C.F.A.           President; Director                         Trustee; Vice President; Chief
                                                                                  Investment Officer

Daniel W. Moyer, IV                   Vice President; Director                    Vice President; Secretary

Steven E. Russell, Esq.               Vice President                              Vice President, Portfolio Manager

     In carrying out its responsibilities under the investment advisory contract with the Funds, the Adviser furnishes or pays for all facilities and services furnished or performed for, or on behalf of, the Funds. Such items may include, but are not limited to: office facilities, office support materials and equipment, records and personnel necessary to manage the Funds' daily affairs. In return for these services, the Funds have agreed to pay the Adviser an annualized fee, based on the average market value of the net assets of the Funds, computed each business day and paid to the Adviser monthly. The fee is paid as follows:

     HOMESTATE PENNSYLVANIA GROWTH FUND:

     Assets $0 to $250 Million..............................  0.75%
     Over $250 MM to $500 MM................................  0.65%
     Over $500 MM to $750 MM................................  0.55%
     Over $750 Million......................................  0.45%

     HOMESTATE SELECT BANKING AND FINANCE FUND and
     HOMESTATE YEAR 2000 ("Y2K") FUND:

     Assets $0 to $100 Million..............................  1.00%
     Over $100 Million......................................  0.90%

     These fees are higher than most other registered mutual funds but comparable to fees paid by equity funds of a similar investment objective and size. For the fiscal years ended June 30, 1999, 1998 and 1997, the Adviser received management fees from the PA Growth Fund totaling $784,190, $869,718 and $528,528, respectively. For the period ended June 30, 1999, the Adviser received management fees from the Banking and Finance Fund, before reimbursement of expenses, totaling $119,952, of which the Adviser waived $30,430. For the period ended June 30, 1998, the Adviser received management fees from the Banking and Finance Fund, before reimbursement of expenses, totaling $146,960, of which the Adviser waived $36,124. For the period ended June 30, 1997, the Adviser received management fees from the Banking and Finance Fund, before reimbursement of expenses, totaling $11,200 of which the Adviser waived the entire fee, or $11,200 and reimbursed the Banking and Finance Fund for additional expenses totaling $47,862. For the period ended June 30, 1999, the Adviser received management fees from the Year 2000 Fund, before reimbursement of expenses, totaling $92,173, of which the Adviser waived $9,851. For the period ended June 30, 1998, the Adviser received management fees from the Year 2000 Fund, before reimbursement of expenses, totaling $37,072 of which the Adviser waived the entire fee, or $37,072 and reimbursed the Y2K Fund for additional expenses totaling $51,405.

     The Funds pay all of their expenses other than those expressly assumed by the Adviser. Specifically, the Funds pay the fees and expenses of their transfer agent, custodian, independent accountants and legal counsel. These fees are generally for the costs of necessary professional services, regulatory compliance, and those pertaining to maintaining the Funds' organizational standing. The resulting fees may include, but are not limited to: brokerage commissions, taxes and organizational fees, bonding and insurance, custody, auditing and accounting services, shareholder communications and shareholder servicing, and the cost of financial reports and prospectuses sent to Shareholders. The Adviser reserves the right to voluntarily waive any portion of its advisory fee at any time.

Administrator, Accounting Agent and Transfer Agent

The Fund has entered into an administration agreement (the "Administration Agreement") with Firstar Mutual Fund Services, LLC (the "Administrator"), 615 E. Michigan Street, Milwaukee, WI 53202. Under the Administrative Agreement, the administrator: (1) coordinates with the Custodian and monitors the custodial, transfer agency and accounting services provided to the Funds; (2) coordinates with and monitors any other third parties furnishing services to the Funds; (3) provides the Funds with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions; (4) maintains such books and records of the Funds as may be required by applicable federal or state law and supervises the maintenance of such books and records if maintained by third parties; (5) prepares or supervises the preparation by third parties of all federal, state and local tax returns and reports of the Funds required by applicable law; (6) prepares and, after approval by the Funds, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Funds as required by applicable law; (7) prepares and, after approval by the Funds, arranges for the filing of such registration statements and other documents with the U.S. Securities and Exchange Commission (the "SEC") and other federal and state regulatory authorities as may be required by applicable law; (8) reviews and submits to the officers of the Trust for their approval invoices or other requests for payment of the Funds' expenses and instructs the Custodian to issue checks in payment thereof; (9) assists the Funds in the preparation of documents and information needed for meetings of the Board of Trustees and prepares the minutes of Board meetings; (10) monitors the Funds' compliance with applicable state securities laws; (11) assists the Distributor with the preparation of quarterly reports to the Board of Trustees relating to the distribution plan adopted by the Funds pursuant to Rule 12b-1; and (12) takes other such action with respect to the Funds as may be necessary in the opinion of the Administrator to perform its duties under the agreement.

The Administrator, at its own expense and without reimbursement from the Funds, furnishes office space and all necessary office facilities, equipment and executive personnel for performing the services required to be performed by it under the Administration Agreement. For the foregoing, the Administrator receives from the Fund a fee, paid monthly, at an annual rate of .07% of the first $200,000,000 of each Fund's average net assets, .06% of the next $500,000,000 of each Fund's average net assets, and .04% of each Fund's average net assets in excess of $700,000,000. Notwithstanding the foregoing, the Administrator's minimum annual fee is $30,000.

Custodian, Transfer Agent and Fund Accountant

Firstar Bank Milwaukee serves as custodian of the Trust's assets pursuant to a Custody Agreement. Under the Custody Agreement, Firstar Bank Milwaukee has agreed to (i) maintain a separate account in the name of each of the Funds, (ii) make receipts and disbursements of money on behalf of the Funds, (iii) collect and receive all income and other payments and distributions on account of the Funds' portfolio investments, (iv) respond to correspondence from shareholders, security brokers and others relating to its duties and (v) make periodic reports to the Funds concerning the Funds' operations. Firstar Bank Milwaukee does not exercise any supervisory function over the purchase and sale of securities.

Firstar Mutual Fund Services, LLC serves as transfer agent and dividend disbursing agent for the Funds under a Shareholder Services Agreement. As transfer agent and dividend disbursing agent, Firstar has agreed to (i) issue and redeem shares of the Funds, (ii) make dividend and other distributions to shareholders of the Funds, (iii) respond to correspondence by Fund shareholders and others relating to its duties, (iv) maintain shareholder accounts and (v) make periodic reports to the Funds.

In addition, the Trust has entered into a Fund Accounting Servicing Agreement with Firstar Mutual Fund Services, LLC pursuant to which Firstar has agreed to maintain the financial accounts and records of the Funds and provide other accounting services to the Funds. For its accounting services, Firstar is entitled to receive fees, payable monthly, based on the total annual rate of $24,000 for the first $40 million in average net assets of the Funds, 0.01% on the next $200 million of average net assets and 0.005% on average net assets exceeding $240 million (subject to an annual minimum of $24,000). Firstar is also entitled to certain out of pocket expenses, including pricing expenses.

For the fiscal year ended June 30, 1999, Firstar received fees totalling $505,929 from the Funds for performing administrative, accounting and transfer agency services. For the fiscal year ended June 30, 1998, Firstar received fees totalling $218,011 from the Funds for performing these services. Prior to March of 1998, Rodney Square Management Corp. ("Rodney Square") performed administrative, accounting and transfer agency services for the Funds. For the fiscal year ended June 30, 1998 and before March, 1998, Rodney Square received fees totaling $256,690. For the fiscal years ended June 30, 1997 Rodney Square received fees totaling $302,133 and for the period from November 20, 1995 through June 30, 1996, Rodney Square received fees totaling $106,524.

Independent Accountants

     PricewaterhouseCoopers LLP, 100 E. Wisconsin Avenue, Milwaukee, WI 53202, are the independent accountants which audit the annual financial statements of the Funds.

The Distribution Plans

General Information. In order to compensate investment dealers (including for
------- -----------
this purpose certain financial institutions) for services provided in connection with sales of shares of certain series of the Trust and maintenance of shareholder accounts within these series, the Distributor makes quarterly payments to qualifying dealers based on the average net asset value of shares of the Funds' specified series which are attributable to shareholders for whom the dealers are designated as the dealer of record. The

Distributor makes such payments at the annual rate of 0.25% of the average net asset value of the PA Growth Fund and Banking and Finance Fund and an annual rate of 0.50% of the Y2K Fund, with "average net asset value" attributable to a shareholder account meaning the product of (i) the average daily share balance of the account multiplied by (ii) the series' average daily net asset value per share.

     For administrative reasons, the Distributor may enter into agreements with certain dealers providing for the calculation of "average net asset value" on the basis of assets of the accounts of the dealer's customers on an established day in each quarter. The Distributor may suspend or modify these payments at any time. Payments are subject to the continuation of the Series' Plan described below and the terms of service agreements between dealers and the Distributor.

     The PA Growth Fund, the Banking and Finance Fund and the Y2K Fund are all currently operating with Distribution Plans (the "Plans"). Each Fund has adopted a Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans are to permit the Funds to compensate the Distributor for services provided and expenses incurred by it in promoting the sale of shares of the Series, reducing redemptions, or maintaining or improving services provided to shareholders by the Distributor or dealers. By promoting the sale of shares and/or reducing redemptions, the Plan should help provide a continuous cash flow, affording the Adviser the ability to purchase and redeem securities without forcing the Adviser to make unwanted redemptions of existing portfolio securities.

     The Plans provide for quarterly payments by each Fund to the Distributor at the annual rate of up to 0.35% of the Series' average net assets for the PA Growth Fund and Banking and Finance Fund and the annual rate of up to 0.70% for the Y2K Fund, subject to the authority of the Trust's Board of Trustees to reduce the amount of payments or to suspend the Plans for such periods as they may determine. Subject to these limitations, the amount of such payments and the specific purposes for which they are made shall be determined by the Board of Trustees. At present, the Trustees have approved payments under the Plans for the purpose of reimbursing the Distributor for payments made by it to dealers under the service agreements referred to above as well as for certain additional expenses related to shareholder services and the distribution of shares, subject to the maximum annual rate of 0.35% of each Fund's average net assets. Continuance of the Plans is subject to annual approval by a vote of the Board of Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect interest in the Plan or related arrangements (these Trustees are known as "Disinterested Trustees"), cast in person at a meeting called for that purpose. All material amendments to the Plans must be likewise approved by separate votes of the Trustees and the Disinterested Trustees of the Trust. The Plans may not be amended in order to increase materially the costs which the Funds bear for distribution pursuant to the Plans without also being approved by a majority of the outstanding voting securities of a Fund. The Plans terminate automatically in the event of their assignment and may be terminated without penalty, at any time, by a vote of the majority of (i) the outstanding voting securities of a Fund, or (ii) the Disinterested Trustees.

     The Glass-Steagall Act and other applicable laws and regulations prohibit a bank from acting as underwriter or distributor of securities. If a bank were prohibited from providing certain administrative services, shareholders would be permitted to remain as the Funds' shareholders and alternate means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any financial consequences as a result of any of those occurrences.

     Future regulatory review and revision of Rule 12b-1 by the SEC, of Rule 2830 of the Rules of Fair Practice by the NASD, or any similar review and revision of other applicable regulations by other regulatory agencies could affect the Funds' Plans. The Board of Trustees will promptly modify the Plans if such action is warranted.

     For the fiscal year ended June 30, 1999, the PA Growth Fund incurred expenses totaling $365,956 pursuant to the Distribution Plan, the Banking and Finance Fund incurred expenses totaling $41,984, and the Y2K Fund incurred expenses totaling $64,521.

                  ADDITIONAL BROKERAGE ALLOCATION INFORMATION

The Adviser is responsible for selecting brokers and dealers to effect portfolio securities transactions and for negotiating brokerage commissions and dealers' charges. The Adviser places orders for the purchase or sale of portfolio securities of the Funds. In choosing a particular broker to execute a given transaction, the Adviser uses the following criteria: (1) the past capabilities of that broker in executing such types of trades; (2) the quality and speed of executing trades; (3) competitive commission rates; and (4) all other factors being equal, useful research services provided by the brokerage firm. The research services provided to the Adviser are used to advise all of its clients, including the Funds, but not all such services furnished are used to advise the Funds. Research services can include written reports and interviews by analysts on a particular industry or company or on economic factors, and other such services which can enhance the Adviser's ability to gauge the potential investment worthiness of companies and/or industries, such as evaluation of investments, recommendations as to the purchase or sale of investments, newspapers, magazines, quotation services and news services. If these services are not used exclusively by the Adviser for Funds' research purposes, then the Adviser, based upon allocations of expected use, bears that portion of the service's cost that directly relates to non-Funds research use. The management fee paid by the Funds to the Adviser is not reduced because the Adviser receives these services even though the Adviser might otherwise be required to purchase some of these services for cash. The Adviser does not pay excess commissions to any broker for research services provided or for any other reason. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. (the "NASD") and subject to seeking the most favorable price and execution available and such other policies as the Board of Trustees may determine, the Adviser may consider sales of shares of front-end load series of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

To the extent consistent with applicable provisions of the Investment Company Act of 1940, Rule 17e-1, and other rules and exemptions adopted by the SEC under that Act, the Board of Trustees has determined that transactions for the Funds may be executed by affiliated brokers if, in the judgment of the Adviser, the use of an affiliated broker is likely to result in price and execution at least as favorable as those qualified brokers. The Adviser will not execute principal transactions by use of an affiliated broker.

     For the fiscal years ended June 30, 1999, 1998 and 1997, the PA Growth Fund incurred brokerage commissions aggregating $358,774, $224,379 and $208,752, respectively. For the fiscal years ended June 30, 1999 and 1998 and the period ended June 30, 1997, the Select Banking and Finance Fund incurred brokerage commissions aggregating $80,701, $80,299 and $21,558, respectively. For the fiscal year ended June 30, 1999 and the period ended June 30, 1998, the Y2K Fund incurred brokerage commissions aggregating $65,475 and $20,756, respectively.

     Portfolio Turnover Rate. The portfolio turnover rate is calculated by
     -----------------------
dividing the lesser of each Fund's annual purchases and sales of portfolio securities for the particular fiscal year by the monthly average value of the portfolio securities owned by each Fund during the year. All securities, including options, whose maturity or expiration date at the time of acquisition was one year or less are to be excluded from both the numerator and the denominator. The portfolio turnover rate of the PA Growth Fund for the fiscal years ended June 30, 1999 and 1998 was 88% and 51%, respectively. The portfolio turnover rate for the Banking and Finance Fund for the fiscal years ended June 30, 1999 and 1998 was

158% and 115%, respectively. Prior to October 20, 1998, the Banking and Finance Fund was pursuing a different investment objective. The portfolio turnover rate for the Y2K Fund for the fiscal year ended June 30, 1999 and the period ended June 30, 1998 was 200% and 44%, respectively. All three funds experienced higher portfolio turnover rates as s result of generally more volatile market conditions in 1998 and 1999, and the Banking and Finance Fund's turnover rate was higher in part due to its transition from its prior objective.

                             MEASURING PERFORMANCE

     Average annual total return data ("Standardized Return") for the Funds may from time to time be presented in the Prospectus, this Statement and in advertisements. Each Fund's "average annual total return" is an average annual compounded rate of return. It is the rate of return based on factors that include a hypothetical investment of $1,000 held for a number of years with an Ending Redeemable Value of that investment, according to the following formula:

              (ERV/P)/1/n/ - 1 = T

              where:           P    =   hypothetical initial payment of $1,000
                               T    =   average annual total return
                               n    =   number of years
                               ERV  =   ending redeemable value at end of the
                                        period of a hypothetical $1,000 payment
                                        made at the beginning of that period.

                      HomeState Pennsylvania Growth Fund
                      ----------------------------------

                                                                                   AVERAGE ANNUAL TOTAL
                                                                                  RETURN SINCE INCEPTION
                                                         1 YEAR                       OCTOBER 1, 1992
                                                          ENDED                           THROUGH
                          SALES LOAD                  JUNE 30, 1999                    JUNE 30, 1999
                          ----------                  -------------                    -------------
                             4.75%                      - 13.55%                          15.66%

                             NONE                       -   9.24%                         16.49%


                   HomeState Select Banking and Finance Fund
                   -----------------------------------------

                                                                                   AVERAGE ANNUAL TOTAL
                                                                                  RETURN SINCE INCEPTION
                                                       1 YEAR                        FEBRUARY 18, 1997
                                                        ENDED                             THROUGH
                          SALES LOAD                JUNE 30, 1999                      JUNE 30, 1999
                          ----------                -------------                      -------------
                             4.75%                    -   5.18%                           12.68%

                             NONE                     -   0.45%                           15.03%

                       HomeState Year 2000 ("Y2K") Fund
                       --------------------------------

                                                                                   AVERAGE ANNUAL TOTAL
                                                                                  RETURN SINCE INCEPTION
                                                        1 YEAR                       OCTOBER 31, 1997
                                                         ENDED                           THROUGH
                          SALES LOAD                 JUNE 30, 1999                    JUNE 30, 1999
                          ----------                 -------------                    -------------
                             2.90%                     - 2.25%                            10.53%

                             NONE                        0.66%                            12.51%

     Total return data ("Non-Standardized Return") may also be presented from time to time. The calculation of each Fund's "total return" uses some of the same factors as the calculation of the average annual total return, but does not average the rate of return on an annual basis. Total return measures the cumulative (rather than average) change in value of a hypothetical investment in a Fund over a stated period. Total return is stated as follows:

                      P(1 + T)/(n)/  = ERV

     Both methods of total return calculation assume: (i) deduction of the Fund's maximum sales charge, if applicable, and (ii) reinvestment of all Fund distributions at net asset value on the respective date. Average annual total return and total return calculation is a measurement of past performance, and is not indicative of future results. Share prices will fluctuate so that an investor's shares in the Fund may be worth more or less than their original purchase cost when redeemed.

     Each Fund may periodically compare its performance to that of other mutual funds tracked by mutual fund ratings services (such as Lipper Analytical Services, Inc.), financial and business publications and periodicals, of broad groups of comparable mutual funds or of unmanaged indices (such as the Standard & Poor's 500, Dow Jones Industrial Average, NASDAQ Composite, Russell 2000, Wilshire 5000 or Wilshire 4500 indices), which may assume investment of dividends but generally do not reflect deductions for administrative and management costs. A Fund may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance. A Fund may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

                             FINANCIAL STATEMENTS

     The Schedule of Investments as of June 30, 1999; the Statements of Assets and Liabilities as of June 30, 1999; the Statements of Operations for the fiscal year ended June 30, 1999; the Statement of Changes in Net Assets for the fiscal years ended June 30, 1999 and 1998 for the PA Growth Fund, the Banking and Finance Fund (formerly the HomeState Select Opportunities Fund) and the Year 2000 Fund; the Financial Highlights for the fiscal years ended June 30, 1999, 1998, 1997, 1996 and 1995, for the PA Growth Fund, for the fiscal years ended June 30, 1999, 1998 and 1997 for the Banking and Finance Fund and for the fiscal years ended June 30, 1999 and 1998 for the Year 2000 Fund; and the Notes to the Financial Statements and the Report of Independent Accountants, each of which is included in the Annual Report to the shareholders of the Funds as of and for the fiscal year ended June 30, 1999, are incorporated herein by reference from the Form N-30D filed with the Securities and Exchange Commission on September 10, 1999.

                                  APPENDIX A:
                            DESCRIPTION OF RATINGS

Following are descriptions of investment securities ratings from Moody's Investor Services ("Moody's") and Standard & Poor's Corporation ("S & P"). See pages 4 and 5 of this Statement for how these ratings relate to investments in the Funds' portfolio.

I. Commercial Paper Ratings:

     A. Moody's: Issuers rated Prime-1 have a superior capacity, issuers rated Prime-2 have a strong capacity, and issuers rated Prime-3 have an acceptable capacity for the repayment of short-term promissory obligations.

     B. S & P: Issues rated A are the highest quality obligations. Issues in this category are regarded as having the greatest capacity for timely payment. For issues designated A-1 the degree of safety regarding timely payment is very strong. For issues designated A-2 the capacity for timely payment is also strong, but not as high as for A-1 issues. Issues designated A-3 have a satisfactory capacity for timely payment.

II. Corporate Bond Ratings:

     A.       Moody's:
     Aaa - Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there maybe other elements present which make the long term risks appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

These categories are considered to be of "Investment Grade" by Moody's. Moody's applies numerical modifiers "1," "2," and "3" in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     B.    S & P:
     AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal & interest.

     AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

S & P classifies corporate bonds of these ratings to be of "Investment Grade." Plus (+) or Minus (-): The ratings from AA to B may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

III. Preferred Stock Ratings:

     Both Moody's and S & P use the same designations for corporate bonds as they do for preferred stock except in the case of Moody's preferred stock ratings, the initial letter rating is not capitalized. While the descriptions are tailored for preferred stocks, the relative quality descriptions are comparable to those described above for corporate bonds.

Ratings by Moody's and S & P represent their respective opinions as to the investment quality of the rated obligations. These ratings do not constitute a guarantee that the principal and interest payable under these obligations will be paid when due, but rather serve as a general guide in comparing prospective investments.

                                  APPENDIX B

                   OPTIONS AND SHORT SELLING STRATEGIES FOR
               THE HOMESTATE SELECT BANKING AND FINANCE FUND AND
                     THE HOMESTATE YEAR 2000 ("Y2K") FUND

     Regulation of the Use of Options Strategies. As discussed in the Prospectus, in managing the Banking and Finance Fund and the Y2K Fund, the Adviser may engage in certain options and short selling strategies to hedge various market risks or to enhance potential gain. Certain special characteristics of and risks associated with using these instruments are discussed below. Use of options and short selling is subject to applicable regulations of the SEC, the several options exchanges upon which these instruments may be traded, and the various state regulatory authorities. The Board of Trustees has adopted investment guidelines (described below) reflecting those option trading regulations. The discussion below relates to each of the two Funds unless otherwise noted.

     Cover for Options Strategies. The Fund will not use leverage in their options strategies. Accordingly, the Fund will comply with guidelines established by the SEC with respect to coverage of these strategies and will either (1) set aside liquid, unencumbered, daily marked-to-market assets in a segregated account with the Fund's custodian in the prescribed amount; or (2) hold securities or other options or futures contracts whose values are expected to offset ("cover") its obligations thereunder. Securities or other options used for cover cannot be sold or closed out while the strategy is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover involving a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     Options Strategies. The Fund may purchase and write (sell) options on securities and securities indices that are traded on U.S. exchanges and in the over-the-counter ("OTC") market. Currently, options on debt securities are primarily traded on the OTC market. Exchange-traded options in the U.S. are issued by a clearing organization affiliated with the exchange on which the option is listed, which, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and its contra-party with no clearing organization guarantee unless the parties provide for it. Thus, when the Fund purchases an OTC option, it relies on the dealer from which it has purchased the OTC option to make or take delivery of the securities underlying the option. Failure by the dealer to do so would result in the loss of any premium paid by the Fund as well as the loss of the expected benefit of the transaction. Accordingly, before the Fund purchases or sells an OTC option, the Adviser assesses the creditworthiness of each counterparty and any guarantor or credit enhancement of the counterparty's credit to determine whether the terms of the option are likely to be satisfied.

     The Fund may purchase call options on securities in which it is authorized to invest in order to fix the cost of a future purchase. Call options also may be used as a means of enhancing returns by, for example, participating in an anticipated price increase of a security. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the potential loss to the Fund to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and the Fund either sells or exercises the option, any profit eventually realized would be reduced by the premium paid.

     The Fund may purchase put options on securities that it holds in order to hedge against a decline in the market value of the securities held or to enhance return. The put option enables the Fund to sell the underlying security at the predetermined exercise price; thus, the potential for loss to the Fund below the exercise price is limited to the option premium paid. If the market price of the underlying security is higher than the exercise price of the put option, any profit the Fund realizes on the sale of the security is reduced by the premium paid for the put option less any amount for which the put option may be sold.

     The Fund may on certain occasions wish to hedge against a decline in the market value of securities that it holds at a time when put options on those particular securities are not available for purchase. At those times, the Fund may purchase a put option on other carefully selected securities in which it is authorized to invest, the values of which historically have a high degree of positive correlation to the value of the securities actually held. If the Adviser's judgment is correct, changes in the value of the put options should generally offset changes in the value of the securities being hedged. However, the correlation between the two values may not be as close in these transactions as in transactions in which the Fund purchases a put option on a security that it holds. If the value of the securities underlying the put option falls below the value of the portfolio securities, the put option may not provide complete protection against a decline in the value of the portfolio securities.

     The Fund may write covered call options on securities in which it is authorized to invest for hedging purposes or to increase return in the form of premiums received from the purchasers of the options. A call option gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the exercise price during the option period. The strategy may be used to provide limited protection against a decrease in the market price of the security, in an amount equal to the premium received for writing the call option less any transaction costs. Thus, if the market price of the underlying security held by the Fund declines, the amount of the decline will be offset wholly or in part by the amount of the premium received by the Fund. If, however, there is an increase in the market price of the underlying security and the option is exercised, the Fund will be obligated to sell the security at less than its market value.

     Securities used to cover OTC call options written by the Fund are considered illiquid and therefore subject to the Fund's limitations on investing in illiquid securities, unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC options it writes for a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure is considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option. The Fund could lose the ability to participate in an increase in the value of the underlying securities above the exercise price because the increase would likely be offset by an increase in the cost of closing out the call option (or could be negated if the buyer chose to exercise the call option at an exercise price below the current market value).

     The Fund may also write covered put options on securities in which it is authorized to invest. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the exercise price during the option period. So long as the obligation of the writer continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring it to make payment of the exercise price against delivery of the underlying security. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options. If the put option is not exercised, the Fund will realize income in the amount of the premium received. This technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying securities would decline below the exercise price less the premiums received, in which case the Fund would expect to suffer a loss.

     The Fund may purchase put and call options and write covered put and call options on indexes in much the same manner as the more traditional options discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets (or a market sector) rather than anticipated increases or decreases in the value of a particular security. An index assigns values to the securities included in the index and fluctuates with changes in such values. Settlements of index options are effected with cash payments and do not involve delivery of securities. Thus, upon settlement of an index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the index. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities in which the Fund invests. Perfect correlation is not possible because the securities held or to be acquired by the Fund will not exactly match the composition of indexes on which options are purchased or written.

     The Fund may purchase and write covered straddles on securities or indexes. A long straddle is a combination of a call and a put purchased on the same security where the exercise price of the put is less than or equal to the exercise price on the call. The Fund would enter into a long straddle when the Adviser believes that it is likely that prices will be more volatile during the term of the options than is implied by the option pricing. A short straddle is a combination of a call and a put written on the same security where the exercise price on the put is less than or equal to the exercise price of the call where the same issue of the security is considered "cover" for both the put and the call. The Fund would enter into a short straddle when the Adviser believes that it is unlikely that prices will be as volatile during the term of the options as is implied by the option pricing. In such case, the Fund will set aside cash and/or liquid, high-grade debt securities in a segregated account with its custodian equivalent in value to the amount, if any, by which the put is "in-the-money," that is, that amount by which the exercise price of the put exceeds the current market value of the underlying security. Because straddles involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

     The Fund may purchase put and call warrants with values that vary depending on the change in the value of one or more specified indexes ("index warrants"). An index warrant is usually issued by a bank or other financial institution and gives the Fund the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer of the warrant based on the value of the underlying index at the time of exercise. In general, if the Fund holds a call warrant and the value of the underlying index rises above the exercise price of the warrant, the Fund will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the Fund holds a put warrant and the value of the underlying index falls, the Fund will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The Fund holding a call warrant would not be entitled to any payments from the issuer at any time when the exercise price is greater than the value of the underlying index; the Fund holding a put warrant would not be entitled to any payments when the exercise price is less than the value of the underlying index. If the Fund does not exercise an index warrant prior to its expiration, then the Fund loses the amount of the purchase price that it paid for the warrant.

     The Fund will normally use index warrants as it may use index options. The risks of the Fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Index warrants are not likely to be as liquid as index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the Fund's ability to exercise the warrants at any time or in any quantity.

     Options Guidelines. In view of the risks involved in using the options strategies described above, the Fund has adopted the following investment guidelines to govern its use of such strategies; these guidelines may be modified by the Board of Trustees without shareholder approval:

          (1) the Fund will write only covered options, and each such option will remain covered so long as the Fund is obligated under the option; and

          (2) the Y2K Fund will not write put or call options having aggregate exercise prices greater than 25% of its net assets and the Banking and Finance Fund will not write put or call options having aggregate exercise prices of 5% or greater of its net assets.

     These guidelines do not apply to options attached to or acquired with or traded together with their underlying securities and do not apply to securities that incorporate features similar to options.

     Special Characteristics and Risks of Options Trading. The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. If the Fund wishes to terminate its obligation to purchase or sell securities under a put or a call option it has written, the Fund may purchase a put or a call option of the same series (that is, an option identical in its terms to the option previously written); this is known as a closing purchase transaction. Conversely, in order to terminate its right to purchase or sell specified securities under a call or put option it has purchased, the Fund may sell an option of the same series as the option held; this is known as a closing sale transaction. Closing transactions essentially permit the Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. If the Fund is unable to effect a closing purchase transaction with respect to options it has acquired, the Fund will have to allow the options to expire without recovering all or a portion of the option premiums paid. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets used as cover until the options expire or are exercised, and the Fund may experience material losses due to losses on the option transaction itself and in the covering securities.

     In considering the use of options to enhance returns or for hedging purposes, particular note should be taken of the following:

          (1) The value of an option position will reflect, among other things, the current market price of the underlying security or index, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index and general market conditions. For this reason, the successful use of options depends upon Adviser's ability to forecast the direction of price fluctuations in the underlying securities markets or, in the case of index options, fluctuations in the market sector represented by the selected index.

          (2) Options normally have expiration dates of up to three years.
     An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. The exercise price of the options may be below, equal to or above the current market value of the underlying security or index. Purchased options that expire unexercised have no value. Unless an option purchased by the Fund is exercised or unless a closing transaction is effected with respect to that position, the Fund will realize a loss in the amount of the premium paid and any transaction costs.

          (3) A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Although the Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time. A liquid market may be absent if: (i) there is insufficient trading interest in the option; (ii) the exchange has imposed restrictions on trading, such as trading halts, trading suspensions or daily price limits; (iii) normal exchange operations have been disrupted; or (iv) the exchange has inadequate facilities to handle current trading volume.

          Closing transactions may be effected with respect to options traded in the OTC markets only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists. Although the Fund will enter into OTC options with dealers that agree to enter into, and that are expected to be capable of entering into, closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an OTC option at a favorable price at any time prior to expiration. In the event of insolvency of the contra-party, the Fund may be unable to liquidate an OTC option. Accordingly, it may not be possible to effect closing transactions with respect to certain options, which would result in the Fund having to exercise those options that it has purchased in order to realize any profit. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund.

          (4) With certain exceptions, exchange listed options generally settle by physical delivery of the underlying security. Index options are settled exclusively in cash for the net amount, if any, by which the option is "in-the-money" (where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. If the Fund writes a call option on an index, the Fund will not know in advance the difference, if any, between the closing value of the index on the exercise date and the exercise price of the call option itself and thus will not know the amount of cash payable upon settlement. If the Fund holds an index option and exercises it before the closing index value for that day is available, the Fund runs the risk that the level of the underlying index may subsequently change.

          The Fund's activities in the options markets may result in a higher portfolio turnover rate and additional brokerage costs; however, the Fund also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.

SHORT-SELLING

     If the Fund anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. The Fund may realize a profit or loss depending upon whether the market price of a security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. As a hedging technique, the Fund may purchase options to buy securities sold short by the Fund. Such options would lock in a future purchase price and protect the Fund in case of an unanticipated increase in the price of a security sold short by the Fund. Short-selling is a technique that may be considered speculative and involves risk beyond the initial capital necessary to secure each transaction. In addition, the technique could result in higher operating costs for the Fund and have adverse tax effects for the investor. Investors should consider the risks of such investments before investing in the Fund.

Whenever the Fund effects a short sale, it will set aside in segregated accounts cash, U.S. Government Securities or other liquid assets equal to the difference between (i) the market value of the securities sold short; and (ii) any cash or U.S. Government Securities required to be deposited with the broker in connection with the short sale (but not including the proceeds of the short sale.) Until the Fund replaces the security it borrowed to make the short sale it must maintain daily the segregated account at such a level that the amount deposited in it plus the amount deposited with the broker as collateral will equal the current market value of the securities sold short. No more than 25% of the value of the Y2K Fund's, or 5% or more of the value of the Banking and Finance Fund's total net assets will be, when added together, (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales; and (ii) allocated to segregated accounts in connection with short sales.

                                  APPENDIX C
                        PENNSYLVANIA-BASED CORPORATIONS

In order to present a prospective investor in the PA Growth Fund with a general idea of the size and composition of the universe of Pennsylvania-based publicly-traded companies, this Appendix provides a listing of such companies identified by the Adviser as: 1. Being available for purchase by the general public, either as listed on major exchanges (New York Stock Exchange, American Stock Exchange, or NASDAQ Stock Market), or available over the counter; 2. Having their principal headquarters located in Pennsylvania. This listing does not purport to be complete and is based on information derived from publicly available documents. The listing is a general guide of Pennsylvania-based companies and is not meant to serve as a listing of companies whose stocks are currently held or may be held in the future by the Fund. See "Investment Objectives and Policies" in the Prospectus and "Additional Information Concerning Investment Objectives and Policies" in this Statement for an explanation how portfolio investments are chosen, and certain limitations on what investments this Fund can purchase.

Appendix C information is presented as follows:

     COMPANY NAME                                                                              SYMBOL
     ------------                                                                              ------
        202 Data Systems.....................................................................  TOOT
        Acap Corp............................................................................  ACAP
        ACNB Corp............................................................................  ACNB
        Acrodyne.............................................................................  ACRO
        Action Industries....................................................................  ACX
        ADAGE................................................................................  ADGE
        Adelphia Communication...............................................................  ADLA.C
        Adience..............................................................................  NONE
        Advanta..............................................................................  ADVN.A
        10  AEL Industries...................................................................  AELN.A
        11  Aero Services International......................................................  AERO
        12  Air Products.....................................................................  APD
        13  Airgas...........................................................................  ARG
        14  Alco Standard....................................................................  ASN
        15  Alcoa............................................................................  AA
        16  Allegheny Ludlum.................................................................  ALS
        17  Allegheny Valley Bancorp.........................................................  NONE
        18  Allen Organ......................................................................  AORG.B
        19  Aloette Cosmetics................................................................  ALET
        20  AM Communications................................................................  AMCI
        21  Amalgamated Automotive...........................................................  AAI
        22  Ambassador Bank of the Commonwealth..............................................  NONE
        23  American Eagle Outfitters........................................................  AEOS
        24  American Travellers..............................................................  ATVC
        25  AmeriSource......................................................................  ASHC
        26  Ametek...........................................................................  AME
        27  AMP Incorporated.................................................................  AMP
        28  Ampco-Pittsburgh.................................................................  AP
        29  Amsco International..............................................................  ASZ
        30  Apogee Inc.......................................................................  APGG
        31  Apollo Bancorp, Inc..............................................................  NONE

        32  Arco Chemical.....................................................................      RCM
        33  Armco.............................................................................      AS
        34  Armstrong County Trust Company....................................................      NONE
        35  Armstrong World...................................................................      ACK
        36  Arnold Industries.................................................................      AIND
        37  Arrow International...............................................................      ARRO
        38  Associated Communication..........................................................      ACCM.A
        39  Astea International, Inc..........................................................      ATEA
        40  Astrotech International...........................................................      AIX
        41  Atlantic Central Bankers Bank.....................................................      NONE
        42  Autoclave Engineers...............................................................      ACLV
        43  Aydin Corp........................................................................      AYD
        44  Baker, Michael Corp...............................................................      BKR
        45  Bank of Landisburg................................................................      NONE
        46  Bankers'' Financial Services Corporation..........................................      BKSV*
        47  Bankvest Inc......................................................................      NONE
        48  BCB Financial Services Corp.......................................................      NONE
        49  Bell Atlantic.....................................................................      BEL
        50  Berger Holdings Ltd...............................................................      BGRH
        51  Bethlehem Corp....................................................................      BET
        52  Bethlehem Steel...................................................................      BS
        53  Betz Labs.........................................................................      BTL
        54  BHC Financial.....................................................................      BHCF
        55  Biocontrol Tech...................................................................      BICO
        56  Black Box Corp....................................................................      BBOX
        57  Blair.............................................................................      BL
        58  Blue Ridge Real Estate Co.........................................................      BLRGZ
        59  Bon Ton...........................................................................      BONT
        60  Bowline Corp......................................................................      BOLN*
        61  Brandywine Realty Trust...........................................................      BDN
        62  Bridgeville Savings...............................................................      BRFC
        63  Bryn Mawr Bank Corp...............................................................      BMTC
        64  BT Financial......................................................................      BTFC
        65  Buck Hill Falls Co................................................................      NONE
        66  Buckeye Partners, L.P.............................................................      BPL
        67  Buffalo Valley Telephone..........................................................      BUFF*
        68  Burnham...........................................................................      BURCA*
        69  C Cor Electronics.................................................................      CCBL
        70  C-Tec.............................................................................      CTEX
        71  Cable Design Technologies.........................................................      CDTC
        72  Cabot Medical.....................................................................      CBOT
        73  Calgon Carbon.....................................................................      CCC
        74  Canondale Corp....................................................................      BIKE
        75  Carbide/Graphite Group............................................................      CGGI
        76  Cardinal Bancorp Inc. PA..........................................................      NONE
        77  Carpenter Technology..............................................................      CRS
        78  Castle Energy Corp................................................................      CECX
        79  CCFNB Bancorp Inc.................................................................      NONE
        80  CDI Corp..........................................................................      CDI
        81  Ceco Filters Inc..................................................................      CEC

        82  Cedar Group Inc..................................................................       CGMV
        83  Centercore.......................................................................       CCOR
        84  Centocor.........................................................................       CNTO
        85  Central Sprinkler................................................................       CNSP
        86  Century Financial Corp...........................................................       CYFN*
        87  Cephalon.........................................................................       CEPH
        88  CGS Scientific Corp..............................................................       CGSC
        89  Chambers Development.............................................................       CDV/A
        90  Charming Shoppes.................................................................       CHRS
        91  Charter Power System 1...........................................................       CHP
        92  Chemcial Leaman..................................................................       CLEA
        93  Chester Valley Bancorp...........................................................       CVAL
        94  Cigna............................................................................       CI
        95  Citizen and Northern Corp........................................................       CZNC
        96  Citizens Bankcorp................................................................       NONE
        97  Citizens Bank and Trust Company..................................................       CZNP*
        98  Citizens Financial Services Inc..................................................       NONE
        99  Citizens, Inc....................................................................       NONE
        100 Citizens National Bank of Ashland................................................       CIZP*
        101 Citizens National Bank of Meyersdale.............................................       CZNS*
        102 Clearfield Bank & Trust Company..................................................       CLFD*
        103 CMAC Investment Corp.............................................................       CMT
        104 CNB Financial Corp...............................................................       CNBB
        105 Codorus Valley Bancorp Inc.......................................................       CVLY*
        106 Columbia Financial Corporation...................................................       CLBF*
        107 Comcast..........................................................................       CMCSK
        108 Comm Bancorp.....................................................................       NONE
        109 Commerce Bank/Harrisburg.........................................................       COBH
        110 Commercial National Financial Corp...............................................       CNAF*
        111 Commonwealth Federal Savings Bank................................................       CMSB
        112 Communciations Group.............................................................       CMGI
        113 Community Bankers Corp...........................................................       NONE
        114 Community Banks..................................................................       CBKI
        115 Community Bank, National Association.............................................       CMYN*
        116 Community Independent Bank.......................................................       CMYI*
        117 Community Ntl. Bank of Northwestern PA...........................................       NONE
        118 Computer Research Inc............................................................       CORE
        119 Concord Health...................................................................       CHGR
        120 Conestoga Enterprises Inc........................................................       NONE
        121 Conrail..........................................................................       CRR
        122 Consolidated Natural Gas.........................................................       CNG
        123 Constitution Bancorp, Inc........................................................       NONE
        124 Consumers Financial Corp.........................................................       CFIN
        125 CoreStates.......................................................................       CFL
        126 Craftmatic Contour Industries Inc................................................       CRCC
        127 Crown American Realty Trust......................................................       CWN
        128 Crown Cork & Seal................................................................       CCK
        129 CSS Industries...................................................................       CSS
        130 Dauphin Deposit..................................................................       DAPN
        131 Deb Shops........................................................................       DEBS

        132 Dentsply..........................................................................      XRAY
        133 Derma Sciences....................................................................      DSCI
        134 Digimetrics Inc...................................................................      DIGMC
        135 Digital Descriptor Systems........................................................      DDSI
        136 DiMark............................................................................      DMK
        137 Dimeco............................................................................      NONE
        138 DNB Financial Corp................................................................      NONE
        139 Donegal Group.....................................................................      DGIC
        140 DQE...............................................................................      DQE
        141 Dravo.............................................................................      DRV
        142 Drovers Bancshares Corp...........................................................      DROV*
        143 Eagle National Bank...............................................................      NONE
        144 East Penn Bank....................................................................      NONE
        145 East Prospect State Bank..........................................................      NONE
        146 Eastern Environmental.............................................................      EESI
        147 ECC International.................................................................      ECC
        148 Ecogen............................................................................      EECN
        149 Elderton State Bank...............................................................      NONE
        150 Electro Kinetic Systems...........................................................      EKSIA
        151 Emcee Broadcast Products..........................................................      ECIN
        152 Elverson National Bank............................................................      ELVN*
        153 Emclaire Financial Corp...........................................................      NONE
        154 Emons Transportation Group........................................................      EMHO
        155 Environmental Tectonics...........................................................      ETC
        156 Ephrata National Bank.............................................................      EPNB*
        157 Equitable Resources...............................................................      EQT
        158 Erie Family Life Insurance........................................................      ERIF*
        159 ExecuFirst........................................................................      FXBC
        160 Exide.............................................................................      EX
        161 Extended Product Life.............................................................      EXED
        162 Farmers National Bank of Kittanning...............................................      NONE
        163 Farmers National Bank of Newville.................................................      NONE
        164 Farmers & Merchants Bank..........................................................      FMMB*
        165 FedOne Savings Bank, F.A..........................................................      NONE
        166 Fidelity Bancorp..................................................................      FSBI
        167 Fidelity Deposit and Discount Bank................................................      FDDB*
        168 Financial Trust...................................................................      FITC
        169 First Bank of Philadelphia........................................................      FBKP
        170 First Bell Bancorp Inc............................................................      FBBC
        171 First Capitol.....................................................................      FCYP*
        172 First Colonial Group Inc..........................................................      FTCG
        173 First Commercial Bank of Philadelphia.............................................      NONE
        174 First Commonwealth Financial......................................................      FCF
        175 First Harrisburg Bancorp..........................................................      FFHP
        176 First Jermyn......................................................................      FJMY*
        177 First Keystone Corp...............................................................      FKYS*
        178 First Leesport Bancorp, Inc.......................................................      FLPB*
        179 First Lehigh Corporation..........................................................      FLHI*
        180 First National Bancorp............................................................      NONE
        181 First National Bank of Gallitzin..................................................      FIGA*

        182 First National Bank of Canton.....................................................      FINC*
        183 First National Bank of Fredicksburg...............................................      NONE
        184 First National Bank of Lilly......................................................      NONE
        185 First National Bank of Liverpool..................................................      NONE
        186 First National Bank of Marysville.................................................      FNBM*
        187 First National Bank of Newport....................................................      FNBT*
        188 First National Bank of Port Allegheny.............................................      FIPG*
        189 First National Bank of Reynoldsville..............................................      NONE
        190 First National Bank of Slippery Rock..............................................      FNSL*
        191 First National Bank of Spangler...................................................      FNBG*
        192 First National Bank of Spring Mills...............................................      NONE
        193 First National Community Bank.....................................................      NONE
        194 First Philson Financial Corp......................................................      FPHN*
        195 First Shenango Bancorp, Inc.......................................................      SHEN
        196 First Star Savings Bank...........................................................      FSRS
        197 First Sterling Bancorp............................................................      NONE
        198 First United National Bank........................................................      NONE
        199 First West Chester Corp...........................................................      FWCC
        200 First Western.....................................................................      FWBI
        201 FJF Financial Mutual Holding Company..............................................      NONE
        202 Fleetwood Bank Corporation........................................................      NONE
        203 FNB Bancorp, Inc..................................................................      NONE
        204 FNB Financial Corporation.........................................................      FBAN
        205 FNBM Financial Corporation........................................................      NONE
        206 FNH Corporation...................................................................      NONE
        207 Foamex International..............................................................      FMXI
        208 Fore Systems......................................................................      FORE
        209 Foster, L.B.......................................................................      FSTRA
        210 Founders Bank.....................................................................      NONE
        211 FPA Bank..........................................................................      FPO
        212 Franklin First Financial Services.................................................      FRAF
        213 Freda Corp........................................................................      FRDA
        214 Fulton Bancshares.................................................................      NONE
        215 Fulton Financial..................................................................      FULT
        216 General Devices...................................................................      GDIC
        217 General Nutrition Corp............................................................      GNCI
        218 Genesis Health Ventures...........................................................      GHV
        219 Geriatric & Medical...............................................................      GEMC
        220 Giant Cement......................................................................      GCHI
        221 Gilbert Associates................................................................      GILB.A
        222 Glatfelter, P.H...................................................................      GLT
        223 Glen Rock State Bank..............................................................      GLRO*
        224 Global Environmental Corp.........................................................      GLEN
        225 Global Spill Management...........................................................      GSMI
        226 GMIS..............................................................................      GMIS
        227 Gracecare Health Systems Inc......................................................      GCHS*
        228 Grant Street National Bank........................................................      GSNB
        229 Greater Pottsville Federal S&LA...................................................      NONE
        230 Guaranty Bancshares...............................................................      GBNC
        231 Halifax National Bank.............................................................      NONE

        232 Hamlin Bank and Trust Company.....................................................      NONE
        233 Hanover Bancorp...................................................................      HOVB*
        234 Hanover Foods Corp................................................................      NONE
        235 Harleysville Group................................................................      HGIC
        236 Harleysville Nat'l Corp...........................................................      HNBC
        237 Harleysville Savings..............................................................      HARL
        238 Harris Savings Bank...............................................................      HARS
        239 Harsco Corporation................................................................      HSC
        240 Healthcare Services Group.........................................................      HCSG
        241 Health Rite.......................................................................      HLRT
        242 Heinz.............................................................................      HNZ
        243 Herley Industries.................................................................      HRLY
        244 Herndon National Bank.............................................................      NONE
        245 Hershey Foods.....................................................................      HSY
        246 Hoblitzell National Bank of Hyndman...............................................      NONE
        247 Honat Bancorp.....................................................................      HONT*
        248 Hope Technologies.................................................................      HOPK*
        249 Horsehead Resources Development...................................................      HHRD
        250 Hunt Manufacturing................................................................      HUN
        251 IBAH, Inc.........................................................................      BAH
        252 IBT Bancorp, Inc..................................................................      IBTB
        253 ICC Technology....................................................................      ICGN
        254 II VI.............................................................................      IIVI
        255 Independent American Financial Corp...............................................      NONE
        256 Industrial Scientific.............................................................      ISCX
        257 Inertial Motors Corp..............................................................      IMTS*
        258 Information Systems Acquisitions Corp.............................................      ISAC
        259 Innovative Tech Systems...........................................................      ITSY
        260 Integra Financial.................................................................      ITG
        261 Integrated Circuit Systems........................................................      ICST
        262 Intelligent Electronics...........................................................      INEL
        263 InterDigital Communications.......................................................      IDC
        264 International Canine Genetics.....................................................      ICGI
        265 Irex Corp.........................................................................      IREX
        266 Iron & Glass Bancorp, Inc.........................................................      IRGB*
        267 J & L Specialty Steels............................................................      JL
        268 Jetronic Industries...............................................................      JET
        269 JLG Industries....................................................................      JLGI
        270 Johnstown America.................................................................      JAII
        271 Jones Apparel Group...............................................................      JNY
        272 Jonestown Bank & Trust Company....................................................      NONE
        273 JTNB Bancorp......................................................................      NONE
        274 Judicate Inc......................................................................      JUDG
        275 Juniata Valley Financial Corp.....................................................      JUVF*
        276 Kennametal Inc....................................................................      KMT
        277 Keystone Financial Inc............................................................      KSTN
        278 Keystone Heritage Group Inc.......................................................      KHGI
        279 Kish Bancorp, Inc.................................................................      KISB*
        280 Kleinerts.........................................................................      KLRT
        281 Kranzco Realty Trust..............................................................      KRT

        282 Kulicke Soffa.....................................................................      KLIC
        283 Lake Ariel Bancorp, Inc...........................................................      LABN*
        284 Lannett Co. Inc...................................................................      LANN*
        285 Laurel Capital Group..............................................................      LARL
        286 Laurentian Capital................................................................      LQ
        287 Lewistown Trust Company...........................................................      LEWI*
        288 Liberty Property Trust............................................................      LRY
        289 Liberty Technology................................................................      LIBT
        290 Lock Haven Savings Bank...........................................................      NONE
        291 Lukens............................................................................      LUC
        292 Luzerne National Bank Corporation.................................................      NONE
        293 Madison Bancshares Group LTD......................................................      NONE
        294 Magainin Pharmaceuticals..........................................................      MAGN
        295 Mainline Bancorp..................................................................      NONE
        296 Manor National Bank...............................................................      MANR*
        297 Mark Centers Trust................................................................      MCT
        298 Marlton Technology................................................................      MTY
        299 Mars National Bank................................................................      MNBP*
        300 Masland...........................................................................      MSLD
        301 Matthews International Corporation................................................      MATW
        302 Mauch Chunk Trust Company.........................................................      NONE
        303 Medco Group Inc...................................................................      NONE
        304 Med-Design........................................................................      MEDD
        305 Mellon Bank.......................................................................      MEL
        306 Menley & James....................................................................      MENJ
        307 Mercer County State Bancorp.......................................................      MCSB*
        308 Mercersburg Financial Corporation.................................................      NONE
        309 Merchants National Bank of Bangor.................................................      MCHT*
        310 Merchants National Bank of Kittanning.............................................      NONE
        311 Merchants of Shenandoah Ban-Corp..................................................      MSHN*
        312 Meridian Bancorp..................................................................      MRDN
        313 Met-Pro...........................................................................      MPR
        314 Metrobank of Philadelphia, N.A....................................................      NONE
        315 Mid Penn Bancorp..................................................................      MPEN*
        316 Mifflinburg Bancorp, Inc..........................................................      NONE
        317 Mine Safety Appliances............................................................      MNES
        318 Miners Bank of Lykens.............................................................      MNRB*
        319 Miners Nat'l Bancorp..............................................................      MNBC
        320 MK Rail...........................................................................      MKRL
        321 Montour Bank......................................................................      NONE
        322 Moore Products....................................................................      MORP
        323 Mother's Work.....................................................................      MWRK
        324 Mountbatten, Inc..................................................................      MTBN
        325 Moxham Bank Corporation...........................................................      MOXM*
        326 Moyco Industries..................................................................      MOYC*
        327 Muncy Bank Financial..............................................................      MNCY*
        328 Musicom...........................................................................      MUSO
        329 Mylan Labs........................................................................      MYL
        330 National American Bancorp.........................................................      NABN*
        331 National Bank of Malvern..........................................................      NONE

        332 National Bank of Olyphant.........................................................      NONE
        333 National Media....................................................................      NM
        334 National Penn Bancshares..........................................................      NPBC
        335 National Record Mart..............................................................      NRMI
        336 Neffs Bancorp, Inc................................................................      NEFF*
        337 New Bethelem Bank.................................................................      NBET*
        338 New Tripoli Bancorp...............................................................      NETN*
        339 Nobel Education Dynamics..........................................................      NEDI
        340 Nocopi............................................................................      NOOP*
        341 North East Bancshares, Inc........................................................      NONE
        342 North Pittsburgh System...........................................................      NORY*
        343 Northern Lehigh Bancorp, Inc......................................................      NOLE*
        344 NorthStar Health Services.........................................................      NSTR
        345 Northumberland National Bank......................................................      NONE
        346 Novacare..........................................................................      NOV
        347 Noxso.............................................................................      NOXO
        348 NSD Bancorp.......................................................................      NONE
        349 Nuclear Research Corp.............................................................      NONE
        350 Nuclear Support...................................................................      NSSI
        351 Numar.............................................................................      NUMR
        352 Numerex...........................................................................      NMRX
        353 Nutrition Management..............................................................      NMSCA
        354 Oakhurst Company..................................................................      OAK
        355 O'Brien Energy System.............................................................      OBS
        356 Old Forge Bank....................................................................      OLDF*
        357 OMEGA.............................................................................      OMEF
        358 Orbisonia Community Bancorp, Inc..................................................      NONE
        359 Orrstown Financial Services.......................................................      ORRB*
        360 Owosso Corp.......................................................................      OWOS
        361 Palm Bancorp......................................................................      NONE
        362 Parkvale Financial................................................................      PVSA
        363 PCI Services......................................................................      PCIS
        364 PDG Environmental.................................................................      PDGE
        365 Penn American Group...............................................................      PAGI
        366 Penn Engineering & Mfg............................................................      PNN
        367 Penn First Bancorp................................................................      PWBC
        368 Penn Laurel Financial Corporation.................................................      NONE
        369 Penn National Gaming..............................................................      PENN
        370 Penn Security Bank and Trust Company..............................................      PSBT*
        371 Penn Virginia.....................................................................      PVIR
        372 Penncore Financial Services Corporation...........................................      NONE
        373 Pennrock Finanical Services Corp..................................................      PRFS*
        374 Penns Woods Bancorp Inc...........................................................      PWOD*
        375 Pennsylvania Capital Bank.........................................................      NONE
        376 Pennsylvania Enterprises..........................................................      PNT
        377 Pennsylvania Power & Light........................................................      PPL
        378 Pennsylvania Real Estate Inv. Trust...............................................      PEI
        379 Pennsylvania State Bank...........................................................      NONE
        380 PennTreaty American Corp..........................................................      PTAC
        381 Peoples Bank of Oxford............................................................      PPBK*

        382 Peoples Bank of Unity.............................................................      NONE
        383 Peoples Financial Corporation, Inc................................................      NONE
        384 Peoples Financial Services Corporation, Inc.......................................      NONE
        385 Peoples Ltd.......................................................................      NONE
        386 Peoples National Bank of Rural Valley.............................................      NONE
        387 Peoples State Bank................................................................      PSEB
        388 Pep Boys..........................................................................      PBY
        389 Phoenix Bancorp, Inc..............................................................      NONE
        390 Philadelphia Consolidated Holding Corp............................................      PHLY
        391 PECO..............................................................................      PE
        392 Philadelphia Suburban.............................................................      PSC
        393 Piercing Pagoda...................................................................      PGDA
        394 Pioneer American Holding Company Corp.............................................      NONE
        395 Pitt-Desmoines....................................................................      PDM
        396 PNC Financial.....................................................................      PNC
        397 PPG Industries....................................................................      PPG
        398 Premier Bank......................................................................      NONE
        399 Prime Bancorp.....................................................................      PSAB
        400 Progress Financial................................................................      PFNC
        401 Prophet 21........................................................................      PXXI
        402 Provident American................................................................      PAMC
        403 QNB Corp..........................................................................      QNBC*
        404 Quad Systems......................................................................      QSYS
        405 Quaker Chemical...................................................................      QCHM
        406 Quigley Corp......................................................................      QGYC
        407 QVC Network.......................................................................      QVCN
        408 Reading Co........................................................................      RDGCA
        409 Regent Bancshares.................................................................      RBNK
        410 Renal Treatment Centers...........................................................      RXTC
        411 Rent Way..........................................................................      RWAY
        412 Resource America..................................................................      REXI
        413 Respironics.......................................................................      RESP
        414 Rhone Poulac-Rorer................................................................      RPR
        415 Right Management Consultants......................................................      RMCI
        416 Rite Aid..........................................................................      RAD
        417 Robec.............................................................................      ROBC
        418 Robroy Industries.................................................................      RROYA*
        419 Rochester & Pittsburgh Coal Company...............................................      REPT
        420 Rohm & Haas.......................................................................      ROH
        421 Royal Bank........................................................................      RBPA.A
        422 R&B Inc...........................................................................      RBIN
        423 Safeguard Scientifics.............................................................      SFE
        424 Salem.............................................................................      SBS
        425 Scan Graphics.....................................................................      SCNG
        426 Scanforms Inc.....................................................................      CFM
        427 Scott Paper.......................................................................      PP
        428 Second National Bank of Masontown.................................................      NONE
        429 Security First Bank...............................................................      SFMP
        430 SEI Corp..........................................................................      SEIC
        431 Selas.............................................................................      SLS

        432 Shared Medical Systems............................................................      SMED
        433 Shawnee Financial Services Corporation............................................      NONE
        434 SI Handling.......................................................................      SIHS
        435 Sigma Alpha Entertainment Group LTD...............................................      SAEG
        436 Sinter Metals.....................................................................      SNM
        437 Smithfield State Bank of Smithfield...............................................      NONE
        438 SMT Health Services...............................................................      SHED
        439 Somerset Trust Company............................................................      SOMT*
        440 Southwest National................................................................      SWPA
        441 Sovereign Bancorp.................................................................      SVRN
        442 Spectrum Control..................................................................      SPEC
        443 SPS Technologies..................................................................      ST
        444 State Bancshares..................................................................      SBNP
        445 Steel City Products...............................................................      SCPI
        446 Sterling Financial Corp...........................................................      SLFI*
        447 Strawbridge & Clother.............................................................      STRW.A
        448 STV Group.........................................................................      STVI
        449 SubMicron.........................................................................      SUBM
        450 Suburban Federal Savings Bank.....................................................      SUBF*
        451 Sulcus Computer...................................................................      SUL
        452 Summit Bancorp....................................................................      NONE
        453 Sun Bancorp.......................................................................      SUBI
        454 Sun Company.......................................................................      SUN
        455 Sungard Data Systems..............................................................      SNDT
        456 Super Rite........................................................................      SUPR
        457 Supra Medical.....................................................................      SUM
        458 Surgical Laser Technologies.......................................................      SLTI
        459 Susquehanna Bancshares............................................................      SUSQ
        460 Sylvan Foods......................................................................      SYLN
        461 Systems & Computer Tehcnology.....................................................      SCTC
        462 S&T Bancorp.......................................................................      STBA
        463 Tasty Baking......................................................................      TBC
        464 Technitrol........................................................................      TNL
        465 Teleflex..........................................................................      TFX
        466 Tel-Save Holdings.................................................................      TALK
        467 TF Financial Corp.................................................................      NONE
        468 Thermal Industries................................................................      THMP
        469 Toll Brothers.....................................................................      TOL
        470 Total Containment, Inc............................................................      TCIX
        471 Tower Bancorp.....................................................................      TOBC*
        472 Transducer Systems................................................................      TSIC
        473 Troy Hill Bancorp.................................................................      THBC
        474 Tseng Labs........................................................................      TSNG
        475 Turbotville National Bank.........................................................      TVNB*
        476 Tuscarora Plastics................................................................      TUSC
        477 UGI Corp..........................................................................      UGI
        478 UNB Corporation...................................................................      NONE
        479 Uni-Marts.........................................................................      UNI
        480 Union Bancorp.....................................................................      UBTP*
        481 Union National Financial Corp.....................................................      NONE

        482 Union Pacific.....................................................................      UNP
        483 Unisys............................................................................      UIS
        484 United Bank of Philadelphia.......................................................      NONE
        485 United Valley Bank................................................................      NONE
        486 Universal Health Services.........................................................      UHS
        487 Univest Corporation of Pennsylvania...............................................      UVSP
        488 Urban Outfitters..................................................................      URBN
        489 USA BancShares....................................................................      USAB
        490 USA Technologies..................................................................      USAN
        491 US Wats Inc.......................................................................      USWI
        492 USBANCorp.........................................................................      UBAN
        493 USX - Marathon....................................................................      MRO
        494 USX Delhi.........................................................................      DGP
        495 USX - U.S. Steel..................................................................      X
        496 UTI Energy Corporation............................................................      UTI
        497 U.S. Bioscience...................................................................      UBS
        498 U.S. Healthcare...................................................................      USHC
        499 Valley Forge Scientific...........................................................      VLFG
        500 Vineyard Oil and Gas..............................................................      NONE
        501 Vishay Intertechnology............................................................      VSH
        502 VWR...............................................................................      VWRX
        503 V. F. Corp........................................................................      VFC
        504 Walshire Inc......................................................................      WALS
        505 Wayne County Bank & Trust Company.................................................      WYBP*
        506 Weis Markets......................................................................      WMK
        507 West..............................................................................      WST
        508 West Milton State Bank............................................................      NONE
        509 Westinghouse......................................................................      WX
        510 Westinghouse Airbrake.............................................................      WAB
        511 Westmoreland Coal.................................................................      WCX
        512 Weston Roy F......................................................................      WSTN.A
        513 Woodlands Bank....................................................................      NONE
        514 WVS Financial Corp................................................................      WVFC
        515 York Financial....................................................................      YFED
        516 York International................................................................      YRK
        517 York Water........................................................................      YWTR
        518 Zurn Ind..........................................................................      ZRN
        519 Zynaxis...........................................................................      ZNXS

                   APPENDIX D: YEAR 2000 INDUSTRY COMPANIES

     The Following is a listing of companies (1) common stock of which is (a) available for purchase and sale upon either the New York Stock Exchange ("NYSE") or the American Stock Exchange ("AMEX"), (b) regularly quoted on either the National Market ("NNM") or Small-Cap ("NSC") level of the NASDAQ Automated Quote System ("NASDAQ") of the National Association of Securities Dealers, Inc.("NASD"), or (c) otherwise traded in the over-the-counter dealer market ("OTC") by NASD member firms; and (2) which the Fund's Adviser has identified as having stated, or been reported as possessing, an intention of developing or supporting marketable solutions to Year 2000 computer-related problems.

     The listing is based on information derived from publicly available sources, is furnished only as a present illustrative guide to the Y2K industry, and does not purport to be a complete listing of either the Y2K industry as a whole or of the companies which are currently (or which may, at any time in the future) be represented within the portfolio of The Y2K Fund. The Fund's Adviser reserves the right to engage in short, as well as long options and short-selling strategies when investing, on behalf of the Fund, in securities issued by these, and other, Y2K companies. For a complete description of the Fund's investment objective and policies, see the Prospectus and accompanying Statement of Additional Information.


Company                            Trading Symbol      Primary Trading Market
-------                            --------------      ----------------------
Accelr8 Technology Corp.                   ACLY                 NNM
AccuStaff, Inc.                            ASI                  NYSE
AGISS Corporation                          AGCR                 OTC
ALLTEL Corp.                               AT                   NYSE
Alternative Resources Corp.                ALRC                 NNM
Alydaar Software Corp.                     ALYD                 OTC
Amdahl Corp.                               AMH                  AMEX
American Management Systems                AMSY                 NNM
American Software                          AMSWA                NNM
SABRE Group Holdings "A"                   TSG                  NYSE
Analysts International Corp.               ANLY                 NNM
Automatic Data Processing                  AUD                  NYSE
Baan Company                               BAANF                NNM
BDM International Inc.                     BDMI                 NNM
BRC Holdings Inc.                          BRCP                 NNM
BTG Incorporated                           BTGI                 NNM
CACI International Inc.                    CACI                 NNM
Cambridge Technology Partners              CATP                 NNM
Cayenne Software Inc.                      CAYN                 NNM
CIBER Inc.                                 CBR                  NYSE
Claremont Technology Group                 CLMT                 NNM
Cognizant Corporation                      CZT                  NYSE
Cognos                                     COGNF                NNM
Comdisco Inc.                              CDO                  NYSE
Comforce Corporation                       CFS                  AMEX
Complete Business Solutions Inc.           CBSL                 NNM
Computer Associates International          CA                   NYSE
Computer Concepts Corp.                    CCEE                 NSC
Computer Horizons Corp.                    CHRZ                 NNM
Computer Management Sciences Inc.          CMSX                 NNM

Computer Sciences                          CSC                  NYSE
Computer Task Group Inc.                   TSK                  NYSE
Compuware Corp.                            CPWR                 NNM
ConSyGen, Inc.                             CSGI                 OTC
COREStaff Inc.                             CSTF                 NNM
Crystal Systems Solutions                  CRYSF                NNM
Data Dimensions                            DDIM                 NNM
Data Systems Network Corp.                 DSYS                 NSM
Dell Computer Corp.                        DELL                 NMS
DelSoft Consulting Inc.                    DSFT                 OTC
Digital Equipment Corp.                    DEC                  NYSE
Egan Systems Inc.                          EGNS                 OTC
Electronic Data Systems Corp.              EDS                  NYSE
Forrester Research, Inc.                   FORR                 NNM
Gartner Group "A"                          GART                 NNM
GTE Corp.                                  GTE                  NYSE
Hitachi, Ltd. ADR                          HIT                  NYSE
Intl. Business Machines                    IBM                  NYSE
Infinium Software                          INFM                 NNM
Information Analysis Inc.                  IAIC                 NNM
Information Management Resources           IMRS                 NNM
Informix Corp.                             IFMX                 NNM
International Veronex Resources Ltd.       IVXR                 OTC
Intersolv                                  ISLI                 NSM
Keane Inc.                                 KEA                  AMEX
Logicon Inc.                               LGN                  NYSE
MAPICS Inc.                                MAPX                 NNM
Mastech Corporation                        MAST                 NNM
Mercury Interactive                        MERQ                 NNM
MCI Communications                         MCIC                 NNM
Micro Focus Group ADS                      MIFGY                NNM
NeoMedia Technologies Inc.                 NEOM                 NSM
Neoware Systems Inc.                       NWRE                 NNM
The NetPlex Group Inc.                     NTPL                 NSM
New Dimension Software                     DDDDF                NNM
Norrell Corp.                              NRL                  NYSE
Olsten Corp.                               OLS                  NYSE
Oracle Corp.                               ORCL                 NNM
PeopleSoft Inc.                            PSFT                 NNM
Peritus Software Services                  PTUS                 NNM
PLATINUM technology Inc.                   PLAT                 NNM
Policy Management Systems                  PMS                  NYSE
Reliance Group Holdings                    REL                  NYSE
Robert Half International                  RHI                  NYSE
Romac International Inc.                   ROMC                 NNM
Safeguard Scientifics Inc.                 SFE                  NYSE
SAP AG - Sponsored ADR                     SAPHY                OTC
Sapiens International Corp. N.V.           SPNSF                NNM
SCB Computer Technology Inc.               SCBI                 NNM
SEEC Inc.                                  SEEC                 NNM

Sterling Software                          SSW                  NYSE
Strategia Corp.                            STGI                 OTC
SunGard Data Systems                       SDS                  NYSE
Sun Microsystems                           SUNW                 NNM
Sybase Inc.                                SYBS                 NNM
Systems & Computer Technology Corp.        SCTC                 NNM
Systems Software Associates Inc.           SSAX                 NNM
Tandem Computers                           TDM                  NYSE
Tangram Enterprise Solutions, Inc.         TESI                 NSM
Techforce Corp.                            TFRC                 NNM
Thinking Tools Inc.                        TSIM                 NSM
Titan Corporation                          TTN                  NYSE
Topro Inc.                                 TPRO                 NSM
Transformation Processing Inc.             TPII                 OTC
TSR Inc.                                   TSRI                 NNM
Unicomp Inc.                               UCMP                 NNM
Unisys Corp.                               UIS                  NYSE
VIASOFT Inc.                               VIAS                 NNM
Walker Interactive Systems                 WALK                 NNM
Wang Laboratories Inc.                     WANG                 NNM
Whittman-Hart Inc.                         WHIT                 NNM
Zitel Corp.                                ZITL                 NNM
ZMAX Corp.                                 ZMAX                 OTC

PART C:   OTHER INFORMATION

Item 23.  Exhibits

(a)(1) The HomeState Group's (the "Registrant") Declaration of Trust, dated August 26, 1992 and Joinder of Additional Trustees (Incorporated by reference to Exhibit 23(a)(1) to the Post-Effective No. 10 to this Registration Statement filed with the Commission on August 20, 1998)

(a)(2) Addendum 2 to the Declaration of Trust, dated August 1, 1997 (Incorporated by reference to Exhibit 23(a)(2) to the Post-Effective No. 10 to this Registration Statement filed with the Commission on August 20, 1998)

(a)(3) Amendment to the Declaration of Trust dated August 31, 1998 restating Addendum 1 thereto (Incorporated by reference to Exhibit 23(a)(1) to the Post-Effective No. 10 to this Registration Statement filed with the Commission on August 20, 1998)

(b)       None.

(c)       Form of Certificate of Common Stock. (Incorporated by reference to
          Exhibit 4 to Pre-Effective Amendment No. 3 to this Registration Statement filed with the Commission on September 22, 1992.)

(d)(1) Investment Advisory Agreement between the Registrant, on behalf of The HomeState Pennsylvania Growth Fund, and Emerald Advisers, Inc., dated September 1, 1992 (Incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 5 to this Registration Statement filed with the Commission on November 27, 1996.)

(d)(2) Investment Advisory Agreement between the Registrant, on behalf of The HomeState Select Banking and Finance Fund, and Emerald Advisers, Inc., dated September 1, 1992 (Incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 5 to this Registration Statement filed with the Commission on November 27, 1996.)

(d)(3) Investment Advisory Agreement between the Registrant, on behalf of The HomeState Year 2000 ("Y2K") Fund, and Emerald Advisers, Inc., dated September 11, 1997 (Incorporated by reference to Exhibit 5(c) to Post-Effective Amendment No. 8 to this Registration Statement filed with the Commission on September 15, 1997.)

(e) Distribution Agreement between the Registrant and Rafferty Capital Markets, Inc., dated May 19, 1998 (Incorporated by reference to
          Exhibit 23(e) to the Post- Effective No. 10 to this Registration Statement filed with the Commission on August 20, 1998)

(f)       None.

(g)(1) Custodian Servicing Agreement between the Registrant and Firstar Trust Company dated March 1, 1998 (Incorporated by reference to Exhibit 23(g)(1) to the Post-

          Effective No. 10 to this Registration Statement filed with the Commission on August 20, 1998)

(g)(2) Firstar Trust Company Mutual Fund Services Fee Schedules for Registrant (Incorporated by reference to Exhibit 23(g)(2) to the Post-Effective No. 10 to this Registration Statement filed with the Commission on August 20, 1998)

(h)(1) Transfer Agent Servicing Agreement between the Registrant and Firstar Trust Company dated March 1, 1998 (Incorporated by reference to
          Exhibit 23(h)(1) to the Post-Effective No. 10 to this Registration Statement filed with the Commission on August 20, 1998)

(h)(2) Fund Administration Servicing Agreement between the Registrant and Firstar Trust Company dated March 1, 1998 (Incorporated by reference to Exhibit 23(h)(2) to the Post-Effective No. 10 to this Registration Statement filed with the Commission on August 20, 1998)

(h)(3) Fund Account Servicing Agreement between the Registrant and Firstar Trust Company dated March 1, 1998 (Incorporated by reference to
          Exhibit 23(h)(3) to the Post-Effective No. 10 to this Registration Statement filed with the Commission on August 20, 1998)

(h)(4) Fulfillment Servicing Agreement between the Registrant and Firstar Trust Company dated March 1, 1998 (Incorporated by reference to
          Exhibit 23(h)(4) to the Post-Effective No. 10 to this Registration Statement filed with the Commission on August 20, 1998)

(i)       Not Applicable

(j)       Consent of Independent Accountants....................................

(k) Financial Statements for The HomeState Pennsylvania Growth Fund, The HomeState Select Banking and Finance Fund, and The HomeState Year 2000
          (Y2K) Fund are Incorporated by Reference to the Form N-30D filed on September 10, 1999.

(l) Initial Capital Agreement (Incorporated by Reference to Exhibit 13 to Post-Effective Amendment No. 9 to this Registration Statement filed on October 30, 1997.)

(m)(1) Rule 12b-1 Plan for The HomeState Pennsylvania Growth Fund (Incorporated by Reference to Exhibit 15(a) to Post-Effective Amendment No. 5 to this Registration Statement filed on November 27, 1996.)

   (2) Rule 12b-1 Plan for The HomeState Banking and Finance Fund (Incorporated by Reference to Exhibit 15(b) to Post-Effective Amendment No. 5 to this Registration Statement filed on November 27, 1996.)

   (3) Rule 12b-1 Plan for The Year 2000 ("Y2K") Fund (Incorporated by Reference to Exhibit 15(c) to Post-Effective Amendment No. 8 to this Registration Statement filed on September 15, 1997.)

(n) Financial Data Schedule (Incorporated by Reference to Exhibit 17 to Post Effective Amendment No. 7 filed on August 18, 1997.)

(o)       None.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUNDS

None.

ITEM 25.  INDEMNIFICATION

     The Declaration of Trust incorporated by reference to Exhibit 23(a)(1) to the Post-Effective No. 10 to this Registration Statement filed with the Commission on August 20, 1998 provides for indemnification of Trustees, as set forth in Section 13 thereof.

     The Distribution Agreement incorporated by reference to Exhibit 23(e) to the Post-Effective No. 10 to this Registration Statement filed with the Commission on August 20, 1998 provides for indemnification of Rafferty Capital Markets, Inc., its officers and directors and any person who controls Rafferty Capital Markets, Inc.

     The Registrant has in effect a directors' and officers' liability policy covering specific types of errors and omissions.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers and controlling persons of the Registrant pursuant to such provisions of the Declaration of Trust, Distribution Agreement, or statutes or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares of the Registrant, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

     Emerald Advisers, Inc. also serves as General Partner to Emerald Partners, L.P., a Pennsylvania-chartered investment limited partnership. As Emerald Advisers, Inc. is a wholly-owned corporation (incorporated on November 14, 1991), each director and officer of the corporation has held various positions with other companies prior to the founding of Emerald Advisers, Inc. Information as to the directors and officers of Emerald Advisors, Inc. is included in its Form ADV filed on November 14, 1991, and most recently supplemented on September 20, 1999, with the Securities and Exchange Commission (File No. 801-40263) and is incorporated herein by reference.

ITEM 27.  PRINCIPAL UNDERWRITERS

     (a)  Investment Companies for which Rafferty Capital
Markets, Inc. also acts a principal underwriter: Potomac Funds, Badgley Funds (as of August 17, 1998).

     (b) The following table sets forth certain information for each director, officer or partner of Rafferty Capital Markets, Inc., the principal underwriter of the Funds.

------------------------------------------------------------------------------------------------------
                  (1)                       (2)                               (3)
------------------------------------------------------------------------------------------------------
          Name and Principal       Positions and Offices            Positions and Officers
           Business Address        with Rafferty Capital                  with Funds
                                       Markets, Inc.
------------------------------------------------------------------------------------------------------
Lawrence Rafferty                       Owner                           Partner of Potomac Funds,
550 Mamaroneck Avenue                                                   Not Involved with other Fund
Harrison, NY 10528                                                      Duties
------------------------------------------------------------------------------------------------------
Thomas Mulrooney                      President                         General Securities Principal
550 Mamaroneck Avenue
Harrison, NY 10528
------------------------------------------------------------------------------------------------------
Derek Park                       Senior Vice President                  General Securities Principal
550 Mamaroneck Avenue
Harrison, NY 10528
------------------------------------------------------------------------------------------------------
Brendan Moyna                        Vice President                     Series 7 Representative
550 Mamaroneck Avenue
Harrison, NY 10528
------------------------------------------------------------------------------------------------------
Richard Buhr                           Head Trader                      None
550 Mamaroneck Avenue
Harrison, NY 10528
------------------------------------------------------------------------------------------------------
Philip Harding                       Vice President                     Series 7 Representative
550 Mamaroneck Avenue
Harrison, NY 10528
------------------------------------------------------------------------------------------------------

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

     Certain accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder and the records relating to the duties of the Registrant's transfer agent are maintained by Firstar Trust Company, P.O. Box 701, 615 E. Michigan Street, Milwaukee, WI 53201-0701. Records relating to the duties of the Registrant's custodian are maintained by Firstar Trust Company, P.O. Box 701, 615 E. Michigan Street, Milwaukee, WI 53201-0701.

ITEM 29.  MANAGEMENT SERVICES

     None.

ITEM 30.  UNDERTAKINGS

     Not Applicable.

                                  SIGNATURES

     Pursuant to the requirements of the Investment Company Act, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 11 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lancaster, and the Commonwealth of Pennsylvania on the 29th day of October, 1999.


                              The HomeState Group

                              By: /s/ Scott L. Rehr

                               ---------------------------------
                                Scott L.  Rehr

                                President and Trustee

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 11 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Bruce E. Bowen                   Trustee                 October 29, 1999

Kenneth G. Mertz II, C.F.A.      Trustee, Vice           October  29, 1999
                                President and

                                Chief Investment
                                Officer

Daniel W. Moyer IV               Trustee, Vice           October  29,  1999
                                President and
                                Secretary

Scott C. Penwell                 Trustee                 October 29, 1999

Scott L. Rehr                    Trustee and             October 29, 1999
                                President

Dr. H.J. Zoffer                  Trustee                 October  29, 1999

Dated: October 29, 1999


By: /s/ Scott L. Rehr

    --------------------------------------
      Scott L.  Rehr
      President and Trustee
      (Power of Attorney*)

* (Incorporated by Reference to the Signature Page of Post-Effective Amendment No. 9 to this Registration Statement filed with the Commission on October 30, 1997.)

                                 EXHIBIT INDEX

Exhibit
 No.                                                                       Page
                                                                            No.
               Description of Exhibit


(a)(1)  The HomeState Group's (the "Registrant")
        Declaration of Trust, dated August 26, 1992 and
        Joinder of Additional Trustees (Incorporated by reference to Exhibit 23(a)(1) to the Post-Effective
        No. 10 to this Registration Statement filed with the Commission on August 20, 1998)
(a)(2)  Addendum 2 to the Declaration of Trust, dated August 1,
        1997 (Incorporated by reference to Exhibit 23(a)(2) to the Post-Effective No. 10 to this Registration
        Statement filed with the Commission on August
        20, 1998)
(a)(3)  Amendment to the Declaration of Trust dated August 31,
        1998 restating Addendum 1 thereto (Incorporated by reference to Exhibit 23(a)(1) to the Post-Effective
        No. 10 to this Registration Statement filed with the Commission on August 20, 1998)
(b)     None.

(c)     Form of Certificate of Common Stock. (Incorporated by
        reference to Exhibit 4 to Pre-Effective Amendment No.
        3 to this Registration Statement filed with the
        Commission on September 22, 1992.)
(d)(1)  Investment Advisory Agreement between the Registrant, on behalf of The HomeState Pennsylvania Growth Fund,
        and Emerald Advisers, Inc., dated September 1, 1992
        (Incorporated by reference to Exhibit 5(a) to
        Post-Effective Amendment No. 5 to this Registration
        Statement filed with the Commission on November 27, 1996.)
(d)(2)  Investment Advisory Agreement between the Registrant, on behalf of The HomeState Select Banking and Finance
        Fund, and Emerald Advisers, Inc., dated September 1,
        1992 (Incorporated by reference to Exhibit 5(b) to
        Post-Effective Amendment No. 5 to this Registration
        Statement filed with the Commission on November 27, 1996.)
(d)(3)  Investment Advisory Agreement between the Registrant, on behalf of The HomeState Year 2000 ("Y2K") Fund, and
        Emerald Advisers, Inc., dated September 11, 1997
        (Incorporated by reference to Exhibit 5(c) to
        Post-Effective Amendment No. 8 to this Registration
        Statement filed with the Commission on September 15, 1997.)
(e)     Distribution Agreement between the Registrant and Rafferty
        Capital Markets, Inc., dated May 19, 1998 (Incorporated
        by reference to Exhibit 23(e) to the Post-Effective No.
        10

        to this Registration Statement filed with the Commission on August 20, 1998)
(f)     None.
(g) (1)Custodian Servicing Agreement between the Registrant and Firstar Trust Company dated March 1, 1998 (Incorporated by reference to Exhibit 23(g)(1) to the Post-Effective No.10 to this Registration Statement filed with the Commission on August 20, 1998)
(g)(2) Firstar Trust Company Mutual Fund Services Fee Schedules for Registrant (Incorporated by reference to Exhibit 23(g)(2) to the Post-Effective No.10 to this Registration Statement filed with the Commission on August 20, 1998)
(h)(1) Transfer Agent Servicing Agreement between the Registrant and Firstar Trust Company dated March 1, 1998 (Incorporated by reference to Exhibit 23(h)(1) to the Post-Effective No. 10 to this Registration Statement filed with the Commission on August 20, 1998)
(h)(2) Fund Administration Servicing Agreement between the Registrant and Firstar Trust Company dated March 1,
        1998 (Incorporated by reference to Exhibit 23(h)(2) to the Post-Effective No. 10 to this Registration Statement filed with the Commission on August 20, 1998)
(h)(3) Fund Account Servicing Agreement between the Registrant and Firstar Trust Company dated March 1, 1998 (Incorporated by reference to Exhibit 23(h)(3) to the Post-Effective No. 10 to this Registration Statement filed with the Commission on August 20, 1998)
(h)(4) Fulfillment Servicing Agreement between the Registrant and Firstar Trust Company dated March 1, 1998 (Incorporated by reference to Exhibit 23(h)(4) to the Post-Effective No. 10 to this Registration Statement filed with the Commission on August 20, 1998)
(i)     Not Applicable
(j)     Consent of Independent Accountants.
(k) Financial Statements for The HomeState Pennsylvania Growth Fund, The HomeState Select Banking and Finance Fund, and The HomeState Year 2000 (Y2K) Fund are Incorporated by Reference to the Form N-30D filed on September 10, 1999.
(l)     Initial Capital Agreement (Incorporated by Reference to
        Exhibit 13 to Post-Effective Amendment No. 9 to this Registration Statement filed on October 30, 1997.)
(m)(1) Rule 12b-1 Plan for The HomeState Pennsylvania Growth Fund (Incorporated by Reference to Exhibit 15(a) to Post-Effective Amendment No. 5 to this Registration Statement filed on November 27, 1996.)
   (2)  Rule 12b-1 Plan for The HomeState Banking and Finance

         Fund (Incorporated by Reference to Exhibit 15(b) to Post-Effective Amendment No. 5 to this Registration Statement filed on November 27, 1996.)
   (3) Rule 12b-1 Plan for The Year 2000 ("Y2K") Fund (Incorporated by Reference to Exhibit 15(c) to Post-Effective Amendment No. 8 to this Registration Statement filed on September 15, 1997.)

(n)      Financial Data Schedule (Incorporated by Reference to
         Exhibit 17 to Post Effective Amendment No. 7 filed on
         August 18, 1997.)

(o)      None.